UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and Government Agency Obligations 57.8%	U.S. Government and Government Agency Obligations 61.0%
AAA 7.3%	AAA 6.4%
AA 3.5%	AA 2.7%
A 13.7%	A 14.0%
BBB 16.3%	BBB 14.0%
BB and Below 1.8%	BB and Below 1.8%
Not Rated 0.7%	Not Rated 0.2%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets(dagger) (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	6.1	4.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	4.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 27.3%		Corporate Bonds 26.6%
	U.S. Government and Government Agency Obligations 57.8%		U.S. Government and Government Agency Obligations 61.0%
	Asset-Backed Securities 10.0%		Asset-Backed Securities 8.2%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 3.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.0%
	Other Investments 1.1%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets(dagger) (0.1)%
* Foreign investments	7.3%	** Foreign investments	6.0%
* Futures and Swaps	0.2%	** Futures and Swaps	(0.4)%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 12,700	$ 12,778
4.05% 6/4/08	3,815	3,688
4.75% 1/15/08	15,985	15,972
		32,438
Media - 3.0%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,710
7.625% 4/15/31	14,695	16,420
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,049
Clear Channel Communications, Inc. 5.75% 1/15/13	2,600	2,692
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,018
Comcast Corp. 7.05% 3/15/33	15,000	15,981
Continental Cablevision, Inc.:
8.3% 5/15/06	7,190	8,052
9% 9/1/08	1,500	1,801
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,666
7.125% 10/1/12	11,035	12,525
7.75% 8/15/06	2,500	2,822
7.75% 11/1/10	9,500	11,171
Liberty Media Corp. 5.7% 5/15/13	7,600	7,430
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,432
7.75% 12/1/45	4,000	4,587
8% 10/17/16	1,000	1,209
News America, Inc. 6.55% 3/15/33	3,500	3,575
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,392
Walt Disney Co. 5.375% 6/1/07	16,550	17,675
		164,207
TOTAL CONSUMER DISCRETIONARY		196,645
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	4,120	4,372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	$ 9,985	$ 9,982
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,134
		15,116
TOTAL CONSUMER STAPLES		19,488
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 4.95% 10/15/13	5,200	5,100
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,348
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,213
		14,561
TOTAL ENERGY		19,661
FINANCIALS - 13.1%
Capital Markets - 1.9%
Amvescap PLC:
5.9% 1/15/07	1,350	1,455
yankee 6.6% 5/15/05	12,290	13,073
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,989
4.25% 9/4/12 (d)	5,730	5,832
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,374
6.5% 1/15/12	1,975	2,181
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,915
6.6% 1/15/12	12,750	14,142
J.P. Morgan Chase & Co. 5.35% 3/1/07	6,300	6,763
Lehman Brothers Holdings, Inc.:
4% 1/22/08	6,100	6,189
7.75% 1/15/05	4,310	4,643
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,325
Merrill Lynch & Co., Inc. 4% 11/15/07	7,640	7,810
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.3% 3/1/13	$ 10,000	$ 10,149
6.6% 4/1/12	6,970	7,761
		102,601
Commercial Banks - 0.9%
Bank of America Corp. 6.25% 4/15/12	8,960	9,831
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,827
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,090
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,386
Korea Development Bank:
5.75% 9/10/13	14,350	14,681
7.375% 9/17/04	3,985	4,174
Popular North America, Inc. 6.125% 10/15/06	5,270	5,734
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,427
		51,150
Consumer Finance - 3.7%
American General Finance Corp.:
2.75% 6/15/08	430	411
4.5% 11/15/07	13,100	13,577
5.875% 7/14/06	15,885	17,154
Capital One Bank:
4.875% 5/15/08	8,240	8,450
6.5% 6/13/13	8,775	9,045
6.65% 3/15/04	900	915
Ford Motor Credit Co.:
5.8% 1/12/09	2,315	2,255
6.5% 1/25/07	11,890	12,268
7.375% 10/28/09	23,350	24,152
General Electric Capital Corp.:
3.5% 8/15/07	5,000	5,044
6% 6/15/12	4,600	4,950
6.125% 2/22/11	21,400	23,357
General Motors Acceptance Corp.:
6.125% 2/1/07	840	882
6.125% 8/28/07	840	885
6.38% 1/30/04	6,410	6,484
6.875% 9/15/11	11,205	11,559
6.875% 8/28/12	7,250	7,432
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
6.375% 10/15/11	$ 20,020	$ 21,879
6.375% 11/27/12	6,035	6,572
6.75% 5/15/11	9,235	10,335
7% 5/15/12	4,480	5,088
MBNA Corp. 7.5% 3/15/12	7,730	8,817
		201,511
Diversified Financial Services - 3.9%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,544
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	185	187
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,633
5.125% 10/1/13 (a)	4,725	4,745
CIT Group, Inc. 7.75% 4/2/12	4,425	5,164
Citigroup, Inc. 7.25% 10/1/10	9,900	11,518
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,137
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,241
8.25% 6/15/05	2,035	2,223
8.5% 6/15/10	14,665	17,649
8.75% 6/15/30	8,045	10,121
Devon Financing Corp. U.L.C. 7.875% 9/30/31	8,200	9,703
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	4,330	4,594
NiSource Finance Corp. 7.875% 11/15/10	12,580	14,885
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,459
7.375% 12/15/14	27,060	28,413
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,979
Sprint Capital Corp.:
6.125% 11/15/08	7,800	8,215
7.125% 1/30/06	4,800	5,190
Verizon Global Funding Corp.:
6.125% 6/15/07	6,375	6,968
7.25% 12/1/10	11,000	12,563
7.375% 9/1/12	11,020	12,638
Verizon Wireless Capital LLC 5.375% 12/15/06	60	64
		212,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.6%
Aegon NV 4.75% 6/1/13	$ 13,000	$ 12,559
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	2,780	2,750
4.625% 7/15/13 (a)	2,800	2,669
Prudential Financial, Inc. 3.75% 5/1/08	6,245	6,226
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,144
6.375% 3/15/33	4,075	4,233
		31,581
Real Estate - 1.2%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,965
Camden Property Trust:
5.875% 6/1/07	3,920	4,210
5.875% 11/30/12	6,435	6,713
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,270
CenterPoint Properties Trust:
5.75% 8/15/09	5,030	5,364
6.75% 4/1/05	2,490	2,632
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,066
EOP Operating LP:
6.5% 1/15/04	4,070	4,108
7.75% 11/15/07	2,425	2,778
Gables Realty LP:
5.75% 7/15/07	8,040	8,505
6.8% 3/15/05	1,120	1,180
ProLogis 6.7% 4/15/04	1,715	1,758
Regency Centers LP 6.75% 1/15/12	7,380	8,084
Vornado Realty Trust 5.625% 6/15/07	4,475	4,727
		69,360
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,335
5.5% 8/1/06	19,295	20,584
5.625% 5/15/07	5,500	5,893
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,720
Washington Mutual Bank 6.875% 6/15/11	4,900	5,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 6,300	$ 6,451
5.625% 1/15/07	7,910	8,521
		51,001
TOTAL FINANCIALS		720,037
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Bombardier, Inc. 6.75% 5/1/12 (a)	3,235	3,437
Raytheon Co.:
5.5% 11/15/12	13,415	13,510
5.7% 11/1/03	4,800	4,800
6.75% 8/15/07	4,770	5,227
		26,974
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,734
Industrial Conglomerates - 0.6%
Textron Financial Corp. 2.75% 6/1/06	4,795	4,764
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,094
6.375% 10/15/11	4,000	4,160
6.75% 2/15/11	20,675	21,993
		34,011
Road & Rail - 0.5%
CSX Corp.:
6.75% 3/15/11	9,000	10,041
7.95% 5/1/27	4,000	4,815
Norfolk Southern Corp. 7.25% 2/15/31	9,800	11,070
		25,926
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (a)	6,230	5,965
TOTAL INDUSTRIALS		100,610
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	$ 3,000	$ 3,231
7.625% 11/15/10	6,000	6,753
8% 11/1/11	13,535	15,669
		25,653
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (a)	9,760	9,242
TOTAL INFORMATION TECHNOLOGY		34,895
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	1,960
6.875% 7/15/33 (a)	4,070	4,193
		6,153
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,707
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,484
		7,191
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.5% 2/1/08	3,650	3,887
International Paper Co. 5.85% 10/30/12	6,370	6,618
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,573
6.125% 3/15/07	2,735	2,958
		17,036
TOTAL MATERIALS		30,380
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.8%
AT&T Broadband Corp. 8.375% 3/15/13	5,200	6,286
AT&T Corp.:
7% 11/15/06	4,925	5,454
7.8% 11/15/11	7,190	8,148
8.5% 11/15/31	20,295	23,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
8.375% 12/15/10	$ 9,744	$ 11,767
8.875% 12/15/30	3,450	4,442
Citizens Communications Co. 8.5% 5/15/06	3,240	3,660
France Telecom SA 9% 3/1/11	23,400	28,230
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,261
Telecom Italia Capital 4% 11/15/08 (a)	12,400	12,385
TELUS Corp. yankee:
7.5% 6/1/07	16,590	18,424
8% 6/1/11	8,000	9,197
		151,268
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,375	1,571
8.75% 3/1/31	13,360	16,066
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,783
7.125% 12/15/31	20,488	22,700
		51,120
TOTAL TELECOMMUNICATION SERVICES		202,388
UTILITIES - 2.3%
Electric Utilities - 1.6%
Dominion Resources, Inc.:
6.25% 6/30/12	3,570	3,867
8.125% 6/15/10	6,245	7,467
DTE Energy Co. 7.05% 6/1/11	5,030	5,680
Duke Capital Corp. 6.75% 2/15/32	5,365	5,263
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,477
6.45% 11/15/11	8,970	9,528
FPL Group Capital, Inc.:
3.25% 4/11/06	3,355	3,394
6.125% 5/15/07	4,520	4,940
Illinois Power Co. 7.5% 6/15/09	5,000	5,425
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,056
5.875% 10/1/12	2,650	2,742
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado:
4.875% 3/1/13	$ 7,500	$ 7,436
7.875% 10/1/12	5,630	6,802
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,311
TECO Energy, Inc. 7% 5/1/12	325	321
		87,829
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,727
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,424
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,159
7.3% 12/1/10	4,480	5,085
		16,395
Multi-Utilities & Unregulated Power - 0.4%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,538
7% 4/1/12	4,485	5,084
Williams Companies, Inc.:
7.125% 9/1/11	9,690	9,932
7.5% 1/15/31	1,270	1,194
		23,748
TOTAL UTILITIES		127,972
TOTAL NONCONVERTIBLE BONDS (Cost $1,366,990)		1,452,076
U.S. Government and Government Agency Obligations - 16.1%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
4.625% 10/15/13	50,000	49,300
5% 5/14/07	24,000	24,474
5.5% 7/18/12	34,500	35,162
6.125% 3/15/12	22,972	25,466
6.25% 2/1/11	10,185	11,140
6.25% 7/19/11	55,500	57,187
6.25% 3/22/12	19,683	20,566
6.625% 11/15/10	7,810	8,923
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Financing Corp. - coupon STRIPS 0% 3/7/05	$ 11,375	$ 11,111
Freddie Mac:
4.875% 11/15/13	25,110	25,176
5.25% 11/5/12	5,610	5,623
5.875% 3/21/11	34,670	37,075
6% 5/25/12	7,900	8,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		319,257
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,599
6.125% 8/15/29	212,031	238,046
6.375% 8/15/27	9,680	11,147
8% 11/15/21	66,000	88,453
9.875% 11/15/15	6,825	10,136
11.25% 2/15/15	21,590	34,471
U.S. Treasury Notes:
2.375% 8/15/06	2,680	2,688
4% 11/15/12	106,995	105,378
6.5% 2/15/10	40,000	46,402
TOTAL U.S. TREASURY OBLIGATIONS		562,320
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $880,284)		881,577
U.S. Government Agency - Mortgage Securities - 39.2%

Fannie Mae - 36.5%
4% 11/1/18 (b)	34,683	33,675
4.5% 11/1/18 to 11/1/33 (b)	202,960	199,551
5% 12/1/17 to 1/1/18	5,542	5,631
5% 11/1/18 to 11/13/33 (b)	479,858	479,293
5.5% 2/1/11 to 4/1/18	40,101	41,333
5.5% 11/1/13 to 11/13/33 (b)	190,092	191,756
6% 1/1/13 to 6/1/33	23,284	24,056
6.5% 3/1/06 to 4/1/33	384,208	400,955
6.5% 11/1/18 to 11/1/33 (b)	123,754	129,725
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 7/1/22 to 8/1/33 (b)	$ 457,030	$ 481,333
7.5% 6/1/25 to 8/1/29	9,281	9,909
9.5% 1/1/17 to 2/1/25	667	744
12.5% 1/1/15 to 7/1/15	12	13
TOTAL FANNIE MAE		1,997,974
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	1,257	1,364
Government National Mortgage Association - 2.7%
5.5% 12/15/32 to 8/15/33	19,760	20,032
6% 10/15/08 to 6/15/33	25,833	26,740
6.5% 3/15/26 to 2/15/33	9,754	10,219
7% 8/15/23 to 12/15/32	80,343	85,145
7.5% 10/15/05 to 8/15/28	4,127	4,426
8% 9/15/24 to 5/15/32	1,011	1,093
8.5% 1/15/31	66	72
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		147,735
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,142,506)		2,147,073
Asset-Backed Securities - 5.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	3,646	3,646
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	4,600	4,716
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	11,031	11,013
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(d)	12,815	12,815
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	3,830	4,059
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (d)	8,570	8,595
Series 2003-2B Class B2, 3.5% 2/17/09	7,080	7,124
Series 2003-A1 Class A1, 1.51% 1/15/09 (d)	34,225	34,459
Series 2003-A4 Class A4, 3.65% 7/15/11	4,159	4,151
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	13,465	13,616
Series 2003-B4 Class B4, 1.92% 7/15/11 (d)	6,635	6,635
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 10/25/33 (d)	$ 1,295	$ 1,297
Class M2, 3.02% 10/25/33 (d)	3,150	3,167
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	1,222	1,254
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (d)	1,400	1,400
Class M2, 2.87% 11/25/33 (d)	700	700
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,559
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,509
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.5% 8/25/33 (d)	2,149	2,150
Class M1, 2% 8/25/33 (d)	2,915	2,930
Series 2003-4:
Class M1, 1.92% 10/25/33 (d)	4,025	4,015
Class M2, 3.02% 10/25/33 (d)	4,765	4,765
Series 2003-5N Class A, 7.5% 1/27/34 (a)	925	921
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	2,390	2,343
Series 2003-2N Class A, 8% 9/27/33 (a)	2,911	2,850
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	4,900	4,993
Household Home Equity Loan Trust Series 2002-2 Class A, 1.42% 4/20/32 (d)	8,910	8,908
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	18,000	18,029
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.97% 7/25/33 (d)	4,800	4,806
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.48% 1/15/09 (d)	33,400	33,511
Series 2003-B3 Class B3, 1.495% 1/18/11 (d)	1,130	1,130
Series 2003-B5 Class B5, 1.49% 2/15/11 (d)	7,235	7,239
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	1,247	1,247
Series 2003-HE1 Class M2, 3.02% 5/25/33 (d)	5,560	5,616
Series 2003-NC8 Class M1, 1.82% 9/25/33 (d)	2,600	2,600
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (d)	5,135	5,181
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	2,885	2,886
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	514	514
Series 2003-NC2 Class M2, 3.12% 2/25/33 (d)	2,855	2,881
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	$ 2,122	$ 2,124
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	2,583	2,582
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (d)	9,791	9,819
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,504
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	3,950	3,958
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,364
Series 2002-4 Class A, 1.25% 8/18/09 (d)	10,400	10,389
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(d)	9,340	9,340
TOTAL ASSET-BACKED SECURITIES (Cost $300,113)		302,310
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 0.8%
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	11,500	11,858
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.67% 7/10/35 (a)(d)	9,155	9,192
Class B4, 2.87% 7/10/35 (a)(d)	6,966	6,992
Class B5, 3.47% 7/10/35 (a)(d)	6,568	6,592
Class B6, 3.97% 7/10/35 (a)(d)	2,985	3,000
Series 2003-CB1:
Class B3, 2.57% 6/10/35 (a)(d)	3,193	3,201
Class B4, 2.77% 6/10/35 (a)(d)	2,857	2,864
Class B5, 3.37% 6/10/35 (a)(d)	1,951	1,956
Class B6, 3.87% 6/10/35 (a)(d)	1,159	1,162
TOTAL PRIVATE SPONSOR		46,817
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	12,210	12,564
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	1,726	1,761
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	$ 1,956	$ 1,986
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,725
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (d)	1,490	1,604
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,485
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,019
TOTAL U.S. GOVERNMENT AGENCY		47,144
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,213)		93,961
Commercial Mortgage Securities - 2.4%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.4% 4/14/15 (a)(d)	13,865	13,865
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	3,810	4,139
COMM floater:
Series 2001-FL5A Class A2, 1.67% 11/15/13 (a)(d)	4,508	4,509
Series 2002-FL7 Class A2, 1.47% 11/15/14 (a)(d)	7,270	7,268
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,893	5,169
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	3,700	4,306
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,067
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,320	2,357
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,673
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	3,400	3,756
Class C1, 7.52% 5/15/06 (a)	3,500	3,874
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	$ 4,590	$ 4,685
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,245
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,396
Series 2003-59 Class XA, 0.3% 6/16/34 (c)(d)	59,190	4,543
Series 2003-47 Class XA, 0.2917% 6/16/43 (c)(d)	36,216	2,142
Series 2003-64 Class XA, 0.5018% 8/16/43 (c)(d)	36,049	2,211
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,215
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,937
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,009
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,906
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,381
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,607)		128,653
Municipal Securities - 0.7%

Illinois Gen. Oblig.:
3.3% 6/1/10	1,285	1,229
3.55% 6/1/11	1,030	983
3.75% 6/1/12	3,345	3,178
5.1% 6/1/33	20,765	18,777
Oregon Gen. Oblig. 5.892% 6/1/27	10,945	11,082
TOTAL MUNICIPAL SECURITIES (Cost $37,360)		35,249
Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Bahamian Republic 6.625% 5/15/33 (a)	$ 3,835	$ 3,875
Chilean Republic:
5.5% 1/15/13	6,375	6,524
7.125% 1/11/12	5,695	6,464
State of Israel 4.625% 6/15/13	2,565	2,408
United Mexican States:
4.625% 10/8/08	13,935	13,970
6.375% 1/16/13	9,460	9,734
7.5% 1/14/12	9,800	10,927
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,740)		53,902
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,868
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $621,000)	6,234,498	620,146
Cash Equivalents - 14.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $783,909)	$ 783,979	783,909
TOTAL INVESTMENT PORTFOLIO - 118.8% (Cost $6,408,100)		6,503,724
NET OTHER ASSETS - (18.8)%		(1,028,721)
NET ASSETS - 100%		$ 5,475,003
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 4,475	$ (93)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	1,885	17
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	8,000	318
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	199
TOTAL CREDIT DEFAULT SWAP		19,360	441
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	31
		$ 28,360	$ 472
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $225,043,000 or 4.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,308,588,000 and $8,937,561,000, respectively, of which long-term U.S. government and government agency obligations aggregated $8,579,663,000 and $8,582,778,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $783,909) (cost $6,408,100) - See accompanying schedule		$ 6,503,724
Cash		238
Receivable for investments sold Regular delivery		8,600
Delayed delivery		4,340
Receivable for fund shares sold		6,788
Interest receivable		48,507
Unrealized gain on swap agreements		472
Prepaid expenses		28
Other receivables		4
Total assets		6,572,701

Liabilities
Payable for investments purchased Regular delivery	$ 27,599
Delayed delivery	1,062,342
Payable for fund shares redeemed	4,433
Distributions payable	411
Accrued management fee	1,926
Distribution fees payable	15
Other payables and accrued expenses	972
Total liabilities		1,097,698

Net Assets		$ 5,475,003
Net Assets consist of:
Paid in capital		$ 5,350,768
Undistributed net investment income		3,408
Accumulated undistributed net realized gain (loss) on investments		24,731
Net unrealized appreciation (depreciation) on investments		96,096
Net Assets		$ 5,475,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,260 ÷ 831 shares)	$ 7.53

Maximum offering price per share (100/95.25 of $7.53)	$ 7.91
Class T: Net Asset Value and redemption price per share ($15,106 ÷ 2,006 shares)	$ 7.53

Maximum offering price per share (100/96.50 of $7.53)	$ 7.80
Class B: Net Asset Value and offering price per share ($8,888 ÷ 1,180 shares) A	$ 7.53

Class C: Net Asset Value and offering price per share ($5,578 ÷ 741 shares) A	$ 7.53

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,438,919 ÷ 722,509 shares)	$ 7.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($252.3 ÷ 33.5 shares)	$ 7.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 97,162
Security lending		261
Total income		97,423

Expenses
Management fee	$ 11,531
Transfer agent fees	4,752
Distribution fees	86
Accounting and security lending fees	345
Non-interested trustees' compensation	11
Appreciation in deferred trustees' compensation account	1
Custodian fees and expenses	132
Registration fees	87
Audit	39
Legal	21
Miscellaneous	7
Total expenses before reductions	17,012
Expense reductions	(65)	16,947
Net investment income (loss)		80,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		27,638
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,998)
Swap agreements	362
Total change in net unrealized appreciation (depreciation)		(78,636)
Net gain (loss)		(50,998)
Net increase (decrease) in net assets resulting from operations		$ 29,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,476	$ 177,829
Net realized gain (loss)	27,638	151,806
Change in net unrealized appreciation (depreciation)	(78,636)	143,315
Net increase (decrease) in net assets resulting from operations	29,478	472,950
Distributions to shareholders from net investment income	(84,031)	(172,052)
Distributions to shareholders from net realized gain	(70,219)	(73,736)
Total distributions	(154,250)	(245,788)
Share transactions - net increase (decrease)	293,917	1,022,853
Total increase (decrease) in net assets	169,145	1,250,015

Net Assets
Beginning of period	5,305,858	4,055,843
End of period (including undistributed net investment income of $3,408 and undistributed net investment income of $6,963, respectively)	$ 5,475,003	$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.107	.186
Net realized and unrealized gain (loss)	(.066)	.326
Total from investment operations	.041	.512
Distributions from net investment income	(.111)	(.172)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.211)	(.292)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.52%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.79% A
Expenses net of voluntary waivers, if any	.81% A	.79% A
Expenses net of all reductions	.81% A	.79% A
Net investment income (loss)	2.79% A	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,260	$ 8,085
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.101	.180
Net realized and unrealized gain (loss)	(.064)	.324
Total from investment operations	.037	.504
Distributions from net investment income	(.107)	(.164)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.207)	(.284)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.46%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A	.97% A
Expenses net of voluntary waivers, if any	.95% A	.95% A
Expenses net of all reductions	.95% A	.95% A
Net investment income (loss)	2.66% A	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,106	$ 10,403
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.077	.147
Net realized and unrealized gain (loss)	(.065)	.322
Total from investment operations	.012	.469
Distributions from net investment income	(.082)	(.129)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.182)	(.249)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.13%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.60% A	1.60% A
Expenses net of voluntary waivers, if any	1.60% A	1.60% A
Expenses net of all reductions	1.60% A	1.60% A
Net investment income (loss)	2.01% A	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,888	$ 7,721
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.075	.145
Net realized and unrealized gain (loss)	(.065)	.322
Total from investment operations	.010	.467
Distributions from net investment income	(.080)	(.127)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.180)	(.247)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.11%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.64% A
Expenses net of voluntary waivers, if any	1.63% A	1.64% A
Expenses net of all reductions	1.63% A	1.64% A
Net investment income (loss)	1.98% A	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,578	$ 5,543
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Income from Investment Operations
Net investment income (loss) D	.114	.290	.379 F	.445	.433	.423
Net realized and unrealized gain (loss)	(.065)	.483	.158 F	.324	(.388)	(.022)
Total from investment operations	.049	.773	.537	.769	.045	.401
Distributions from net investment income	(.119)	(.283)	(.377)	(.449)	(.435)	(.410)
Distributions from net realized gain	(.100)	(.120)	(.010)	-	-	(.041)
Total distributions	(.219)	(.403)	(.387)	(.449)	(.435)	(.451)
Net asset value, end of period	$ 7.53	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Total Return B, C	.62%	10.82%	7.61%	11.51%	.71%	5.58%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.66%	.66%	.65%	.70%	.71%
Expenses net of voluntary waivers, if any	.62% A	.66%	.66%	.65%	.70%	.71%
Expenses net of all reductions	.62% A	.66%	.66%	.64%	.69%	.70%
Net investment income (loss)	2.98% A	3.86%	5.18% F	6.31%	6.21%	5.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,439	$ 5,274	$ 4,056	$ 2,976	$ 2,130	$ 2,303
Portfolio turnover rate	299% A	276%	230%	226%	115%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.117	.202
Net realized and unrealized gain (loss)	(.066)	.321
Total from investment operations	.051	.523
Distributions from net investment income	(.121)	(.183)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.221)	(.303)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C	.65%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.56% A
Expenses net of voluntary waivers, if any	.56% A	.56% A
Expenses net of all reductions	.56% A	.56% A
Net investment income (loss)	3.04% A	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 252	$ 275
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 127,664	|
Unrealized depreciation	(24,106)
Net unrealized appreciation (depreciation)	$ 103,558
Cost for federal income tax purposes	$ 6,400,166

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	15	-
Class B	.65%	.25%	39	29
Class C	.75%	.25%	27	21
			$ 86	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	12
Class C*	12
$ 33

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets*
Class A	$ 6.21
Class T	15.25
Class B	11.25
Class C	5.18
Investment Grade Bond	4,714.18
Institutional Class	1.11
	$ 4,752

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,252 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond's operating expenses. During the period, this reimbursement reduced the class' expenses by $40.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond	$ 24

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Other Information.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 17% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2003	Year ended April 30, 2003 A
From net investment income
Class A	$ 89	$ 68
Class T	165	90
Class B	94	54
Class C	57	32
Investment Grade Bond	83,621	171,804
Institutional Class	5	4
Total	$ 84,031	$ 172,052
From net realized gain
Class A	$ 60	$ 31
Class T	142	42
Class B	111	41
Class C	79	23
Investment Grade Bond	69,823	73,597
Institutional Class	4	2
Total	$ 70,219	$ 73,736

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2003	Year ended April 30, 2003 A	Six months ended October 31, 2003	Year ended April 30, 2003 A
Class A
Shares sold	598	1,088	$ 4,510	$ 8,282
Reinvestment of distributions	17	12	133	88
Shares redeemed	(834)	(50)	(6,422)	(383)
Net increase (decrease)	(219)	1,050	$ (1,779)	$ 7,987
Class T
Shares sold	957	1,513	$ 7,267	$ 11,450
Reinvestment of distributions	39	17	300	129
Shares redeemed	(341)	(179)	(2,575)	(1,363)
Net increase (decrease)	655	1,351	$ 4,992	$ 10,216
Class B
Shares sold	435	1,090	$ 3,318	$ 8,264
Reinvestment of distributions	23	11	176	82
Shares redeemed	(280)	(99)	(2,113)	(749)
Net increase (decrease)	178	1,002	$ 1,381	$ 7,597
Class C
Shares sold	510	851	$ 3,922	$ 6,459
Reinvestment of distributions	15	6	114	48
Shares redeemed	(504)	(137)	(3,855)	(1,038)
Net increase (decrease)	21	720	$ 181	$ 5,469
Investment Grade Bond
Shares sold	123,920	267,099	$ 941,167	$ 2,006,171
Reinvestment of distributions	19,529	31,580	149,232	237,126
Shares redeemed	(105,924)	(167,094)	(801,242)	(1,251,983)
Net increase (decrease)	37,525	131,585	$ 289,157	$ 991,314
Institutional Class
Shares sold	10	38	$ 78	$ 285
Reinvestment of distributions	1	1	5	4
Shares redeemed	(13)	(3)	(98)	(19)
Net increase (decrease)	(2)	36	$ (15)	$ 270

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIGB-USAN-1203
1.784859.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and Government Agency Obligations 57.8%	U.S. Government and Government Agency Obligations 61.0%
AAA 7.3%	AAA 6.4%
AA 3.5%	AA 2.7%
A 13.7%	A 14.0%
BBB 16.3%	BBB 14.0%
BB and Below 1.8%	BB and Below 1.8%
Not Rated 0.7%	Not Rated 0.2%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets(dagger) (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	6.1	4.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	4.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 27.3%		Corporate Bonds 26.6%
	U.S. Government and Government Agency Obligations 57.8%		U.S. Government and Government Agency Obligations 61.0%
	Asset-Backed Securities 10.0%		Asset-Backed Securities 8.2%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 3.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.0%
	Other Investments 1.1%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets(dagger) (0.1)%
* Foreign investments	7.3%	** Foreign investments	6.0%
* Futures and Swaps	0.2%	** Futures and Swaps	(0.4)%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 12,700	$ 12,778
4.05% 6/4/08	3,815	3,688
4.75% 1/15/08	15,985	15,972
		32,438
Media - 3.0%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,710
7.625% 4/15/31	14,695	16,420
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,049
Clear Channel Communications, Inc. 5.75% 1/15/13	2,600	2,692
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,018
Comcast Corp. 7.05% 3/15/33	15,000	15,981
Continental Cablevision, Inc.:
8.3% 5/15/06	7,190	8,052
9% 9/1/08	1,500	1,801
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,666
7.125% 10/1/12	11,035	12,525
7.75% 8/15/06	2,500	2,822
7.75% 11/1/10	9,500	11,171
Liberty Media Corp. 5.7% 5/15/13	7,600	7,430
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,432
7.75% 12/1/45	4,000	4,587
8% 10/17/16	1,000	1,209
News America, Inc. 6.55% 3/15/33	3,500	3,575
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,392
Walt Disney Co. 5.375% 6/1/07	16,550	17,675
		164,207
TOTAL CONSUMER DISCRETIONARY		196,645
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	4,120	4,372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	$ 9,985	$ 9,982
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,134
		15,116
TOTAL CONSUMER STAPLES		19,488
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 4.95% 10/15/13	5,200	5,100
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,348
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,213
		14,561
TOTAL ENERGY		19,661
FINANCIALS - 13.1%
Capital Markets - 1.9%
Amvescap PLC:
5.9% 1/15/07	1,350	1,455
yankee 6.6% 5/15/05	12,290	13,073
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,989
4.25% 9/4/12 (d)	5,730	5,832
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,374
6.5% 1/15/12	1,975	2,181
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,915
6.6% 1/15/12	12,750	14,142
J.P. Morgan Chase & Co. 5.35% 3/1/07	6,300	6,763
Lehman Brothers Holdings, Inc.:
4% 1/22/08	6,100	6,189
7.75% 1/15/05	4,310	4,643
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,325
Merrill Lynch & Co., Inc. 4% 11/15/07	7,640	7,810
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.3% 3/1/13	$ 10,000	$ 10,149
6.6% 4/1/12	6,970	7,761
		102,601
Commercial Banks - 0.9%
Bank of America Corp. 6.25% 4/15/12	8,960	9,831
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,827
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,090
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,386
Korea Development Bank:
5.75% 9/10/13	14,350	14,681
7.375% 9/17/04	3,985	4,174
Popular North America, Inc. 6.125% 10/15/06	5,270	5,734
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,427
		51,150
Consumer Finance - 3.7%
American General Finance Corp.:
2.75% 6/15/08	430	411
4.5% 11/15/07	13,100	13,577
5.875% 7/14/06	15,885	17,154
Capital One Bank:
4.875% 5/15/08	8,240	8,450
6.5% 6/13/13	8,775	9,045
6.65% 3/15/04	900	915
Ford Motor Credit Co.:
5.8% 1/12/09	2,315	2,255
6.5% 1/25/07	11,890	12,268
7.375% 10/28/09	23,350	24,152
General Electric Capital Corp.:
3.5% 8/15/07	5,000	5,044
6% 6/15/12	4,600	4,950
6.125% 2/22/11	21,400	23,357
General Motors Acceptance Corp.:
6.125% 2/1/07	840	882
6.125% 8/28/07	840	885
6.38% 1/30/04	6,410	6,484
6.875% 9/15/11	11,205	11,559
6.875% 8/28/12	7,250	7,432
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
6.375% 10/15/11	$ 20,020	$ 21,879
6.375% 11/27/12	6,035	6,572
6.75% 5/15/11	9,235	10,335
7% 5/15/12	4,480	5,088
MBNA Corp. 7.5% 3/15/12	7,730	8,817
		201,511
Diversified Financial Services - 3.9%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,544
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	185	187
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,633
5.125% 10/1/13 (a)	4,725	4,745
CIT Group, Inc. 7.75% 4/2/12	4,425	5,164
Citigroup, Inc. 7.25% 10/1/10	9,900	11,518
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,137
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,241
8.25% 6/15/05	2,035	2,223
8.5% 6/15/10	14,665	17,649
8.75% 6/15/30	8,045	10,121
Devon Financing Corp. U.L.C. 7.875% 9/30/31	8,200	9,703
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	4,330	4,594
NiSource Finance Corp. 7.875% 11/15/10	12,580	14,885
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,459
7.375% 12/15/14	27,060	28,413
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,979
Sprint Capital Corp.:
6.125% 11/15/08	7,800	8,215
7.125% 1/30/06	4,800	5,190
Verizon Global Funding Corp.:
6.125% 6/15/07	6,375	6,968
7.25% 12/1/10	11,000	12,563
7.375% 9/1/12	11,020	12,638
Verizon Wireless Capital LLC 5.375% 12/15/06	60	64
		212,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.6%
Aegon NV 4.75% 6/1/13	$ 13,000	$ 12,559
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	2,780	2,750
4.625% 7/15/13 (a)	2,800	2,669
Prudential Financial, Inc. 3.75% 5/1/08	6,245	6,226
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,144
6.375% 3/15/33	4,075	4,233
		31,581
Real Estate - 1.2%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,965
Camden Property Trust:
5.875% 6/1/07	3,920	4,210
5.875% 11/30/12	6,435	6,713
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,270
CenterPoint Properties Trust:
5.75% 8/15/09	5,030	5,364
6.75% 4/1/05	2,490	2,632
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,066
EOP Operating LP:
6.5% 1/15/04	4,070	4,108
7.75% 11/15/07	2,425	2,778
Gables Realty LP:
5.75% 7/15/07	8,040	8,505
6.8% 3/15/05	1,120	1,180
ProLogis 6.7% 4/15/04	1,715	1,758
Regency Centers LP 6.75% 1/15/12	7,380	8,084
Vornado Realty Trust 5.625% 6/15/07	4,475	4,727
		69,360
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,335
5.5% 8/1/06	19,295	20,584
5.625% 5/15/07	5,500	5,893
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,720
Washington Mutual Bank 6.875% 6/15/11	4,900	5,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 6,300	$ 6,451
5.625% 1/15/07	7,910	8,521
		51,001
TOTAL FINANCIALS		720,037
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Bombardier, Inc. 6.75% 5/1/12 (a)	3,235	3,437
Raytheon Co.:
5.5% 11/15/12	13,415	13,510
5.7% 11/1/03	4,800	4,800
6.75% 8/15/07	4,770	5,227
		26,974
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,734
Industrial Conglomerates - 0.6%
Textron Financial Corp. 2.75% 6/1/06	4,795	4,764
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,094
6.375% 10/15/11	4,000	4,160
6.75% 2/15/11	20,675	21,993
		34,011
Road & Rail - 0.5%
CSX Corp.:
6.75% 3/15/11	9,000	10,041
7.95% 5/1/27	4,000	4,815
Norfolk Southern Corp. 7.25% 2/15/31	9,800	11,070
		25,926
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (a)	6,230	5,965
TOTAL INDUSTRIALS		100,610
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	$ 3,000	$ 3,231
7.625% 11/15/10	6,000	6,753
8% 11/1/11	13,535	15,669
		25,653
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (a)	9,760	9,242
TOTAL INFORMATION TECHNOLOGY		34,895
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	1,960
6.875% 7/15/33 (a)	4,070	4,193
		6,153
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,707
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,484
		7,191
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.5% 2/1/08	3,650	3,887
International Paper Co. 5.85% 10/30/12	6,370	6,618
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,573
6.125% 3/15/07	2,735	2,958
		17,036
TOTAL MATERIALS		30,380
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.8%
AT&T Broadband Corp. 8.375% 3/15/13	5,200	6,286
AT&T Corp.:
7% 11/15/06	4,925	5,454
7.8% 11/15/11	7,190	8,148
8.5% 11/15/31	20,295	23,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
8.375% 12/15/10	$ 9,744	$ 11,767
8.875% 12/15/30	3,450	4,442
Citizens Communications Co. 8.5% 5/15/06	3,240	3,660
France Telecom SA 9% 3/1/11	23,400	28,230
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,261
Telecom Italia Capital 4% 11/15/08 (a)	12,400	12,385
TELUS Corp. yankee:
7.5% 6/1/07	16,590	18,424
8% 6/1/11	8,000	9,197
		151,268
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,375	1,571
8.75% 3/1/31	13,360	16,066
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,783
7.125% 12/15/31	20,488	22,700
		51,120
TOTAL TELECOMMUNICATION SERVICES		202,388
UTILITIES - 2.3%
Electric Utilities - 1.6%
Dominion Resources, Inc.:
6.25% 6/30/12	3,570	3,867
8.125% 6/15/10	6,245	7,467
DTE Energy Co. 7.05% 6/1/11	5,030	5,680
Duke Capital Corp. 6.75% 2/15/32	5,365	5,263
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,477
6.45% 11/15/11	8,970	9,528
FPL Group Capital, Inc.:
3.25% 4/11/06	3,355	3,394
6.125% 5/15/07	4,520	4,940
Illinois Power Co. 7.5% 6/15/09	5,000	5,425
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,056
5.875% 10/1/12	2,650	2,742
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado:
4.875% 3/1/13	$ 7,500	$ 7,436
7.875% 10/1/12	5,630	6,802
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,311
TECO Energy, Inc. 7% 5/1/12	325	321
		87,829
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,727
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,424
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,159
7.3% 12/1/10	4,480	5,085
		16,395
Multi-Utilities & Unregulated Power - 0.4%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,538
7% 4/1/12	4,485	5,084
Williams Companies, Inc.:
7.125% 9/1/11	9,690	9,932
7.5% 1/15/31	1,270	1,194
		23,748
TOTAL UTILITIES		127,972
TOTAL NONCONVERTIBLE BONDS (Cost $1,366,990)		1,452,076
U.S. Government and Government Agency Obligations - 16.1%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
4.625% 10/15/13	50,000	49,300
5% 5/14/07	24,000	24,474
5.5% 7/18/12	34,500	35,162
6.125% 3/15/12	22,972	25,466
6.25% 2/1/11	10,185	11,140
6.25% 7/19/11	55,500	57,187
6.25% 3/22/12	19,683	20,566
6.625% 11/15/10	7,810	8,923
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Financing Corp. - coupon STRIPS 0% 3/7/05	$ 11,375	$ 11,111
Freddie Mac:
4.875% 11/15/13	25,110	25,176
5.25% 11/5/12	5,610	5,623
5.875% 3/21/11	34,670	37,075
6% 5/25/12	7,900	8,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		319,257
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,599
6.125% 8/15/29	212,031	238,046
6.375% 8/15/27	9,680	11,147
8% 11/15/21	66,000	88,453
9.875% 11/15/15	6,825	10,136
11.25% 2/15/15	21,590	34,471
U.S. Treasury Notes:
2.375% 8/15/06	2,680	2,688
4% 11/15/12	106,995	105,378
6.5% 2/15/10	40,000	46,402
TOTAL U.S. TREASURY OBLIGATIONS		562,320
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $880,284)		881,577
U.S. Government Agency - Mortgage Securities - 39.2%

Fannie Mae - 36.5%
4% 11/1/18 (b)	34,683	33,675
4.5% 11/1/18 to 11/1/33 (b)	202,960	199,551
5% 12/1/17 to 1/1/18	5,542	5,631
5% 11/1/18 to 11/13/33 (b)	479,858	479,293
5.5% 2/1/11 to 4/1/18	40,101	41,333
5.5% 11/1/13 to 11/13/33 (b)	190,092	191,756
6% 1/1/13 to 6/1/33	23,284	24,056
6.5% 3/1/06 to 4/1/33	384,208	400,955
6.5% 11/1/18 to 11/1/33 (b)	123,754	129,725
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 7/1/22 to 8/1/33 (b)	$ 457,030	$ 481,333
7.5% 6/1/25 to 8/1/29	9,281	9,909
9.5% 1/1/17 to 2/1/25	667	744
12.5% 1/1/15 to 7/1/15	12	13
TOTAL FANNIE MAE		1,997,974
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	1,257	1,364
Government National Mortgage Association - 2.7%
5.5% 12/15/32 to 8/15/33	19,760	20,032
6% 10/15/08 to 6/15/33	25,833	26,740
6.5% 3/15/26 to 2/15/33	9,754	10,219
7% 8/15/23 to 12/15/32	80,343	85,145
7.5% 10/15/05 to 8/15/28	4,127	4,426
8% 9/15/24 to 5/15/32	1,011	1,093
8.5% 1/15/31	66	72
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		147,735
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,142,506)		2,147,073
Asset-Backed Securities - 5.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	3,646	3,646
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	4,600	4,716
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	11,031	11,013
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(d)	12,815	12,815
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	3,830	4,059
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (d)	8,570	8,595
Series 2003-2B Class B2, 3.5% 2/17/09	7,080	7,124
Series 2003-A1 Class A1, 1.51% 1/15/09 (d)	34,225	34,459
Series 2003-A4 Class A4, 3.65% 7/15/11	4,159	4,151
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	13,465	13,616
Series 2003-B4 Class B4, 1.92% 7/15/11 (d)	6,635	6,635
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 10/25/33 (d)	$ 1,295	$ 1,297
Class M2, 3.02% 10/25/33 (d)	3,150	3,167
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	1,222	1,254
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (d)	1,400	1,400
Class M2, 2.87% 11/25/33 (d)	700	700
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,559
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,509
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.5% 8/25/33 (d)	2,149	2,150
Class M1, 2% 8/25/33 (d)	2,915	2,930
Series 2003-4:
Class M1, 1.92% 10/25/33 (d)	4,025	4,015
Class M2, 3.02% 10/25/33 (d)	4,765	4,765
Series 2003-5N Class A, 7.5% 1/27/34 (a)	925	921
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	2,390	2,343
Series 2003-2N Class A, 8% 9/27/33 (a)	2,911	2,850
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	4,900	4,993
Household Home Equity Loan Trust Series 2002-2 Class A, 1.42% 4/20/32 (d)	8,910	8,908
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	18,000	18,029
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.97% 7/25/33 (d)	4,800	4,806
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.48% 1/15/09 (d)	33,400	33,511
Series 2003-B3 Class B3, 1.495% 1/18/11 (d)	1,130	1,130
Series 2003-B5 Class B5, 1.49% 2/15/11 (d)	7,235	7,239
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	1,247	1,247
Series 2003-HE1 Class M2, 3.02% 5/25/33 (d)	5,560	5,616
Series 2003-NC8 Class M1, 1.82% 9/25/33 (d)	2,600	2,600
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (d)	5,135	5,181
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	2,885	2,886
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	514	514
Series 2003-NC2 Class M2, 3.12% 2/25/33 (d)	2,855	2,881
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	$ 2,122	$ 2,124
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	2,583	2,582
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (d)	9,791	9,819
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,504
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	3,950	3,958
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,364
Series 2002-4 Class A, 1.25% 8/18/09 (d)	10,400	10,389
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(d)	9,340	9,340
TOTAL ASSET-BACKED SECURITIES (Cost $300,113)		302,310
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 0.8%
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	11,500	11,858
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.67% 7/10/35 (a)(d)	9,155	9,192
Class B4, 2.87% 7/10/35 (a)(d)	6,966	6,992
Class B5, 3.47% 7/10/35 (a)(d)	6,568	6,592
Class B6, 3.97% 7/10/35 (a)(d)	2,985	3,000
Series 2003-CB1:
Class B3, 2.57% 6/10/35 (a)(d)	3,193	3,201
Class B4, 2.77% 6/10/35 (a)(d)	2,857	2,864
Class B5, 3.37% 6/10/35 (a)(d)	1,951	1,956
Class B6, 3.87% 6/10/35 (a)(d)	1,159	1,162
TOTAL PRIVATE SPONSOR		46,817
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	12,210	12,564
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	1,726	1,761
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	$ 1,956	$ 1,986
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,725
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (d)	1,490	1,604
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,485
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,019
TOTAL U.S. GOVERNMENT AGENCY		47,144
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,213)		93,961
Commercial Mortgage Securities - 2.4%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.4% 4/14/15 (a)(d)	13,865	13,865
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	3,810	4,139
COMM floater:
Series 2001-FL5A Class A2, 1.67% 11/15/13 (a)(d)	4,508	4,509
Series 2002-FL7 Class A2, 1.47% 11/15/14 (a)(d)	7,270	7,268
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,893	5,169
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	3,700	4,306
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,067
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,320	2,357
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,673
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	3,400	3,756
Class C1, 7.52% 5/15/06 (a)	3,500	3,874
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	$ 4,590	$ 4,685
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,245
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,396
Series 2003-59 Class XA, 0.3% 6/16/34 (c)(d)	59,190	4,543
Series 2003-47 Class XA, 0.2917% 6/16/43 (c)(d)	36,216	2,142
Series 2003-64 Class XA, 0.5018% 8/16/43 (c)(d)	36,049	2,211
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,215
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,937
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,009
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,906
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,381
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,607)		128,653
Municipal Securities - 0.7%

Illinois Gen. Oblig.:
3.3% 6/1/10	1,285	1,229
3.55% 6/1/11	1,030	983
3.75% 6/1/12	3,345	3,178
5.1% 6/1/33	20,765	18,777
Oregon Gen. Oblig. 5.892% 6/1/27	10,945	11,082
TOTAL MUNICIPAL SECURITIES (Cost $37,360)		35,249
Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Bahamian Republic 6.625% 5/15/33 (a)	$ 3,835	$ 3,875
Chilean Republic:
5.5% 1/15/13	6,375	6,524
7.125% 1/11/12	5,695	6,464
State of Israel 4.625% 6/15/13	2,565	2,408
United Mexican States:
4.625% 10/8/08	13,935	13,970
6.375% 1/16/13	9,460	9,734
7.5% 1/14/12	9,800	10,927
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,740)		53,902
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,868
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $621,000)	6,234,498	620,146
Cash Equivalents - 14.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $783,909)	$ 783,979	783,909
TOTAL INVESTMENT PORTFOLIO - 118.8% (Cost $6,408,100)		6,503,724
NET OTHER ASSETS - (18.8)%		(1,028,721)
NET ASSETS - 100%		$ 5,475,003
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 4,475	$ (93)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	1,885	17
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	8,000	318
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	199
TOTAL CREDIT DEFAULT SWAP		19,360	441
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	31
		$ 28,360	$ 472
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $225,043,000 or 4.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,308,588,000 and $8,937,561,000, respectively, of which long-term U.S. government and government agency obligations aggregated $8,579,663,000 and $8,582,778,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $783,909) (cost $6,408,100) - See accompanying schedule		$ 6,503,724
Cash		238
Receivable for investments sold Regular delivery		8,600
Delayed delivery		4,340
Receivable for fund shares sold		6,788
Interest receivable		48,507
Unrealized gain on swap agreements		472
Prepaid expenses		28
Other receivables		4
Total assets		6,572,701

Liabilities
Payable for investments purchased Regular delivery	$ 27,599
Delayed delivery	1,062,342
Payable for fund shares redeemed	4,433
Distributions payable	411
Accrued management fee	1,926
Distribution fees payable	15
Other payables and accrued expenses	972
Total liabilities		1,097,698

Net Assets		$ 5,475,003
Net Assets consist of:
Paid in capital		$ 5,350,768
Undistributed net investment income		3,408
Accumulated undistributed net realized gain (loss) on investments		24,731
Net unrealized appreciation (depreciation) on investments		96,096
Net Assets		$ 5,475,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,260 ÷ 831 shares)	$ 7.53

Maximum offering price per share (100/95.25 of $7.53)	$ 7.91
Class T: Net Asset Value and redemption price per share ($15,106 ÷ 2,006 shares)	$ 7.53

Maximum offering price per share (100/96.50 of $7.53)	$ 7.80
Class B: Net Asset Value and offering price per share ($8,888 ÷ 1,180 shares) A	$ 7.53

Class C: Net Asset Value and offering price per share ($5,578 ÷ 741 shares) A	$ 7.53

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,438,919 ÷ 722,509 shares)	$ 7.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($252.3 ÷ 33.5 shares)	$ 7.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 97,162
Security lending		261
Total income		97,423

Expenses
Management fee	$ 11,531
Transfer agent fees	4,752
Distribution fees	86
Accounting and security lending fees	345
Non-interested trustees' compensation	11
Appreciation in deferred trustees' compensation account	1
Custodian fees and expenses	132
Registration fees	87
Audit	39
Legal	21
Miscellaneous	7
Total expenses before reductions	17,012
Expense reductions	(65)	16,947
Net investment income (loss)		80,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		27,638
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,998)
Swap agreements	362
Total change in net unrealized appreciation (depreciation)		(78,636)
Net gain (loss)		(50,998)
Net increase (decrease) in net assets resulting from operations		$ 29,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,476	$ 177,829
Net realized gain (loss)	27,638	151,806
Change in net unrealized appreciation (depreciation)	(78,636)	143,315
Net increase (decrease) in net assets resulting from operations	29,478	472,950
Distributions to shareholders from net investment income	(84,031)	(172,052)
Distributions to shareholders from net realized gain	(70,219)	(73,736)
Total distributions	(154,250)	(245,788)
Share transactions - net increase (decrease)	293,917	1,022,853
Total increase (decrease) in net assets	169,145	1,250,015

Net Assets
Beginning of period	5,305,858	4,055,843
End of period (including undistributed net investment income of $3,408 and undistributed net investment income of $6,963, respectively)	$ 5,475,003	$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.107	.186
Net realized and unrealized gain (loss)	(.066)	.326
Total from investment operations	.041	.512
Distributions from net investment income	(.111)	(.172)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.211)	(.292)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.52%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.79% A
Expenses net of voluntary waivers, if any	.81% A	.79% A
Expenses net of all reductions	.81% A	.79% A
Net investment income (loss)	2.79% A	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,260	$ 8,085
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.101	.180
Net realized and unrealized gain (loss)	(.064)	.324
Total from investment operations	.037	.504
Distributions from net investment income	(.107)	(.164)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.207)	(.284)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.46%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A	.97% A
Expenses net of voluntary waivers, if any	.95% A	.95% A
Expenses net of all reductions	.95% A	.95% A
Net investment income (loss)	2.66% A	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,106	$ 10,403
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.077	.147
Net realized and unrealized gain (loss)	(.065)	.322
Total from investment operations	.012	.469
Distributions from net investment income	(.082)	(.129)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.182)	(.249)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.13%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.60% A	1.60% A
Expenses net of voluntary waivers, if any	1.60% A	1.60% A
Expenses net of all reductions	1.60% A	1.60% A
Net investment income (loss)	2.01% A	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,888	$ 7,721
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.075	.145
Net realized and unrealized gain (loss)	(.065)	.322
Total from investment operations	.010	.467
Distributions from net investment income	(.080)	(.127)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.180)	(.247)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.11%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.64% A
Expenses net of voluntary waivers, if any	1.63% A	1.64% A
Expenses net of all reductions	1.63% A	1.64% A
Net investment income (loss)	1.98% A	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,578	$ 5,543
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Income from Investment Operations
Net investment income (loss) D	.114	.290	.379 F	.445	.433	.423
Net realized and unrealized gain (loss)	(.065)	.483	.158 F	.324	(.388)	(.022)
Total from investment operations	.049	.773	.537	.769	.045	.401
Distributions from net investment income	(.119)	(.283)	(.377)	(.449)	(.435)	(.410)
Distributions from net realized gain	(.100)	(.120)	(.010)	-	-	(.041)
Total distributions	(.219)	(.403)	(.387)	(.449)	(.435)	(.451)
Net asset value, end of period	$ 7.53	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Total Return B, C	.62%	10.82%	7.61%	11.51%	.71%	5.58%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.66%	.66%	.65%	.70%	.71%
Expenses net of voluntary waivers, if any	.62% A	.66%	.66%	.65%	.70%	.71%
Expenses net of all reductions	.62% A	.66%	.66%	.64%	.69%	.70%
Net investment income (loss)	2.98% A	3.86%	5.18% F	6.31%	6.21%	5.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,439	$ 5,274	$ 4,056	$ 2,976	$ 2,130	$ 2,303
Portfolio turnover rate	299% A	276%	230%	226%	115%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.117	.202
Net realized and unrealized gain (loss)	(.066)	.321
Total from investment operations	.051	.523
Distributions from net investment income	(.121)	(.183)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.221)	(.303)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C	.65%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.56% A
Expenses net of voluntary waivers, if any	.56% A	.56% A
Expenses net of all reductions	.56% A	.56% A
Net investment income (loss)	3.04% A	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 252	$ 275
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 127,664	|
Unrealized depreciation	(24,106)
Net unrealized appreciation (depreciation)	$ 103,558
Cost for federal income tax purposes	$ 6,400,166

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	15	-
Class B	.65%	.25%	39	29
Class C	.75%	.25%	27	21
			$ 86	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	12
Class C*	12
$ 33

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets*
Class A	$ 6.21
Class T	15.25
Class B	11.25
Class C	5.18
Investment Grade Bond	4,714.18
Institutional Class	1.11
	$ 4,752

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,252 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond's operating expenses. During the period, this reimbursement reduced the class' expenses by $40.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond	$ 24

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Other Information.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 17% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2003	Year ended April 30, 2003 A
From net investment income
Class A	$ 89	$ 68
Class T	165	90
Class B	94	54
Class C	57	32
Investment Grade Bond	83,621	171,804
Institutional Class	5	4
Total	$ 84,031	$ 172,052
From net realized gain
Class A	$ 60	$ 31
Class T	142	42
Class B	111	41
Class C	79	23
Investment Grade Bond	69,823	73,597
Institutional Class	4	2
Total	$ 70,219	$ 73,736

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2003	Year ended April 30, 2003 A	Six months ended October 31, 2003	Year ended April 30, 2003 A
Class A
Shares sold	598	1,088	$ 4,510	$ 8,282
Reinvestment of distributions	17	12	133	88
Shares redeemed	(834)	(50)	(6,422)	(383)
Net increase (decrease)	(219)	1,050	$ (1,779)	$ 7,987
Class T
Shares sold	957	1,513	$ 7,267	$ 11,450
Reinvestment of distributions	39	17	300	129
Shares redeemed	(341)	(179)	(2,575)	(1,363)
Net increase (decrease)	655	1,351	$ 4,992	$ 10,216
Class B
Shares sold	435	1,090	$ 3,318	$ 8,264
Reinvestment of distributions	23	11	176	82
Shares redeemed	(280)	(99)	(2,113)	(749)
Net increase (decrease)	178	1,002	$ 1,381	$ 7,597
Class C
Shares sold	510	851	$ 3,922	$ 6,459
Reinvestment of distributions	15	6	114	48
Shares redeemed	(504)	(137)	(3,855)	(1,038)
Net increase (decrease)	21	720	$ 181	$ 5,469
Investment Grade Bond
Shares sold	123,920	267,099	$ 941,167	$ 2,006,171
Reinvestment of distributions	19,529	31,580	149,232	237,126
Shares redeemed	(105,924)	(167,094)	(801,242)	(1,251,983)
Net increase (decrease)	37,525	131,585	$ 289,157	$ 991,314
Institutional Class
Shares sold	10	38	$ 78	$ 285
Reinvestment of distributions	1	1	5	4
Shares redeemed	(13)	(3)	(98)	(19)
Net increase (decrease)	(2)	36	$ (15)	$ 270

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIGBI-USAN-1203
1.784860.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and Government Agency Obligations 57.8%	U.S. Government and Government Agency Obligations 61.0%
AAA 7.3%	AAA 6.4%
AA 3.5%	AA 2.7%
A 13.7%	A 14.0%
BBB 16.3%	BBB 14.0%
BB and Below 1.8%	BB and Below 1.8%
Not Rated 0.7%	Not Rated 0.2%
Short-Term Investments and Net Other Assets(dagger) (1.1)%	Short-Term Investments and Net Other Assets(dagger) (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	6.1	4.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	4.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 27.3%		Corporate Bonds 26.6%
	U.S. Government and Government Agency Obligations 57.8%		U.S. Government and Government Agency Obligations 61.0%
	Asset-Backed Securities 10.0%		Asset-Backed Securities 8.2%
	CMOs and Other Mortgage Related Securities 4.2%		CMOs and Other Mortgage Related Securities 3.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.0%
	Other Investments 1.1%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets(dagger) (1.1)%		Short-Term Investments and Net Other Assets(dagger) (0.1)%
* Foreign investments	7.3%	** Foreign investments	6.0%
* Futures and Swaps	0.2%	** Futures and Swaps	(0.4)%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 12,700	$ 12,778
4.05% 6/4/08	3,815	3,688
4.75% 1/15/08	15,985	15,972
		32,438
Media - 3.0%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,710
7.625% 4/15/31	14,695	16,420
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,049
Clear Channel Communications, Inc. 5.75% 1/15/13	2,600	2,692
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,018
Comcast Corp. 7.05% 3/15/33	15,000	15,981
Continental Cablevision, Inc.:
8.3% 5/15/06	7,190	8,052
9% 9/1/08	1,500	1,801
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,666
7.125% 10/1/12	11,035	12,525
7.75% 8/15/06	2,500	2,822
7.75% 11/1/10	9,500	11,171
Liberty Media Corp. 5.7% 5/15/13	7,600	7,430
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,432
7.75% 12/1/45	4,000	4,587
8% 10/17/16	1,000	1,209
News America, Inc. 6.55% 3/15/33	3,500	3,575
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,392
Walt Disney Co. 5.375% 6/1/07	16,550	17,675
		164,207
TOTAL CONSUMER DISCRETIONARY		196,645
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	4,120	4,372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	$ 9,985	$ 9,982
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,134
		15,116
TOTAL CONSUMER STAPLES		19,488
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 4.95% 10/15/13	5,200	5,100
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,348
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,213
		14,561
TOTAL ENERGY		19,661
FINANCIALS - 13.1%
Capital Markets - 1.9%
Amvescap PLC:
5.9% 1/15/07	1,350	1,455
yankee 6.6% 5/15/05	12,290	13,073
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,989
4.25% 9/4/12 (d)	5,730	5,832
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,374
6.5% 1/15/12	1,975	2,181
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,915
6.6% 1/15/12	12,750	14,142
J.P. Morgan Chase & Co. 5.35% 3/1/07	6,300	6,763
Lehman Brothers Holdings, Inc.:
4% 1/22/08	6,100	6,189
7.75% 1/15/05	4,310	4,643
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,325
Merrill Lynch & Co., Inc. 4% 11/15/07	7,640	7,810
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.3% 3/1/13	$ 10,000	$ 10,149
6.6% 4/1/12	6,970	7,761
		102,601
Commercial Banks - 0.9%
Bank of America Corp. 6.25% 4/15/12	8,960	9,831
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,827
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,090
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,386
Korea Development Bank:
5.75% 9/10/13	14,350	14,681
7.375% 9/17/04	3,985	4,174
Popular North America, Inc. 6.125% 10/15/06	5,270	5,734
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,427
		51,150
Consumer Finance - 3.7%
American General Finance Corp.:
2.75% 6/15/08	430	411
4.5% 11/15/07	13,100	13,577
5.875% 7/14/06	15,885	17,154
Capital One Bank:
4.875% 5/15/08	8,240	8,450
6.5% 6/13/13	8,775	9,045
6.65% 3/15/04	900	915
Ford Motor Credit Co.:
5.8% 1/12/09	2,315	2,255
6.5% 1/25/07	11,890	12,268
7.375% 10/28/09	23,350	24,152
General Electric Capital Corp.:
3.5% 8/15/07	5,000	5,044
6% 6/15/12	4,600	4,950
6.125% 2/22/11	21,400	23,357
General Motors Acceptance Corp.:
6.125% 2/1/07	840	882
6.125% 8/28/07	840	885
6.38% 1/30/04	6,410	6,484
6.875% 9/15/11	11,205	11,559
6.875% 8/28/12	7,250	7,432
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
6.375% 10/15/11	$ 20,020	$ 21,879
6.375% 11/27/12	6,035	6,572
6.75% 5/15/11	9,235	10,335
7% 5/15/12	4,480	5,088
MBNA Corp. 7.5% 3/15/12	7,730	8,817
		201,511
Diversified Financial Services - 3.9%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,544
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	185	187
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,633
5.125% 10/1/13 (a)	4,725	4,745
CIT Group, Inc. 7.75% 4/2/12	4,425	5,164
Citigroup, Inc. 7.25% 10/1/10	9,900	11,518
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,137
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,241
8.25% 6/15/05	2,035	2,223
8.5% 6/15/10	14,665	17,649
8.75% 6/15/30	8,045	10,121
Devon Financing Corp. U.L.C. 7.875% 9/30/31	8,200	9,703
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	4,330	4,594
NiSource Finance Corp. 7.875% 11/15/10	12,580	14,885
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,459
7.375% 12/15/14	27,060	28,413
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,979
Sprint Capital Corp.:
6.125% 11/15/08	7,800	8,215
7.125% 1/30/06	4,800	5,190
Verizon Global Funding Corp.:
6.125% 6/15/07	6,375	6,968
7.25% 12/1/10	11,000	12,563
7.375% 9/1/12	11,020	12,638
Verizon Wireless Capital LLC 5.375% 12/15/06	60	64
		212,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.6%
Aegon NV 4.75% 6/1/13	$ 13,000	$ 12,559
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	2,780	2,750
4.625% 7/15/13 (a)	2,800	2,669
Prudential Financial, Inc. 3.75% 5/1/08	6,245	6,226
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,144
6.375% 3/15/33	4,075	4,233
		31,581
Real Estate - 1.2%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,965
Camden Property Trust:
5.875% 6/1/07	3,920	4,210
5.875% 11/30/12	6,435	6,713
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,270
CenterPoint Properties Trust:
5.75% 8/15/09	5,030	5,364
6.75% 4/1/05	2,490	2,632
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,066
EOP Operating LP:
6.5% 1/15/04	4,070	4,108
7.75% 11/15/07	2,425	2,778
Gables Realty LP:
5.75% 7/15/07	8,040	8,505
6.8% 3/15/05	1,120	1,180
ProLogis 6.7% 4/15/04	1,715	1,758
Regency Centers LP 6.75% 1/15/12	7,380	8,084
Vornado Realty Trust 5.625% 6/15/07	4,475	4,727
		69,360
Thrifts & Mortgage Finance - 0.9%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,335
5.5% 8/1/06	19,295	20,584
5.625% 5/15/07	5,500	5,893
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,720
Washington Mutual Bank 6.875% 6/15/11	4,900	5,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 6,300	$ 6,451
5.625% 1/15/07	7,910	8,521
		51,001
TOTAL FINANCIALS		720,037
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Bombardier, Inc. 6.75% 5/1/12 (a)	3,235	3,437
Raytheon Co.:
5.5% 11/15/12	13,415	13,510
5.7% 11/1/03	4,800	4,800
6.75% 8/15/07	4,770	5,227
		26,974
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,734
Industrial Conglomerates - 0.6%
Textron Financial Corp. 2.75% 6/1/06	4,795	4,764
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,094
6.375% 10/15/11	4,000	4,160
6.75% 2/15/11	20,675	21,993
		34,011
Road & Rail - 0.5%
CSX Corp.:
6.75% 3/15/11	9,000	10,041
7.95% 5/1/27	4,000	4,815
Norfolk Southern Corp. 7.25% 2/15/31	9,800	11,070
		25,926
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (a)	6,230	5,965
TOTAL INDUSTRIALS		100,610
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	$ 3,000	$ 3,231
7.625% 11/15/10	6,000	6,753
8% 11/1/11	13,535	15,669
		25,653
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (a)	9,760	9,242
TOTAL INFORMATION TECHNOLOGY		34,895
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	1,960
6.875% 7/15/33 (a)	4,070	4,193
		6,153
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,707
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,484
		7,191
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.5% 2/1/08	3,650	3,887
International Paper Co. 5.85% 10/30/12	6,370	6,618
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,573
6.125% 3/15/07	2,735	2,958
		17,036
TOTAL MATERIALS		30,380
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.8%
AT&T Broadband Corp. 8.375% 3/15/13	5,200	6,286
AT&T Corp.:
7% 11/15/06	4,925	5,454
7.8% 11/15/11	7,190	8,148
8.5% 11/15/31	20,295	23,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
8.375% 12/15/10	$ 9,744	$ 11,767
8.875% 12/15/30	3,450	4,442
Citizens Communications Co. 8.5% 5/15/06	3,240	3,660
France Telecom SA 9% 3/1/11	23,400	28,230
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,261
Telecom Italia Capital 4% 11/15/08 (a)	12,400	12,385
TELUS Corp. yankee:
7.5% 6/1/07	16,590	18,424
8% 6/1/11	8,000	9,197
		151,268
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,375	1,571
8.75% 3/1/31	13,360	16,066
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,783
7.125% 12/15/31	20,488	22,700
		51,120
TOTAL TELECOMMUNICATION SERVICES		202,388
UTILITIES - 2.3%
Electric Utilities - 1.6%
Dominion Resources, Inc.:
6.25% 6/30/12	3,570	3,867
8.125% 6/15/10	6,245	7,467
DTE Energy Co. 7.05% 6/1/11	5,030	5,680
Duke Capital Corp. 6.75% 2/15/32	5,365	5,263
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,477
6.45% 11/15/11	8,970	9,528
FPL Group Capital, Inc.:
3.25% 4/11/06	3,355	3,394
6.125% 5/15/07	4,520	4,940
Illinois Power Co. 7.5% 6/15/09	5,000	5,425
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,056
5.875% 10/1/12	2,650	2,742
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado:
4.875% 3/1/13	$ 7,500	$ 7,436
7.875% 10/1/12	5,630	6,802
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,311
TECO Energy, Inc. 7% 5/1/12	325	321
		87,829
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,727
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,424
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,159
7.3% 12/1/10	4,480	5,085
		16,395
Multi-Utilities & Unregulated Power - 0.4%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,538
7% 4/1/12	4,485	5,084
Williams Companies, Inc.:
7.125% 9/1/11	9,690	9,932
7.5% 1/15/31	1,270	1,194
		23,748
TOTAL UTILITIES		127,972
TOTAL NONCONVERTIBLE BONDS (Cost $1,366,990)		1,452,076
U.S. Government and Government Agency Obligations - 16.1%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
4.625% 10/15/13	50,000	49,300
5% 5/14/07	24,000	24,474
5.5% 7/18/12	34,500	35,162
6.125% 3/15/12	22,972	25,466
6.25% 2/1/11	10,185	11,140
6.25% 7/19/11	55,500	57,187
6.25% 3/22/12	19,683	20,566
6.625% 11/15/10	7,810	8,923
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Financing Corp. - coupon STRIPS 0% 3/7/05	$ 11,375	$ 11,111
Freddie Mac:
4.875% 11/15/13	25,110	25,176
5.25% 11/5/12	5,610	5,623
5.875% 3/21/11	34,670	37,075
6% 5/25/12	7,900	8,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		319,257
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,599
6.125% 8/15/29	212,031	238,046
6.375% 8/15/27	9,680	11,147
8% 11/15/21	66,000	88,453
9.875% 11/15/15	6,825	10,136
11.25% 2/15/15	21,590	34,471
U.S. Treasury Notes:
2.375% 8/15/06	2,680	2,688
4% 11/15/12	106,995	105,378
6.5% 2/15/10	40,000	46,402
TOTAL U.S. TREASURY OBLIGATIONS		562,320
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $880,284)		881,577
U.S. Government Agency - Mortgage Securities - 39.2%

Fannie Mae - 36.5%
4% 11/1/18 (b)	34,683	33,675
4.5% 11/1/18 to 11/1/33 (b)	202,960	199,551
5% 12/1/17 to 1/1/18	5,542	5,631
5% 11/1/18 to 11/13/33 (b)	479,858	479,293
5.5% 2/1/11 to 4/1/18	40,101	41,333
5.5% 11/1/13 to 11/13/33 (b)	190,092	191,756
6% 1/1/13 to 6/1/33	23,284	24,056
6.5% 3/1/06 to 4/1/33	384,208	400,955
6.5% 11/1/18 to 11/1/33 (b)	123,754	129,725
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 7/1/22 to 8/1/33 (b)	$ 457,030	$ 481,333
7.5% 6/1/25 to 8/1/29	9,281	9,909
9.5% 1/1/17 to 2/1/25	667	744
12.5% 1/1/15 to 7/1/15	12	13
TOTAL FANNIE MAE		1,997,974
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	1,257	1,364
Government National Mortgage Association - 2.7%
5.5% 12/15/32 to 8/15/33	19,760	20,032
6% 10/15/08 to 6/15/33	25,833	26,740
6.5% 3/15/26 to 2/15/33	9,754	10,219
7% 8/15/23 to 12/15/32	80,343	85,145
7.5% 10/15/05 to 8/15/28	4,127	4,426
8% 9/15/24 to 5/15/32	1,011	1,093
8.5% 1/15/31	66	72
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		147,735
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,142,506)		2,147,073
Asset-Backed Securities - 5.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	3,646	3,646
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	4,600	4,716
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	11,031	11,013
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(d)	12,815	12,815
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	3,830	4,059
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (d)	8,570	8,595
Series 2003-2B Class B2, 3.5% 2/17/09	7,080	7,124
Series 2003-A1 Class A1, 1.51% 1/15/09 (d)	34,225	34,459
Series 2003-A4 Class A4, 3.65% 7/15/11	4,159	4,151
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	13,465	13,616
Series 2003-B4 Class B4, 1.92% 7/15/11 (d)	6,635	6,635
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 10/25/33 (d)	$ 1,295	$ 1,297
Class M2, 3.02% 10/25/33 (d)	3,150	3,167
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	1,222	1,254
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (d)	1,400	1,400
Class M2, 2.87% 11/25/33 (d)	700	700
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,559
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,509
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.5% 8/25/33 (d)	2,149	2,150
Class M1, 2% 8/25/33 (d)	2,915	2,930
Series 2003-4:
Class M1, 1.92% 10/25/33 (d)	4,025	4,015
Class M2, 3.02% 10/25/33 (d)	4,765	4,765
Series 2003-5N Class A, 7.5% 1/27/34 (a)	925	921
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	2,390	2,343
Series 2003-2N Class A, 8% 9/27/33 (a)	2,911	2,850
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	4,900	4,993
Household Home Equity Loan Trust Series 2002-2 Class A, 1.42% 4/20/32 (d)	8,910	8,908
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	18,000	18,029
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.97% 7/25/33 (d)	4,800	4,806
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.48% 1/15/09 (d)	33,400	33,511
Series 2003-B3 Class B3, 1.495% 1/18/11 (d)	1,130	1,130
Series 2003-B5 Class B5, 1.49% 2/15/11 (d)	7,235	7,239
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	1,247	1,247
Series 2003-HE1 Class M2, 3.02% 5/25/33 (d)	5,560	5,616
Series 2003-NC8 Class M1, 1.82% 9/25/33 (d)	2,600	2,600
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (d)	5,135	5,181
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	2,885	2,886
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	514	514
Series 2003-NC2 Class M2, 3.12% 2/25/33 (d)	2,855	2,881
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	$ 2,122	$ 2,124
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	2,583	2,582
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (d)	9,791	9,819
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,504
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	3,950	3,958
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,364
Series 2002-4 Class A, 1.25% 8/18/09 (d)	10,400	10,389
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(d)	9,340	9,340
TOTAL ASSET-BACKED SECURITIES (Cost $300,113)		302,310
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 0.8%
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	11,500	11,858
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.67% 7/10/35 (a)(d)	9,155	9,192
Class B4, 2.87% 7/10/35 (a)(d)	6,966	6,992
Class B5, 3.47% 7/10/35 (a)(d)	6,568	6,592
Class B6, 3.97% 7/10/35 (a)(d)	2,985	3,000
Series 2003-CB1:
Class B3, 2.57% 6/10/35 (a)(d)	3,193	3,201
Class B4, 2.77% 6/10/35 (a)(d)	2,857	2,864
Class B5, 3.37% 6/10/35 (a)(d)	1,951	1,956
Class B6, 3.87% 6/10/35 (a)(d)	1,159	1,162
TOTAL PRIVATE SPONSOR		46,817
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	12,210	12,564
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	1,726	1,761
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	$ 1,956	$ 1,986
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,725
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (d)	1,490	1,604
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,485
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,019
TOTAL U.S. GOVERNMENT AGENCY		47,144
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,213)		93,961
Commercial Mortgage Securities - 2.4%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.4% 4/14/15 (a)(d)	13,865	13,865
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	3,810	4,139
COMM floater:
Series 2001-FL5A Class A2, 1.67% 11/15/13 (a)(d)	4,508	4,509
Series 2002-FL7 Class A2, 1.47% 11/15/14 (a)(d)	7,270	7,268
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,893	5,169
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	3,700	4,306
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,067
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,320	2,357
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,673
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	3,400	3,756
Class C1, 7.52% 5/15/06 (a)	3,500	3,874
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	$ 4,590	$ 4,685
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,245
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,396
Series 2003-59 Class XA, 0.3% 6/16/34 (c)(d)	59,190	4,543
Series 2003-47 Class XA, 0.2917% 6/16/43 (c)(d)	36,216	2,142
Series 2003-64 Class XA, 0.5018% 8/16/43 (c)(d)	36,049	2,211
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,215
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,937
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,009
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,906
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,381
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,607)		128,653
Municipal Securities - 0.7%

Illinois Gen. Oblig.:
3.3% 6/1/10	1,285	1,229
3.55% 6/1/11	1,030	983
3.75% 6/1/12	3,345	3,178
5.1% 6/1/33	20,765	18,777
Oregon Gen. Oblig. 5.892% 6/1/27	10,945	11,082
TOTAL MUNICIPAL SECURITIES (Cost $37,360)		35,249
Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Bahamian Republic 6.625% 5/15/33 (a)	$ 3,835	$ 3,875
Chilean Republic:
5.5% 1/15/13	6,375	6,524
7.125% 1/11/12	5,695	6,464
State of Israel 4.625% 6/15/13	2,565	2,408
United Mexican States:
4.625% 10/8/08	13,935	13,970
6.375% 1/16/13	9,460	9,734
7.5% 1/14/12	9,800	10,927
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,740)		53,902
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,868
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $621,000)	6,234,498	620,146
Cash Equivalents - 14.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $783,909)	$ 783,979	783,909
TOTAL INVESTMENT PORTFOLIO - 118.8% (Cost $6,408,100)		6,503,724
NET OTHER ASSETS - (18.8)%		(1,028,721)
NET ASSETS - 100%		$ 5,475,003
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 4,475	$ (93)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	1,885	17
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	8,000	318
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	199
TOTAL CREDIT DEFAULT SWAP		19,360	441
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	31
		$ 28,360	$ 472
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $225,043,000 or 4.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,308,588,000 and $8,937,561,000, respectively, of which long-term U.S. government and government agency obligations aggregated $8,579,663,000 and $8,582,778,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $783,909) (cost $6,408,100) - See accompanying schedule		$ 6,503,724
Cash		238
Receivable for investments sold Regular delivery		8,600
Delayed delivery		4,340
Receivable for fund shares sold		6,788
Interest receivable		48,507
Unrealized gain on swap agreements		472
Prepaid expenses		28
Other receivables		4
Total assets		6,572,701

Liabilities
Payable for investments purchased Regular delivery	$ 27,599
Delayed delivery	1,062,342
Payable for fund shares redeemed	4,433
Distributions payable	411
Accrued management fee	1,926
Distribution fees payable	15
Other payables and accrued expenses	972
Total liabilities		1,097,698

Net Assets		$ 5,475,003
Net Assets consist of:
Paid in capital		$ 5,350,768
Undistributed net investment income		3,408
Accumulated undistributed net realized gain (loss) on investments		24,731
Net unrealized appreciation (depreciation) on investments		96,096
Net Assets		$ 5,475,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,260 ÷ 831 shares)	$ 7.53

Maximum offering price per share (100/95.25 of $7.53)	$ 7.91
Class T: Net Asset Value and redemption price per share ($15,106 ÷ 2,006 shares)	$ 7.53

Maximum offering price per share (100/96.50 of $7.53)	$ 7.80
Class B: Net Asset Value and offering price per share ($8,888 ÷ 1,180 shares) A	$ 7.53

Class C: Net Asset Value and offering price per share ($5,578 ÷ 741 shares) A	$ 7.53

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,438,919 ÷ 722,509 shares)	$ 7.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($252.3 ÷ 33.5 shares)	$ 7.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 97,162
Security lending		261
Total income		97,423

Expenses
Management fee	$ 11,531
Transfer agent fees	4,752
Distribution fees	86
Accounting and security lending fees	345
Non-interested trustees' compensation	11
Appreciation in deferred trustees' compensation account	1
Custodian fees and expenses	132
Registration fees	87
Audit	39
Legal	21
Miscellaneous	7
Total expenses before reductions	17,012
Expense reductions	(65)	16,947
Net investment income (loss)		80,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		27,638
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,998)
Swap agreements	362
Total change in net unrealized appreciation (depreciation)		(78,636)
Net gain (loss)		(50,998)
Net increase (decrease) in net assets resulting from operations		$ 29,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,476	$ 177,829
Net realized gain (loss)	27,638	151,806
Change in net unrealized appreciation (depreciation)	(78,636)	143,315
Net increase (decrease) in net assets resulting from operations	29,478	472,950
Distributions to shareholders from net investment income	(84,031)	(172,052)
Distributions to shareholders from net realized gain	(70,219)	(73,736)
Total distributions	(154,250)	(245,788)
Share transactions - net increase (decrease)	293,917	1,022,853
Total increase (decrease) in net assets	169,145	1,250,015

Net Assets
Beginning of period	5,305,858	4,055,843
End of period (including undistributed net investment income of $3,408 and undistributed net investment income of $6,963, respectively)	$ 5,475,003	$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.107	.186
Net realized and unrealized gain (loss)	(.066)	.326
Total from investment operations	.041	.512
Distributions from net investment income	(.111)	(.172)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.211)	(.292)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.52%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.79% A
Expenses net of voluntary waivers, if any	.81% A	.79% A
Expenses net of all reductions	.81% A	.79% A
Net investment income (loss)	2.79% A	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,260	$ 8,085
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.101	.180
Net realized and unrealized gain (loss)	(.064)	.324
Total from investment operations	.037	.504
Distributions from net investment income	(.107)	(.164)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.207)	(.284)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.46%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A	.97% A
Expenses net of voluntary waivers, if any	.95% A	.95% A
Expenses net of all reductions	.95% A	.95% A
Net investment income (loss)	2.66% A	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,106	$ 10,403
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.077	.147
Net realized and unrealized gain (loss)	(.065)	.322
Total from investment operations	.012	.469
Distributions from net investment income	(.082)	(.129)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.182)	(.249)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.13%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.60% A	1.60% A
Expenses net of voluntary waivers, if any	1.60% A	1.60% A
Expenses net of all reductions	1.60% A	1.60% A
Net investment income (loss)	2.01% A	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,888	$ 7,721
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.075	.145
Net realized and unrealized gain (loss)	(.065)	.322
Total from investment operations	.010	.467
Distributions from net investment income	(.080)	(.127)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.180)	(.247)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C, D	.11%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.64% A
Expenses net of voluntary waivers, if any	1.63% A	1.64% A
Expenses net of all reductions	1.63% A	1.64% A
Net investment income (loss)	1.98% A	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,578	$ 5,543
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Income from Investment Operations
Net investment income (loss) D	.114	.290	.379 F	.445	.433	.423
Net realized and unrealized gain (loss)	(.065)	.483	.158 F	.324	(.388)	(.022)
Total from investment operations	.049	.773	.537	.769	.045	.401
Distributions from net investment income	(.119)	(.283)	(.377)	(.449)	(.435)	(.410)
Distributions from net realized gain	(.100)	(.120)	(.010)	-	-	(.041)
Total distributions	(.219)	(.403)	(.387)	(.449)	(.435)	(.451)
Net asset value, end of period	$ 7.53	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Total Return B, C	.62%	10.82%	7.61%	11.51%	.71%	5.58%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.66%	.66%	.65%	.70%	.71%
Expenses net of voluntary waivers, if any	.62% A	.66%	.66%	.65%	.70%	.71%
Expenses net of all reductions	.62% A	.66%	.66%	.64%	.69%	.70%
Net investment income (loss)	2.98% A	3.86%	5.18% F	6.31%	6.21%	5.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,439	$ 5,274	$ 4,056	$ 2,976	$ 2,130	$ 2,303
Portfolio turnover rate	299% A	276%	230%	226%	115%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.117	.202
Net realized and unrealized gain (loss)	(.066)	.321
Total from investment operations	.051	.523
Distributions from net investment income	(.121)	(.183)
Distributions from net realized gain	(.100)	(.120)
Total distributions	(.221)	(.303)
Net asset value, end of period	$ 7.53	$ 7.70
Total Return B, C	.65%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.56% A
Expenses net of voluntary waivers, if any	.56% A	.56% A
Expenses net of all reductions	.56% A	.56% A
Net investment income (loss)	3.04% A	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 252	$ 275
Portfolio turnover rate	299% A	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 127,664	|
Unrealized depreciation	(24,106)
Net unrealized appreciation (depreciation)	$ 103,558
Cost for federal income tax purposes	$ 6,400,166

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 5	$ -
Class T	0%	.25%	15	-
Class B	.65%	.25%	39	29
Class C	.75%	.25%	27	21
			$ 86	$ 50

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	3
Class B*	12
Class C*	12
$ 33

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets*
Class A	$ 6.21
Class T	15.25
Class B	11.25
Class C	5.18
Investment Grade Bond	4,714.18
Institutional Class	1.11
	$ 4,752

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,252 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond's operating expenses. During the period, this reimbursement reduced the class' expenses by $40.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond	$ 24

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Other Information.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 17% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2003	Year ended April 30, 2003 A
From net investment income
Class A	$ 89	$ 68
Class T	165	90
Class B	94	54
Class C	57	32
Investment Grade Bond	83,621	171,804
Institutional Class	5	4
Total	$ 84,031	$ 172,052
From net realized gain
Class A	$ 60	$ 31
Class T	142	42
Class B	111	41
Class C	79	23
Investment Grade Bond	69,823	73,597
Institutional Class	4	2
Total	$ 70,219	$ 73,736

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2003	Year ended April 30, 2003 A	Six months ended October 31, 2003	Year ended April 30, 2003 A
Class A
Shares sold	598	1,088	$ 4,510	$ 8,282
Reinvestment of distributions	17	12	133	88
Shares redeemed	(834)	(50)	(6,422)	(383)
Net increase (decrease)	(219)	1,050	$ (1,779)	$ 7,987
Class T
Shares sold	957	1,513	$ 7,267	$ 11,450
Reinvestment of distributions	39	17	300	129
Shares redeemed	(341)	(179)	(2,575)	(1,363)
Net increase (decrease)	655	1,351	$ 4,992	$ 10,216
Class B
Shares sold	435	1,090	$ 3,318	$ 8,264
Reinvestment of distributions	23	11	176	82
Shares redeemed	(280)	(99)	(2,113)	(749)
Net increase (decrease)	178	1,002	$ 1,381	$ 7,597
Class C
Shares sold	510	851	$ 3,922	$ 6,459
Reinvestment of distributions	15	6	114	48
Shares redeemed	(504)	(137)	(3,855)	(1,038)
Net increase (decrease)	21	720	$ 181	$ 5,469
Investment Grade Bond
Shares sold	123,920	267,099	$ 941,167	$ 2,006,171
Reinvestment of distributions	19,529	31,580	149,232	237,126
Shares redeemed	(105,924)	(167,094)	(801,242)	(1,251,983)
Net increase (decrease)	37,525	131,585	$ 289,157	$ 991,314
Institutional Class
Shares sold	10	38	$ 78	$ 285
Reinvestment of distributions	1	1	5	4
Shares redeemed	(13)	(3)	(98)	(19)
Net increase (decrease)	(2)	36	$ (15)	$ 270

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
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Sacramento, CA

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San Francisco, CA

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Colorado

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Denver, CO

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Connecticut

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Delaware

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Florida

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Naples, FL

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Georgia

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Illinois

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Maine

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Maryland

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Massachusetts

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44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

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Edina, MN

Missouri

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New Jersey

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56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
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New York

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37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

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New York, NY

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North Carolina

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Ohio

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Oregon

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Pennsylvania

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Utah

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Virginia

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Washington

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Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 1.99%	0.1	0.3
1 - 1.99%	18.7	5.4
2 - 2.99%	0.9	0.6
3 - 3.99%	75.3	74.1
4% and over	0.8	16.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	10.6	10.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	5.6	5.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003 *	As of April 30, 2003 **
Corporate Bonds 0.7%	Corporate Bonds 1.0%
U.S. Government and U.S. Government Agency Obligations 96.6%	U.S. Government and Government Agency Obligations 100.4%
Asset-Backed Securities 3.9%	Asset-Backed Securities 3.9%
CMOs and Other Mortgage Related Securities 1.3%	CMOs and Other Mortgage Related Securities 1.3%
Short-Term Investments and Net Other Assets*** (2.5)%	Short-Term Investments and Net Other Assets*** (6.6)%

* Foreign investments	0.1%	** Foreign investments	0.2%
* Futures and Swaps	(0.1)%	** Futures and Swaps	(0.5)%
* Inflation Protected	95.6%	** Inflation Protected	99.1%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 95.6%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.625% 4/15/28	$ 139,568,760	$ 168,965,436
3.875% 4/15/29	14,034,750	17,775,888
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	112,255,149	111,939,429
3.375% 1/15/12	20,062,157	22,532,526
3.5% 1/15/11 (a)	239,850,244	269,985,929
3.875% 1/15/09	119,524,914	135,212,555
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $704,989,533)		726,411,763
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $75,000,007)	755,882	75,187,583
Cash Equivalents - 2.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $15,673,000)	$ 15,674,398	15,673,000
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $795,662,540)		817,272,346
NET OTHER ASSETS - (7.6)%		(57,571,504)
NET ASSETS - 100%		$ 759,700,842
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $756,983,413 and $635,770,336, respectively, of which long-term U.S. government and government agency obligations aggregated $741,983,437 and $635,770,336, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $15,673,000) (cost $795,662,540) - See accompanying schedule		$ 817,272,346
Cash		150
Receivable for fund shares sold		3,704,278
Interest receivable		5,117,613
Prepaid expenses		3,378
Receivable from investment adviser for expense reductions		91,052
Total assets		826,188,817

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 65,249,139
Payable for fund shares redeemed	747,031
Distributions payable	46,360
Accrued management fee	253,530
Distribution fees payable	49,451
Other payables and accrued expenses	142,464
Total liabilities		66,487,975

Net Assets		$ 759,700,842
Net Assets consist of:
Paid in capital		$ 730,199,989
Undistributed net investment income		9,608,167
Accumulated undistributed net realized gain (loss) on investments		(1,717,120)
Net unrealized appreciation (depreciation) on investments		21,609,806
Net Assets		$ 759,700,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($16,701,623 ÷ 1,512,598 shares)	$ 11.04

Maximum offering price per share (100/95.25 of $11.04)	$ 11.59
Class T: Net Asset Value and redemption price per share ($24,130,136 ÷ 2,184,628 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($29,114,667 ÷ 2,636,539 shares) A	$ 11.04

Class C: Net Asset Value and offering price per share ($27,248,317 ÷ 2,469,544 shares) A	$ 11.03

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($658,232,186 ÷ 59,510,594 shares)	$ 11.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,273,913 ÷ 387,072 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 11,050,573

Expenses
Management fee	$ 1,404,555
Transfer agent fees	532,433
Distribution fees	266,000
Accounting fees and expenses	84,319
Non-interested trustees' compensation	1,331
Custodian fees and expenses	5,670
Registration fees	122,436
Audit	24,121
Legal	6,893
Miscellaneous	169
Total expenses before reductions	2,447,927
Expense reductions	(534,297)	1,913,630
Net investment income (loss)		9,136,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,723,787
Change in net unrealized appreciation (depreciation) on investment securities		14,213,495
Net gain (loss)		18,937,282
Net increase (decrease) in net assets resulting from operations		$ 28,074,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2003 (Unaudited)	June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,136,943	$ 13,861,602
Net realized gain (loss)	4,723,787	2,554,891
Change in net unrealized appreciation (depreciation)	14,213,495	7,396,311
Net increase (decrease) in net assets resulting from operations	28,074,225	23,812,804
Distributions to shareholders from net investment income	(4,970,609)	(6,402,651)
Distributions to shareholders from net realized gain	(7,712,010)	(2,017,381)
Total distributions	(12,682,619)	(8,420,032)
Share transactions - net increase (decrease)	138,363,853	590,552,611
Total increase (decrease) in net assets	153,755,459	605,945,383

Net Assets
Beginning of period	605,945,383	-
End of period (including undistributed net investment income of $9,608,167 and undistributed net investment income of $5,441,833, respectively)	$ 759,700,842	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.147	.236
Net realized and unrealized gain (loss)	.332	.080
Total from investment operations	.479	.316
Distributions from net investment income	(.079)	(.106)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.209)	(.156)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C,D	4.45%	3.02%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.86%A
Expenses net of voluntary waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	2.70%A	3.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,702	$ 10,403
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.141	.229
Net realized and unrealized gain (loss)	.343	.081
Total from investment operations	.484	.310
Distributions from net investment income	(.074)	(.100)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.204)	(.150)
Net asset value, end of period	$ 11.05	$ 10.77
Total ReturnB,C,D	4.50%	2.96%
Ratios to Average Net AssetsG
Expenses before expense reductions	.94%A	.99%A
Expenses net of voluntary waivers, if any	.75%A	.75%A
Expenses net of all reductions	.75%A	.75%A
Net investment income (loss)	2.60%A	3.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,130	$ 11,274
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.106	.190
Net realized and unrealized gain (loss)	.332	.082
Total from investment operations	.438	.272
Distributions from net investment income	(.038)	(.062)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.168)	(.112)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C,D	4.06%	2.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.59%A	1.65%A
Expenses net of voluntary waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	1.95%A	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,115	$ 21,426
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.101	.184
Net realized and unrealized gain (loss)	.331	.072
Total from investment operations	.432	.256
Distributions from net investment income	(.032)	(.056)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.162)	(.106)
Net asset value, end of period	$ 11.03	$ 10.76
Total ReturnB,C,D	4.01%	2.44%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.67%A	1.73%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%A
Expenses net of all reductions	1.50%A	1.50%A
Net investment income (loss)	1.85%A	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,248	$ 19,936
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.156	.358
Net realized and unrealized gain (loss)	.331	.653
Total from investment operations	.487	1.011
Distributions from net investment income	(.087)	(.171)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.217)	(.221)
Net asset value, end of period	$ 11.06	$ 10.79
Total ReturnB,C	4.53%	10.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.66%A	.69%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.50%A	.50%A
Net investment income (loss)	2.86%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 658,232	$ 540,338
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 26, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)D	.155	.243
Net realized and unrealized gain (loss)	.332	.082
Total from investment operations	.487	.325
Distributions from net investment income	(.087)	(.115)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.217)	(.165)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C	4.54%	3.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	.73%A	.73%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.50%A	.50%A
Net investment income (loss)	2.85%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,274	$ 2,569
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 22,035,662
Unrealized depreciation	(639,366)
Net unrealized appreciation (depreciation)	$ 21,396,296
Cost for federal income tax purposes	$ 795,876,050

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,100	$ 377
Class T	0%	.25%	20,580	5,018
Class B	.65%	.25%	115,430	83,366
Class C	.75%	.25%	118,890	105,933
			$ 266,000	$ 194,694

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,818
Class T	11,217
Class B*	31,551
Class C*	7,570
$ 68,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 11,042	.16*
Class T	15,372	.19*
Class B	24,841	.19*
Class C	20,990	.17*
Fidelity Inflation-Protected Bond Fund	456,450	.16*
Institutional Class	3,738	.23*
	$ 532,433

*Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $450,554 for the period.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 11,220
Class T	.75%	15,076
Class B	1.40%	23,964
Class C	1.50%	19,441
Fidelity Inflation-Protected Bond Fund	.50%	460,341
Institutional Class	.50%	3,704
		$ 533,746

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $335. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Fidelity Inflation-Protected Bond Fund	$ 216

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2003	Year ended April 30, 2003A
From net investment income
Class A	$ 101,836	$ 46,907
Class T	110,677	45,306
Class B	88,501	60,203
Class C	70,077	45,995
Fidelity Inflation-Protected Bond Fund	4,573,618	6,193,637B
Institutional Class	25,900	10,603
Total	$ 4,970,609	$ 6,402,651
From net realized gain
Class A	$ 157,071	$ 12,116
Class T	159,105	13,741
Class B	282,180	33,853
Class C	266,211	28,127
Fidelity Inflation-Protected Bond Fund	6,812,902	1,926,751B
Institutional Class	34,541	2,793
Total	$ 7,712,010	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation-Protected Bond Fund.

B Distributions are for the period June 26, 2002(commencement of operations) to April 30, 2003.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2003	Year ended April 30, 2003A	Six months ended October 31, 2003	Year ended April 30, 2003A
Class A
Shares sold	905,410	1,072,706	$ 9,896,902	$ 11,432,858
Reinvestment of distributions	19,183	4,107	212,143	43,816
Shares redeemed	(377,842)	(110,966)	(4,141,501)	(1,193,897)
Net increase (decrease)	546,751	965,847	$ 5,967,544	$ 10,282,777
Class T
Shares sold	1,488,538	1,120,751	$ 16,129,153	$ 11,982,464
Reinvestment of distributions	22,802	5,323	252,186	56,681
Shares redeemed	(373,211)	(79,575)	(4,051,736)	(851,751)
Net increase (decrease)	1,138,129	1,046,499	$ 12,329,603	$ 11,187,394
Class B
Shares sold	945,419	2,141,844	$ 10,339,461	$ 22,782,830
Reinvestment of distributions	28,792	7,607	319,457	80,459
Shares redeemed	(326,807)	(160,316)	(3,560,599)	(1,725,079)
Net increase (decrease)	647,404	1,989,135	$ 7,098,319	$ 21,138,210
Class C
Shares sold	1,102,657	2,051,407	$ 12,043,687	$ 21,839,640
Reinvestment of distributions	25,510	5,786	282,961	61,058
Shares redeemed	(510,930)	(204,886)	(5,513,412)	(2,206,619)
Net increase (decrease)	617,237	1,852,307	$ 6,813,236	$ 19,694,079
Fidelity Inflation-Protected Bond Fund
Shares sold	29,309,427	88,169,742B	$ 320,289,394	$ 927,212,422B
Reinvestment of distributions	976,858	727,548B	10,820,176	7,693,138B
Shares redeemed	(20,866,413)	(38,806,568)B	(226,583,231)	(409,211,357)B
Net increase (decrease)	9,419,872	50,090,722	$ 104,526,339	$ 525,694,203
Institutional Class
Shares sold	196,485	240,262	$ 2,142,814	$ 2,574,979
Reinvestment of distributions	4,709	1,033	52,030	11,007
Shares redeemed	(52,625)	(2,792)	(566,032)	(30,038)
Net increase (decrease)	148,569	238,503	$ 1,628,812	$ 2,555,948

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation Protected Bond Fund.

B Share transactions are for the period June 26, 2002(commencement of operations) to April 30, 2003.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/15/03	12/12/03	$.131
Class T	12/15/03	12/12/03	$.131
Class B	12/15/03	12/12/03	$.131
Class C	12/15/03	12/12/03	$.131

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIFB-USAN-1203
1.784855.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 1.99%	0.1	0.3
1 - 1.99%	18.7	5.4
2 - 2.99%	0.9	0.6
3 - 3.99%	75.3	74.1
4% and over	0.8	16.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	10.6	10.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	5.6	5.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003 *	As of April 30, 2003 **
Corporate Bonds 0.7%	Corporate Bonds 1.0%
U.S. Government and U.S. Government Agency Obligations 96.6%	U.S. Government and Government Agency Obligations 100.4%
Asset-Backed Securities 3.9%	Asset-Backed Securities 3.9%
CMOs and Other Mortgage Related Securities 1.3%	CMOs and Other Mortgage Related Securities 1.3%
Short-Term Investments and Net Other Assets*** (2.5)%	Short-Term Investments and Net Other Assets*** (6.6)%

* Foreign investments	0.1%	** Foreign investments	0.2%
* Futures and Swaps	(0.1)%	** Futures and Swaps	(0.5)%
* Inflation Protected	95.6%	** Inflation Protected	99.1%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 95.6%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.625% 4/15/28	$ 139,568,760	$ 168,965,436
3.875% 4/15/29	14,034,750	17,775,888
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	112,255,149	111,939,429
3.375% 1/15/12	20,062,157	22,532,526
3.5% 1/15/11 (a)	239,850,244	269,985,929
3.875% 1/15/09	119,524,914	135,212,555
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $704,989,533)		726,411,763
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $75,000,007)	755,882	75,187,583
Cash Equivalents - 2.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $15,673,000)	$ 15,674,398	15,673,000
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $795,662,540)		817,272,346
NET OTHER ASSETS - (7.6)%		(57,571,504)
NET ASSETS - 100%		$ 759,700,842
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $756,983,413 and $635,770,336, respectively, of which long-term U.S. government and government agency obligations aggregated $741,983,437 and $635,770,336, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $15,673,000) (cost $795,662,540) - See accompanying schedule		$ 817,272,346
Cash		150
Receivable for fund shares sold		3,704,278
Interest receivable		5,117,613
Prepaid expenses		3,378
Receivable from investment adviser for expense reductions		91,052
Total assets		826,188,817

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 65,249,139
Payable for fund shares redeemed	747,031
Distributions payable	46,360
Accrued management fee	253,530
Distribution fees payable	49,451
Other payables and accrued expenses	142,464
Total liabilities		66,487,975

Net Assets		$ 759,700,842
Net Assets consist of:
Paid in capital		$ 730,199,989
Undistributed net investment income		9,608,167
Accumulated undistributed net realized gain (loss) on investments		(1,717,120)
Net unrealized appreciation (depreciation) on investments		21,609,806
Net Assets		$ 759,700,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($16,701,623 ÷ 1,512,598 shares)	$ 11.04

Maximum offering price per share (100/95.25 of $11.04)	$ 11.59
Class T: Net Asset Value and redemption price per share ($24,130,136 ÷ 2,184,628 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($29,114,667 ÷ 2,636,539 shares) A	$ 11.04

Class C: Net Asset Value and offering price per share ($27,248,317 ÷ 2,469,544 shares) A	$ 11.03

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($658,232,186 ÷ 59,510,594 shares)	$ 11.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,273,913 ÷ 387,072 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 11,050,573

Expenses
Management fee	$ 1,404,555
Transfer agent fees	532,433
Distribution fees	266,000
Accounting fees and expenses	84,319
Non-interested trustees' compensation	1,331
Custodian fees and expenses	5,670
Registration fees	122,436
Audit	24,121
Legal	6,893
Miscellaneous	169
Total expenses before reductions	2,447,927
Expense reductions	(534,297)	1,913,630
Net investment income (loss)		9,136,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,723,787
Change in net unrealized appreciation (depreciation) on investment securities		14,213,495
Net gain (loss)		18,937,282
Net increase (decrease) in net assets resulting from operations		$ 28,074,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2003 (Unaudited)	June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,136,943	$ 13,861,602
Net realized gain (loss)	4,723,787	2,554,891
Change in net unrealized appreciation (depreciation)	14,213,495	7,396,311
Net increase (decrease) in net assets resulting from operations	28,074,225	23,812,804
Distributions to shareholders from net investment income	(4,970,609)	(6,402,651)
Distributions to shareholders from net realized gain	(7,712,010)	(2,017,381)
Total distributions	(12,682,619)	(8,420,032)
Share transactions - net increase (decrease)	138,363,853	590,552,611
Total increase (decrease) in net assets	153,755,459	605,945,383

Net Assets
Beginning of period	605,945,383	-
End of period (including undistributed net investment income of $9,608,167 and undistributed net investment income of $5,441,833, respectively)	$ 759,700,842	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.147	.236
Net realized and unrealized gain (loss)	.332	.080
Total from investment operations	.479	.316
Distributions from net investment income	(.079)	(.106)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.209)	(.156)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C,D	4.45%	3.02%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.86%A
Expenses net of voluntary waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	2.70%A	3.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,702	$ 10,403
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.141	.229
Net realized and unrealized gain (loss)	.343	.081
Total from investment operations	.484	.310
Distributions from net investment income	(.074)	(.100)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.204)	(.150)
Net asset value, end of period	$ 11.05	$ 10.77
Total ReturnB,C,D	4.50%	2.96%
Ratios to Average Net AssetsG
Expenses before expense reductions	.94%A	.99%A
Expenses net of voluntary waivers, if any	.75%A	.75%A
Expenses net of all reductions	.75%A	.75%A
Net investment income (loss)	2.60%A	3.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,130	$ 11,274
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.106	.190
Net realized and unrealized gain (loss)	.332	.082
Total from investment operations	.438	.272
Distributions from net investment income	(.038)	(.062)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.168)	(.112)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C,D	4.06%	2.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.59%A	1.65%A
Expenses net of voluntary waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	1.95%A	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,115	$ 21,426
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.101	.184
Net realized and unrealized gain (loss)	.331	.072
Total from investment operations	.432	.256
Distributions from net investment income	(.032)	(.056)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.162)	(.106)
Net asset value, end of period	$ 11.03	$ 10.76
Total ReturnB,C,D	4.01%	2.44%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.67%A	1.73%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%A
Expenses net of all reductions	1.50%A	1.50%A
Net investment income (loss)	1.85%A	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,248	$ 19,936
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.156	.358
Net realized and unrealized gain (loss)	.331	.653
Total from investment operations	.487	1.011
Distributions from net investment income	(.087)	(.171)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.217)	(.221)
Net asset value, end of period	$ 11.06	$ 10.79
Total ReturnB,C	4.53%	10.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.66%A	.69%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.50%A	.50%A
Net investment income (loss)	2.86%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 658,232	$ 540,338
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 26, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)D	.155	.243
Net realized and unrealized gain (loss)	.332	.082
Total from investment operations	.487	.325
Distributions from net investment income	(.087)	(.115)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.217)	(.165)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C	4.54%	3.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	.73%A	.73%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.50%A	.50%A
Net investment income (loss)	2.85%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,274	$ 2,569
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 22,035,662
Unrealized depreciation	(639,366)
Net unrealized appreciation (depreciation)	$ 21,396,296
Cost for federal income tax purposes	$ 795,876,050

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,100	$ 377
Class T	0%	.25%	20,580	5,018
Class B	.65%	.25%	115,430	83,366
Class C	.75%	.25%	118,890	105,933
			$ 266,000	$ 194,694

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,818
Class T	11,217
Class B*	31,551
Class C*	7,570
$ 68,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 11,042	.16*
Class T	15,372	.19*
Class B	24,841	.19*
Class C	20,990	.17*
Fidelity Inflation-Protected Bond Fund	456,450	.16*
Institutional Class	3,738	.23*
	$ 532,433

*Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $450,554 for the period.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 11,220
Class T	.75%	15,076
Class B	1.40%	23,964
Class C	1.50%	19,441
Fidelity Inflation-Protected Bond Fund	.50%	460,341
Institutional Class	.50%	3,704
		$ 533,746

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $335. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Fidelity Inflation-Protected Bond Fund	$ 216

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2003	Year ended April 30, 2003A
From net investment income
Class A	$ 101,836	$ 46,907
Class T	110,677	45,306
Class B	88,501	60,203
Class C	70,077	45,995
Fidelity Inflation-Protected Bond Fund	4,573,618	6,193,637B
Institutional Class	25,900	10,603
Total	$ 4,970,609	$ 6,402,651
From net realized gain
Class A	$ 157,071	$ 12,116
Class T	159,105	13,741
Class B	282,180	33,853
Class C	266,211	28,127
Fidelity Inflation-Protected Bond Fund	6,812,902	1,926,751B
Institutional Class	34,541	2,793
Total	$ 7,712,010	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation-Protected Bond Fund.

B Distributions are for the period June 26, 2002(commencement of operations) to April 30, 2003.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2003	Year ended April 30, 2003A	Six months ended October 31, 2003	Year ended April 30, 2003A
Class A
Shares sold	905,410	1,072,706	$ 9,896,902	$ 11,432,858
Reinvestment of distributions	19,183	4,107	212,143	43,816
Shares redeemed	(377,842)	(110,966)	(4,141,501)	(1,193,897)
Net increase (decrease)	546,751	965,847	$ 5,967,544	$ 10,282,777
Class T
Shares sold	1,488,538	1,120,751	$ 16,129,153	$ 11,982,464
Reinvestment of distributions	22,802	5,323	252,186	56,681
Shares redeemed	(373,211)	(79,575)	(4,051,736)	(851,751)
Net increase (decrease)	1,138,129	1,046,499	$ 12,329,603	$ 11,187,394
Class B
Shares sold	945,419	2,141,844	$ 10,339,461	$ 22,782,830
Reinvestment of distributions	28,792	7,607	319,457	80,459
Shares redeemed	(326,807)	(160,316)	(3,560,599)	(1,725,079)
Net increase (decrease)	647,404	1,989,135	$ 7,098,319	$ 21,138,210
Class C
Shares sold	1,102,657	2,051,407	$ 12,043,687	$ 21,839,640
Reinvestment of distributions	25,510	5,786	282,961	61,058
Shares redeemed	(510,930)	(204,886)	(5,513,412)	(2,206,619)
Net increase (decrease)	617,237	1,852,307	$ 6,813,236	$ 19,694,079
Fidelity Inflation-Protected Bond Fund
Shares sold	29,309,427	88,169,742B	$ 320,289,394	$ 927,212,422B
Reinvestment of distributions	976,858	727,548B	10,820,176	7,693,138B
Shares redeemed	(20,866,413)	(38,806,568)B	(226,583,231)	(409,211,357)B
Net increase (decrease)	9,419,872	50,090,722	$ 104,526,339	$ 525,694,203
Institutional Class
Shares sold	196,485	240,262	$ 2,142,814	$ 2,574,979
Reinvestment of distributions	4,709	1,033	52,030	11,007
Shares redeemed	(52,625)	(2,792)	(566,032)	(30,038)
Net increase (decrease)	148,569	238,503	$ 1,628,812	$ 2,555,948

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation Protected Bond Fund.

B Share transactions are for the period June 26, 2002(commencement of operations) to April 30, 2003.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/15/03	12/12/03	$.131

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIFBI-USAN-1203
1.784856.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 1.99%	0.1	0.3
1 - 1.99%	18.7	5.4
2 - 2.99%	0.9	0.6
3 - 3.99%	75.3	74.1
4% and over	0.8	16.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	10.6	10.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	5.6	5.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003 *	As of April 30, 2003 **
Corporate Bonds 0.7%	Corporate Bonds 1.0%
U.S. Government and U.S. Government Agency Obligations 96.6%	U.S. Government and Government Agency Obligations 100.4%
Asset-Backed Securities 3.9%	Asset-Backed Securities 3.9%
CMOs and Other Mortgage Related Securities 1.3%	CMOs and Other Mortgage Related Securities 1.3%
Short-Term Investments and Net Other Assets*** (2.5)%	Short-Term Investments and Net Other Assets*** (6.6)%

* Foreign investments	0.1%	** Foreign investments	0.2%
* Futures and Swaps	(0.1)%	** Futures and Swaps	(0.5)%
* Inflation Protected	95.6%	** Inflation Protected	99.1%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 95.6%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.625% 4/15/28	$ 139,568,760	$ 168,965,436
3.875% 4/15/29	14,034,750	17,775,888
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	112,255,149	111,939,429
3.375% 1/15/12	20,062,157	22,532,526
3.5% 1/15/11 (a)	239,850,244	269,985,929
3.875% 1/15/09	119,524,914	135,212,555
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $704,989,533)		726,411,763
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $75,000,007)	755,882	75,187,583
Cash Equivalents - 2.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $15,673,000)	$ 15,674,398	15,673,000
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $795,662,540)		817,272,346
NET OTHER ASSETS - (7.6)%		(57,571,504)
NET ASSETS - 100%		$ 759,700,842
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $756,983,413 and $635,770,336, respectively, of which long-term U.S. government and government agency obligations aggregated $741,983,437 and $635,770,336, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $15,673,000) (cost $795,662,540) - See accompanying schedule		$ 817,272,346
Cash		150
Receivable for fund shares sold		3,704,278
Interest receivable		5,117,613
Prepaid expenses		3,378
Receivable from investment adviser for expense reductions		91,052
Total assets		826,188,817

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 65,249,139
Payable for fund shares redeemed	747,031
Distributions payable	46,360
Accrued management fee	253,530
Distribution fees payable	49,451
Other payables and accrued expenses	142,464
Total liabilities		66,487,975

Net Assets		$ 759,700,842
Net Assets consist of:
Paid in capital		$ 730,199,989
Undistributed net investment income		9,608,167
Accumulated undistributed net realized gain (loss) on investments		(1,717,120)
Net unrealized appreciation (depreciation) on investments		21,609,806
Net Assets		$ 759,700,842

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($16,701,623 ÷ 1,512,598 shares)	$ 11.04

Maximum offering price per share (100/95.25 of $11.04)	$ 11.59
Class T: Net Asset Value and redemption price per share ($24,130,136 ÷ 2,184,628 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($29,114,667 ÷ 2,636,539 shares) A	$ 11.04

Class C: Net Asset Value and offering price per share ($27,248,317 ÷ 2,469,544 shares) A	$ 11.03

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($658,232,186 ÷ 59,510,594 shares)	$ 11.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,273,913 ÷ 387,072 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 11,050,573

Expenses
Management fee	$ 1,404,555
Transfer agent fees	532,433
Distribution fees	266,000
Accounting fees and expenses	84,319
Non-interested trustees' compensation	1,331
Custodian fees and expenses	5,670
Registration fees	122,436
Audit	24,121
Legal	6,893
Miscellaneous	169
Total expenses before reductions	2,447,927
Expense reductions	(534,297)	1,913,630
Net investment income (loss)		9,136,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,723,787
Change in net unrealized appreciation (depreciation) on investment securities		14,213,495
Net gain (loss)		18,937,282
Net increase (decrease) in net assets resulting from operations		$ 28,074,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2003 (Unaudited)	June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,136,943	$ 13,861,602
Net realized gain (loss)	4,723,787	2,554,891
Change in net unrealized appreciation (depreciation)	14,213,495	7,396,311
Net increase (decrease) in net assets resulting from operations	28,074,225	23,812,804
Distributions to shareholders from net investment income	(4,970,609)	(6,402,651)
Distributions to shareholders from net realized gain	(7,712,010)	(2,017,381)
Total distributions	(12,682,619)	(8,420,032)
Share transactions - net increase (decrease)	138,363,853	590,552,611
Total increase (decrease) in net assets	153,755,459	605,945,383

Net Assets
Beginning of period	605,945,383	-
End of period (including undistributed net investment income of $9,608,167 and undistributed net investment income of $5,441,833, respectively)	$ 759,700,842	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.147	.236
Net realized and unrealized gain (loss)	.332	.080
Total from investment operations	.479	.316
Distributions from net investment income	(.079)	(.106)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.209)	(.156)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C,D	4.45%	3.02%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.86%A
Expenses net of voluntary waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	2.70%A	3.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,702	$ 10,403
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.141	.229
Net realized and unrealized gain (loss)	.343	.081
Total from investment operations	.484	.310
Distributions from net investment income	(.074)	(.100)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.204)	(.150)
Net asset value, end of period	$ 11.05	$ 10.77
Total ReturnB,C,D	4.50%	2.96%
Ratios to Average Net AssetsG
Expenses before expense reductions	.94%A	.99%A
Expenses net of voluntary waivers, if any	.75%A	.75%A
Expenses net of all reductions	.75%A	.75%A
Net investment income (loss)	2.60%A	3.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,130	$ 11,274
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.106	.190
Net realized and unrealized gain (loss)	.332	.082
Total from investment operations	.438	.272
Distributions from net investment income	(.038)	(.062)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.168)	(.112)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C,D	4.06%	2.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.59%A	1.65%A
Expenses net of voluntary waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	1.95%A	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,115	$ 21,426
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income (loss)E	.101	.184
Net realized and unrealized gain (loss)	.331	.072
Total from investment operations	.432	.256
Distributions from net investment income	(.032)	(.056)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.162)	(.106)
Net asset value, end of period	$ 11.03	$ 10.76
Total ReturnB,C,D	4.01%	2.44%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.67%A	1.73%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%A
Expenses net of all reductions	1.50%A	1.50%A
Net investment income (loss)	1.85%A	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,248	$ 19,936
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.156	.358
Net realized and unrealized gain (loss)	.331	.653
Total from investment operations	.487	1.011
Distributions from net investment income	(.087)	(.171)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.217)	(.221)
Net asset value, end of period	$ 11.06	$ 10.79
Total ReturnB,C	4.53%	10.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.66%A	.69%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.50%A	.50%A
Net investment income (loss)	2.86%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 658,232	$ 540,338
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 26, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2003	Year ended April 30,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss)D	.155	.243
Net realized and unrealized gain (loss)	.332	.082
Total from investment operations	.487	.325
Distributions from net investment income	(.087)	(.115)
Distributions from net realized gain	(.130)	(.050)
Total distributions	(.217)	(.165)
Net asset value, end of period	$ 11.04	$ 10.77
Total ReturnB,C	4.54%	3.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	.73%A	.73%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.50%A	.50%A
Net investment income (loss)	2.85%A	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,274	$ 2,569
Portfolio turnover rate	182%A	211%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 22,035,662
Unrealized depreciation	(639,366)
Net unrealized appreciation (depreciation)	$ 21,396,296
Cost for federal income tax purposes	$ 795,876,050

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,100	$ 377
Class T	0%	.25%	20,580	5,018
Class B	.65%	.25%	115,430	83,366
Class C	.75%	.25%	118,890	105,933
			$ 266,000	$ 194,694

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,818
Class T	11,217
Class B*	31,551
Class C*	7,570
$ 68,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 11,042	.16*
Class T	15,372	.19*
Class B	24,841	.19*
Class C	20,990	.17*
Fidelity Inflation-Protected Bond Fund	456,450	.16*
Institutional Class	3,738	.23*
	$ 532,433

*Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $450,554 for the period.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 11,220
Class T	.75%	15,076
Class B	1.40%	23,964
Class C	1.50%	19,441
Fidelity Inflation-Protected Bond Fund	.50%	460,341
Institutional Class	.50%	3,704
		$ 533,746

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $335. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Fidelity Inflation-Protected Bond Fund	$ 216

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2003	Year ended April 30, 2003A
From net investment income
Class A	$ 101,836	$ 46,907
Class T	110,677	45,306
Class B	88,501	60,203
Class C	70,077	45,995
Fidelity Inflation-Protected Bond Fund	4,573,618	6,193,637B
Institutional Class	25,900	10,603
Total	$ 4,970,609	$ 6,402,651
From net realized gain
Class A	$ 157,071	$ 12,116
Class T	159,105	13,741
Class B	282,180	33,853
Class C	266,211	28,127
Fidelity Inflation-Protected Bond Fund	6,812,902	1,926,751B
Institutional Class	34,541	2,793
Total	$ 7,712,010	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation-Protected Bond Fund.

B Distributions are for the period June 26, 2002(commencement of operations) to April 30, 2003.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2003	Year ended April 30, 2003A	Six months ended October 31, 2003	Year ended April 30, 2003A
Class A
Shares sold	905,410	1,072,706	$ 9,896,902	$ 11,432,858
Reinvestment of distributions	19,183	4,107	212,143	43,816
Shares redeemed	(377,842)	(110,966)	(4,141,501)	(1,193,897)
Net increase (decrease)	546,751	965,847	$ 5,967,544	$ 10,282,777
Class T
Shares sold	1,488,538	1,120,751	$ 16,129,153	$ 11,982,464
Reinvestment of distributions	22,802	5,323	252,186	56,681
Shares redeemed	(373,211)	(79,575)	(4,051,736)	(851,751)
Net increase (decrease)	1,138,129	1,046,499	$ 12,329,603	$ 11,187,394
Class B
Shares sold	945,419	2,141,844	$ 10,339,461	$ 22,782,830
Reinvestment of distributions	28,792	7,607	319,457	80,459
Shares redeemed	(326,807)	(160,316)	(3,560,599)	(1,725,079)
Net increase (decrease)	647,404	1,989,135	$ 7,098,319	$ 21,138,210
Class C
Shares sold	1,102,657	2,051,407	$ 12,043,687	$ 21,839,640
Reinvestment of distributions	25,510	5,786	282,961	61,058
Shares redeemed	(510,930)	(204,886)	(5,513,412)	(2,206,619)
Net increase (decrease)	617,237	1,852,307	$ 6,813,236	$ 19,694,079
Fidelity Inflation-Protected Bond Fund
Shares sold	29,309,427	88,169,742B	$ 320,289,394	$ 927,212,422B
Reinvestment of distributions	976,858	727,548B	10,820,176	7,693,138B
Shares redeemed	(20,866,413)	(38,806,568)B	(226,583,231)	(409,211,357)B
Net increase (decrease)	9,419,872	50,090,722	$ 104,526,339	$ 525,694,203
Institutional Class
Shares sold	196,485	240,262	$ 2,142,814	$ 2,574,979
Reinvestment of distributions	4,709	1,033	52,030	11,007
Shares redeemed	(52,625)	(2,792)	(566,032)	(30,038)
Net increase (decrease)	148,569	238,503	$ 1,628,812	$ 2,555,948

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation Protected Bond Fund.

B Share transactions are for the period June 26, 2002(commencement of operations) to April 30, 2003.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Inflation-Protected Bond	12/15/03	12/12/03	$.131

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IFB-USAN-1203
1.784854.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Government Income

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	1.7	6.3
2 - 2.99%	6.2	0.0
3 - 3.99%	15.7	3.4
4 - 4.99%	2.7	0.8
5 - 5.99%	24.0	12.5
6 - 6.99%	21.9	37.7
7 - 7.99%	5.7	7.4
8 - 8.99%	8.2	11.6
9 - 9.99%	0.3	1.4
10 - 10.99%	0.0	0.0
11 - 11.99%	7.3	10.1
12% and over	0.8	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2003
6 months ago
Years	7.6	8.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	5.2	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Mortgage Securities 7.1%		Mortgage Securities 10.7%
	CMOs and Other Mortgage Related Securities 11.9%		CMOs and Other Mortgage Related Securities 16.6%
	U.S. Treasury Obligations 38.7%		U.S. Treasury Obligations 42.2%
	U.S. Government Agency Obligations 39.5%		U.S. Government Agency Obligations 24.8%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 5.7%
* Futures and Swaps	5.1%	** Futures and Swaps	1.8%

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 78.2%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 39.5%
Fannie Mae:
6% 5/15/08	$ 4,000,000	$ 4,429,048
6.25% 2/1/11	5,870,000	6,420,354
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	1,860,000	2,061,791
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,702,024
Federal Home Loan Bank 3.625% 11/14/08	42,930,000	42,908,020
Freddie Mac:
1.5% 8/15/05	16,045,000	15,901,798
2.875% 9/15/05	24,800,000	25,170,090
2.875% 11/3/06	34,500,000	34,426,688
3.625% 9/15/08	31,415,000	31,515,874
4.5% 7/15/13	8,900,000	8,705,072
5.5% 9/15/11	470,000	502,072
5.875% 3/21/11	16,720,000	17,880,050
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,797,174	3,061,283
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	26,844	27,637
Series 1993-D, 5.23% 5/15/05	597,223	610,051
Series 1994-A, 7.12% 4/15/06	3,779,967	4,033,753
Series 1995-A, 6.28% 6/15/04	1,657,648	1,689,756
Series 1996-A, 6.55% 6/15/04	879,359	894,124
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	15,250,000	16,381,397
Series 1994-B, 7.5% 1/26/06	88,526	95,245
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,217,391	1,340,031
Series 2000-016, 6.07% 12/15/14	7,000,000	7,603,750
6.77% 11/15/13	2,601,923	2,878,377
6.99% 5/21/16	4,998,000	5,672,430
Private Export Funding Corp. secured:
5.34% 3/15/06	8,660,000	9,263,178
5.66% 9/15/11 (a)	4,230,000	4,536,675
5.8% 2/1/04	682,500	690,137
6.86% 4/30/04	1,256,267	1,289,558
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
7.17% 5/15/07	$ 4,400,000	$ 5,028,725
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	9,804,039	9,877,506
5.136% 8/10/13	5,000,000	5,183,000
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	32,000,000	32,132,448
5.89% 8/15/05	11,100,000	11,756,221
6.6% 2/15/08	27,980,000	30,319,744
6.8% 2/15/12	7,000,000	7,804,188
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,450,989
5.96% 8/1/09	6,650,000	7,094,287
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	296,042	325,954
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		367,663,325
U.S. Treasury Inflation Protected Obligations - 8.2%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	62,845,884	76,082,802
U.S. Treasury Obligations - 30.5%
U.S. Treasury Bonds:
8% 11/15/21	52,000,000	69,690,140
11.25% 2/15/15	43,440,000	69,358,085
13.25% 5/15/14	5,000,000	7,478,125
U.S. Treasury Notes:
5% 2/15/11	10,000,000	10,705,080
5.625% 5/15/08	57,000,000	63,094,098
5.75% 8/15/10	40,000,000	44,743,760
6.5% 10/15/06	16,500,000	18,434,889
TOTAL U.S. TREASURY OBLIGATIONS		283,504,177
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $721,422,156)		727,250,304
U.S. Government Agency - Mortgage Securities - 7.1%
	Principal Amount	Value (Note 1)
Fannie Mae - 4.1%
4% 11/1/18 (b)	$ 13,933,309	$ 13,528,372
4.5% 6/1/33 (c)	3,973,593	3,789,814
6% 9/1/17	12,508,688	13,010,244
6.5% 2/1/10 to 11/1/32	1,735,686	1,803,956
7% 11/1/06 to 6/1/32	4,460,495	4,707,185
7.5% 2/1/28 to 7/1/28	30,260	32,298
8.5% 7/1/31	887,343	954,233
9.5% 11/1/06 to 11/15/09	321,578	348,649
11% 8/1/10	76,480	85,527
11.25% 5/1/14	23,127	26,291
11.5% 6/15/19	151,054	171,581
12.5% 3/1/16	13,992	16,126
		38,474,276
Freddie Mac - 1.3%
5% 11/1/33 (b)	3,000,000	2,952,188
6% 2/1/29 to 5/1/29	2,792,530	2,869,983
6.775% 11/15/03	1,499,176	1,496,958
7.5% 6/1/07 to 7/1/16	2,155,465	2,294,297
8.5% 7/1/22 to 9/1/29	641,980	698,182
9% 8/1/08 to 4/1/20	162,946	179,987
9.5% 6/1/09 to 8/1/21	1,139,673	1,258,694
10% 7/1/09 to 8/1/21	218,354	241,200
12% 12/1/11 to 12/1/15	27,810	31,737
12.25% 4/1/11 to 9/1/13	27,246	30,594
12.5% 2/1/14 to 6/1/19	125,369	142,658
13% 8/1/10 to 6/1/15	43,043	49,614
		12,246,092
Government National Mortgage Association - 1.7%
6% 5/15/33	12,576,884	12,995,177
6.5% 3/15/28 to 6/20/32	594,778	622,406
7.5% 8/15/06 to 6/15/07	510,368	538,233
8% 12/15/23	1,080,894	1,178,979
10.5% 4/15/14 to 1/15/18	174,200	196,423
13.5% 7/15/11	12,986	15,132
		15,546,350
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $65,506,257)		66,266,718
Collateralized Mortgage Obligations - 11.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 11.9%
Fannie Mae:
planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	$ 514,559	$ 542,941
Series 1993-155 Class J, 7% 12/25/22	7,872,583	7,998,910
Series 1993-160 Class PK, 6.5% 11/25/22	10,379,738	10,618,162
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,996,065
Series 1994-27 Class PJ, 6.5% 6/25/23	3,000,000	3,166,178
Series 2003-28 Class KQ, 5% 4/25/23	2,520,494	2,535,130
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	9,000,000	9,352,607
Series 2002-25 Class PD, 6.5% 4/25/31	12,196,000	12,830,997
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30	8,899,101	9,062,864
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	1,096,864	1,113,348
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,490,817
Series 2295 Class PE, 6.5% 2/15/30	5,452,298	5,543,097
sequential pay:
Series 2303 Class VT, 6% 2/15/12	1,884,256	1,909,221
Series 2448:
Class VH, 6.5% 5/15/18	7,165,000	7,580,101
Class XB, 6.5% 10/15/29	7,710,000	7,882,281
Series 2473 Class JB, 5.5% 2/15/29	1,215,000	1,232,301
target amortization class Series 2156 Class TC, 6.25% 5/15/29	8,000,000	8,312,638
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	3,784,815	3,851,561
Series 2001-53 Class TA, 6% 12/20/30	1,503,452	1,537,813
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $109,435,029)		110,557,032
Cash Equivalents - 5.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $52,065,000)	$ 52,069,643	$ 52,065,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $948,428,442)		956,139,054
NET OTHER ASSETS - (2.8)%		(25,736,026)
NET ASSETS - 100%		$ 930,403,028
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.3192% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2006	$ 5,400,000	$ (21,750)
Receive quarterly a fixed rate equal to 2.6165% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Oct. 2006	42,000,000	(168,055)
		$ 47,400,000	$ (189,805)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,536,675 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,006,327,807 and $1,192,439,633, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $52,065,000) (cost $ 948,428,442) - See accompanying schedule		$ 956,139,054
Commitment to sell securities on a delayed delivery basis	$ (3,786,089)
Receivable for securities sold on a delayed delivery basis	3,754,425	(31,664)
Receivable for investments sold, regular delivery		16,880,275
Cash		398
Receivable for fund shares sold		1,147,238
Interest receivable		9,568,578
Receivable from investment adviser for expense reductions		72,545
Total assets		983,776,424

Liabilities
Payable for investments purchased Regular delivery	34,491,030
Delayed delivery	16,481,003
Payable for fund shares redeemed	1,529,163
Distributions payable	204,770
Unrealized loss on swap agreements	189,805
Accrued management fee	474,488
Other payables and accrued expenses	3,137
Total liabilities		53,373,396

Net Assets		$ 930,403,028
Net Assets consist of:
Paid in capital		$ 928,446,509
Undistributed net investment income		650,394
Accumulated undistributed net realized gain (loss) on investments		(6,183,018)
Net unrealized appreciation (depreciation) on investments		7,489,143
Net Assets, for 84,910,582 shares outstanding		$ 930,403,028
Net Asset Value, offering price and redemption price per share ($930,403,028 ÷ 84,910,582 shares)		$ 10.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 21,049,050
Security lending		68,843
Total income		21,117,893

Expenses
Management fee	$ 3,215,860
Non-interested trustees' compensation	2,462
Total expenses before reductions	3,218,322
Expense reductions	(523,690)	2,694,632
Net investment income (loss)		18,423,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(5,078,397)
Swap agreements	164,779
Total net realized gain (loss)		(4,913,618)
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,411,056)
Swap agreements	(313,279)
Delayed delivery commitments	(31,664)
Total change in net unrealized appreciation (depreciation)		(15,755,999)
Net gain (loss)		(20,669,617)
Net increase (decrease) in net assets resulting from operations		$ (2,246,356)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,423,261	$ 45,744,544
Net realized gain (loss)	(4,913,618)	43,852,620
Change in net unrealized appreciation (depreciation)	(15,755,999)	10,433,321
Net increase (decrease) in net assets resulting from operations	(2,246,356)	100,030,485
Distributions to shareholders from net investment income	(17,942,414)	(45,107,382)
Distributions to shareholders from net realized gain	(12,417,631)	(4,231,499)
Total distributions	(30,360,045)	(49,338,881)
Share transactions Net proceeds from sales of shares	172,695,502	923,246,297
Reinvestment of distributions	28,091,000	45,609,509
Cost of shares redeemed	(416,711,423)	(688,267,177)
Net increase (decrease) in net assets resulting from share transactions	(215,924,921)	280,588,629
Total increase (decrease) in net assets	(248,531,322)	331,280,233

Net Assets
Beginning of period	1,178,934,350	847,654,117
End of period (including undistributed net investment income of $650,394 and undistributed net investment income of $169,547, respectively)	$ 930,403,028	$ 1,178,934,350
Other Information Shares
Sold	15,477,729	82,902,812
Issued in reinvestment of distributions	2,503,264	4,096,579
Redeemed	(37,697,090)	(61,931,842)
Net increase (decrease)	(19,716,097)	25,067,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.65	$ 10.42	$ 9.94	$ 10.46	$ 10.45
Income from Investment Operations
Net investment income (loss) D	.192	.469	.535 F	.639	.628	.629
Net realized and unrealized gain (loss)	(.196)	.658	.237 F	.492	(.509)	(.003)
Total from investment operations	(.004)	1.127	.772	1.131	.119	.626
Distributions from net investment income	(.186)	(.467)	(.542)	(.651)	(.639)	(.616)
Distributions from net realized gain	(.120)	(.040)	-	-	-	-
Total distributions	(.306)	(.507)	(.542)	(.651)	(.639)	(.616)
Net asset value, end of period	$ 10.96	$ 11.27	$ 10.65	$ 10.42	$ 9.94	$ 10.46
Total Return B, C	(.07)%	10.75%	7.53%	11.66%	1.25%	6.04%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.49%	.50%	.51%
Net investment income (loss)	3.41% A	4.23%	5.07% F	6.23%	6.23%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 930,403	$ 1,178,934	$ 847,654	$ 785,753	$ 616,650	$ 743,772
Portfolio turnover rate	203% A	238%	299%	182%	118%	218%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 13,224,292	|
Unrealized depreciation	(6,182,122)
Net unrealized appreciation (depreciation)	$ 7,042,170
Cost for federal income tax purposes	$ 949,096,884

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $520,117.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $3,573.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPG-USAN-1203
1.784867.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	3.7	2.7
CMS Energy Corp.	2.4	3.6
Qwest Corp.	2.4	1.1
Nextel Communications, Inc.	2.3	2.2
Tyco International Group SA	2.1	3.1
	12.9
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	10.8
Electric Utilities	11.9	12.1
Energy	10.1	11.3
Cable TV	7.8	6.8
Capital Goods	4.4	5.4
Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
AAA,AA,A 0.0%	AAA, AA, A 0.0%
BBB 1.4%	BBB 1.7%
BB 24.1%	BB 27.1%
B 43.3%	B 43.8%
CCC,CC,C 12.2%	CCC,CC,C 13.3%
D 0.0%	D 0.3%
Not Rated 7.2%	Not Rated 4.6%
Equities 2.9%	Equities 2.8%
Short-Term Investments and Net Other Assets 8.9%	Short-Term Investments and Net Other Assets 6.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Nonconvertible Bonds 79.0%		Nonconvertible Bonds 78.7%
	Convertible Bonds, Preferred Stocks 2.4%		Convertible Bonds, Preferred Stocks 3.7%
	Common Stocks 1.3%		Common Stocks 1.3%
	Other Investments 8.4%		Other Investments 9.9%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	8.2%	** Foreign investments	7.7%

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.8%
Capital Goods - 0.4%
Tyco International Group SA:
2.75% 1/15/18 (f)	$ 2,635	$ 2,994
3.125% 1/15/23 (f)	8,100	9,204
		12,198
Technology - 0.2%
Celestica, Inc. liquid yield option note 0% 8/1/20	5,000	2,650
Solectron Corp. liquid yield option note 0% 11/20/20	5,000	2,881
		5,531
Telecommunications - 0.2%
NII Holdings, Inc. 3.5% 9/15/33 (f)	5,000	6,200
TOTAL CONVERTIBLE BONDS		23,929
Nonconvertible Bonds - 79.0%
Aerospace - 1.5%
BE Aerospace, Inc.:
8% 3/1/08	7,160	6,444
8.5% 10/1/10 (f)	850	888
8.875% 5/1/11	10,700	9,523
9.5% 11/1/08	4,740	4,456
DRS Technologies, Inc. 6.875% 11/1/13 (f)	2,170	2,181
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	13,455	14,599
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	3,000	3,023
		41,114
Air Transportation - 4.1%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	9,570	8,469
6.977% 11/23/22	833	738
7.377% 5/23/19	6,093	4,326
7.379% 5/23/16	3,970	2,699
7.8% 4/1/08	1,690	1,453
8.608% 10/1/12	7,395	6,508
10.18% 1/2/13	4,239	3,094
AMR Corp. 10.2% 3/15/20	5,300	3,935
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	695	563
6.545% 2/2/19	5,364	5,337
6.748% 9/15/18	495	396
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
6.795% 8/2/18	$ 2,161	$ 1,815
6.8% 7/2/07	470	437
6.9% 1/2/17	1,122	909
6.9% 1/2/18	1,264	1,251
6.954% 2/2/11	3,244	2,725
7.256% 9/15/21	401	409
7.373% 12/15/15	5,000	4,200
7.568% 12/1/06	3,690	2,989
7.73% 9/15/12	87	71
8.307% 4/2/18	354	304
8.312% 10/2/12	4,183	3,514
8.321% 11/1/06	2,305	2,155
8.388% 5/1/22	8,927	7,141
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	650	559
7.9% 12/15/09	3,885	3,186
8.3% 12/15/29	1,080	718
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	6,425	5,783
7.57% 11/18/10	4,000	4,117
7.711% 9/18/11	5,354	4,685
7.779% 11/18/05	1,410	1,297
7.779% 1/2/12	22,126	18,917
7.92% 5/18/12	1,915	1,693
Northwest Airlines, Inc.:
7.875% 3/15/08	400	327
8.875% 6/1/06	545	466
9.875% 3/15/07	3,000	2,700
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	1,312	1,062
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,195	2,063
		113,011
Auto Parts Distribution - 0.1%
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	1,610	1,699
Automotive - 1.2%
Cummins, Inc. 9.5% 12/1/10 (f)	2,910	3,347
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Automotive - continued
Dana Corp.:
6.5% 3/1/09	$ 6,832	$ 6,764
10.125% 3/15/10	5,590	6,289
Navistar International Corp. 9.375% 6/1/06	9,430	10,232
Stoneridge, Inc. 11.5% 5/1/12	4,370	5,069
		31,701
Broadcasting - 0.3%
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	3,000	3,353
Radio One, Inc. 8.875% 7/1/11	3,715	4,068
		7,421
Building Materials - 1.1%
FastenTech, Inc. 11.5% 5/1/11 (f)	5,180	5,491
Koppers, Inc. 9.875% 10/15/13 (f)	2,080	2,205
Norcraft Companies LP/Norcraft Finance Corp. 9% 11/1/11 (f)	1,570	1,649
Resolution Performance Products LLC:
9.5% 4/15/10	4,550	4,732
13.5% 11/15/10	4,000	3,780
Texas Industries, Inc. 10.25% 6/15/11 (f)	10,000	11,150
		29,007
Cable TV - 5.9%
Adelphia Communications Corp.:
7.875% 5/1/09 (c)	5,000	4,100
10.5% 7/15/04 (c)	4,000	3,310
Century Communications Corp. 0% 1/15/08 (c)	8,000	3,820
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	17,000	10,030
8.625% 4/1/09	2,195	1,756
9.625% 11/15/09	27,700	22,299
10% 4/1/09	3,000	2,475
10% 5/15/11	6,170	4,951
10.25% 1/15/10	1,866	1,539
11.125% 1/15/11	8,400	7,140
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	5,000	5,000
CSC Holdings, Inc.:
7.625% 4/1/11	14,640	14,933
9.875% 2/15/13	10,317	10,730
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.: - continued
9.875% 4/1/23	$ 3,000	$ 3,120
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	11,295	12,707
EchoStar DBS Corp.:
5.75% 10/1/08 (f)	3,000	2,985
10.375% 10/1/07	17,495	19,310
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07 (c)	14,580	13,851
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,020
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)	6,350	4,858
Rogers Cable, Inc. 6.25% 6/15/13	1,230	1,205
Telewest PLC:
11% 10/1/07 (c)	11,392	6,152
yankee 9.625% 10/1/06 (c)	8,685	4,603
		162,894
Capital Goods - 4.0%
Case New Holland, Inc. 9.25% 8/1/11 (f)	6,140	6,785
Dresser, Inc. 9.375% 4/15/11	3,000	3,090
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)	3,340	3,557
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,257
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	18,237	16,960
Roller Bearing Holding, Inc. 13% 6/15/09 (f)	22,220	20,665
SPX Corp. 6.25% 6/15/11	3,000	3,015
Terex Corp.:
9.25% 7/15/11	2,000	2,190
10.375% 4/1/11	5,000	5,625
Tyco International Group SA yankee:
5.8% 8/1/06	5,090	5,319
5.875% 11/1/04	10,000	10,313
6.375% 6/15/05	11,500	12,061
6.375% 2/15/06	16,050	16,993
6.375% 10/15/11	2,000	2,080
		109,910
Chemicals - 2.0%
Avecia Group PLC 11% 7/1/09	3,930	3,616
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (f)	11,615	12,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	$ 1,044	$ 418
Huntsman Advanced Materials LLC 11% 7/15/10 (f)	2,860	3,075
Lyondell Chemical Co.:
9.625% 5/1/07	1,875	1,894
9.875% 5/1/07	10,475	10,632
11.125% 7/15/12	255	265
Millennium America, Inc. 9.25% 6/15/08	1,000	1,055
Nalco Co.:
7.75% 11/15/11 (f)	4,140	4,306
8.875% 11/15/13 (f)	4,220	4,384
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,420	2,505
PolyOne Corp.:
8.875% 5/1/12	5,000	4,125
10.625% 5/15/10	8,110	7,421
		55,776
Consumer Products - 0.9%
Central Garden & Pet Co. 9.125% 2/1/13	4,450	4,895
Revlon Consumer Products Corp.:
8.125% 2/1/06	1,000	670
9% 11/1/06	6,000	4,020
12% 12/1/05	11,050	10,940
The Scotts Co. 6.625% 11/15/13 (f)	4,080	4,121
		24,646
Containers - 1.4%
Anchor Glass Container Corp. 11% 2/15/13	3,900	4,446
BWAY Corp. 10% 10/15/10 (f)	1,590	1,693
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	3,750	3,919
8.25% 5/15/13	5,000	5,200
8.75% 11/15/12	3,000	3,278
8.875% 2/15/09	4,000	4,320
Owens-Illinois, Inc.:
7.15% 5/15/05	11,478	11,765
7.35% 5/15/08	2,020	1,980
7.8% 5/15/18	1,070	1,006
		37,607
Diversified Media - 2.4%
LBI Media Holdings, Inc. 0% 10/15/13 (d)(f)	8,870	5,499
LBI Media, Inc. 10.125% 7/15/12	13,770	15,388
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nextmedia Operating, Inc. 10.75% 7/1/11	$ 4,000	$ 4,510
Videotron LTEE 6.875% 1/15/14 (f)	2,350	2,421
Vivendi Universal SA:
6.25% 7/15/08 (f)	18,000	18,900
9.25% 4/15/10 (f)	16,170	18,838
		65,556
Electric Utilities - 10.5%
AES Corp.:
8.75% 6/15/08	1,628	1,673
8.75% 5/15/13 (f)	30,000	31,988
8.875% 2/15/11	906	931
9% 5/15/15 (f)	4,000	4,280
9.375% 9/15/10	11,419	12,090
9.5% 6/1/09	11,635	12,377
Allegheny Energy Supply Co. LLC 8.75% 4/15/12 (f)	13,645	12,724
Calpine Corp.:
6.9% 7/15/07 (f)(h)	20,635	19,191
8.5% 7/15/10 (f)	5,630	5,180
8.5% 2/15/11	4,000	2,860
CMS Energy Corp.:
7.625% 11/15/04	13,935	14,179
7.75% 8/1/10 (f)	25,000	25,594
8.5% 4/15/11	8,845	9,243
8.9% 7/15/08	7,570	8,100
9.875% 10/15/07	9,650	10,579
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	4,370	4,370
Edison International 6.875% 9/15/04	6,750	6,953
Illinois Power Co.:
6.75% 3/15/05	1,750	1,846
11.5% 12/15/10	22,360	26,776
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (f)	1,150	1,231
Nevada Power Co.:
6.2% 4/15/04	1,465	1,465
9% 8/15/13 (f)	3,000	3,150
10.875% 10/15/09	4,000	4,400
PG&E Corp. 6.875% 7/15/08 (f)	3,725	3,930
Power Contract Financing LLC:
5.2% 2/1/06 (f)	3,290	3,282
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Power Contract Financing LLC: - continued
6.256% 2/1/10 (f)	$ 9,500	$ 9,453
Reliant Resources, Inc.:
9.25% 7/15/10 (f)	5,840	5,256
9.5% 7/15/13 (f)	4,620	4,135
Southern California Edison Co. 8% 2/15/07	8,370	9,374
TECO Energy, Inc.:
7.5% 6/15/10	7,545	7,809
10.5% 12/1/07	4,370	4,894
Western Resources, Inc.:
7.125% 8/1/09	3,940	4,157
7.875% 5/1/07	5,800	6,438
9.75% 5/1/07	8,020	9,183
		289,091
Energy - 9.9%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,614
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,610	6,017
Chesapeake Energy Corp. 7.5% 9/15/13 (f)	4,000	4,290
Comstock Resources, Inc. 11.25% 5/1/07	3,807	4,131
DI Industries, Inc. 8.875% 7/1/07	674	694
Dynegy Holdings, Inc.:
9.875% 7/15/10 (f)	11,090	11,894
10.125% 7/15/13 (f)	11,090	12,033
El Paso Corp. 7.875% 6/15/12	600	512
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,325
7.375% 12/15/12	4,265	3,519
El Paso Production Holding Co. 7.75% 6/1/13 (f)	6,000	5,760
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	9,000	8,955
Grant Prideco, Inc.:
9% 12/15/09	1,030	1,118
9.625% 12/1/07	2,000	2,205
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	11,260	13,231
Key Energy Services, Inc.:
6.375% 5/1/13	2,000	2,020
8.375% 3/1/08	2,890	3,114
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,431
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Nuevo Energy Co. 9.375% 10/1/10	$ 7,945	$ 8,660
Parker Drilling Co. 9.625% 10/1/13 (f)	3,000	3,090
Pogo Producing Co. 8.25% 4/15/11	2,000	2,200
Premcor Refining Group, Inc. 9.25% 2/1/10	5,000	5,500
Range Resources Corp. 7.375% 7/15/13	6,785	6,717
SESI LLC 8.875% 5/15/11	2,000	2,150
Sonat, Inc.:
6.625% 2/1/08	10,000	8,350
6.75% 10/1/07	520	451
6.875% 6/1/05	29,855	28,847
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,070
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,575
Tesoro Petroleum Corp.:
8% 4/15/08	1,730	1,825
9.625% 11/1/08	2,500	2,575
The Coastal Corp.:
6.2% 5/15/04	2,550	2,544
6.5% 5/15/06	17,840	15,788
6.5% 6/1/08	7,660	6,300
7.5% 8/15/06	5,650	5,149
7.625% 9/1/08	6,760	5,763
7.75% 6/15/10	9,005	7,587
10.75% 10/1/10	770	723
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13	1,530	1,591
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	14,105	14,246
Trico Marine Services, Inc. 8.875% 5/15/12	4,315	2,956
Western Oil Sands, Inc. 8.375% 5/1/12	3,000	3,356
Westport Resources Corp.:
8.25% 11/1/11	2,000	2,205
8.25% 11/1/11 (f)	2,000	2,200
Williams Companies, Inc.:
7.125% 9/1/11	20,810	21,330
7.625% 7/15/19	3,000	2,940
8.625% 6/1/10	7,460	8,169
8.75% 3/15/32	5,000	5,225
		272,945
Entertainment/Film - 0.1%
Cinemark USA, Inc. 8.5% 8/1/08	3,725	3,893
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Environmental - 1.0%
Allied Waste North America, Inc.:
7.375% 1/1/04	$ 4,570	$ 4,604
7.625% 1/1/06	16,995	17,887
8.5% 12/1/08	4,290	4,708
		27,199
Food and Drug Retail - 2.1%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,640
8.25% 7/15/10	18,960	20,335
Rite Aid Corp.:
6.875% 8/15/13	4,210	3,978
7.125% 1/15/07	5,120	5,171
8.125% 5/1/10	5,000	5,350
11.25% 7/1/08	1,925	2,156
12.5% 9/15/06	8,565	9,978
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	1,720	1,458
9.125% 12/15/11	6,640	5,627
		56,693
Food/Beverage/Tobacco - 2.0%
Chiquita Brands International, Inc. 10.56% 3/15/09	6,865	7,534
Corn Products International, Inc.:
8.25% 7/15/07	13,750	15,125
8.45% 8/15/09	7,500	8,381
Dean Foods Co. 8.15% 8/1/07	5,198	5,718
Doane Pet Care Co. 10.75% 3/1/10	4,500	4,680
Dole Food Co., Inc.:
8.625% 5/1/09	6,000	6,480
8.875% 3/15/11	2,400	2,580
Land O'Lakes, Inc. 8.75% 11/15/11	3,675	3,050
		53,548
Gaming - 1.9%
Argosy Gaming Co. 10.75% 6/1/09	3,000	3,281
Herbst Gaming, Inc. 10.75% 9/1/08	1,750	1,960
Mandalay Resort Group 9.5% 8/1/08	5,385	6,206
MGM MIRAGE 9.75% 6/1/07	4,000	4,530
Mirage Resorts, Inc. 7.25% 10/15/06	11,500	12,248
Mohegan Tribal Gaming Authority 6.375% 7/15/09 (f)	4,000	4,080
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - continued
Pinnacle Entertainment, Inc. 8.75% 10/1/13	$ 1,100	$ 1,095
Station Casinos, Inc. 8.375% 2/15/08	8,330	9,038
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,025	1,117
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,160	1,334
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	2,349	2,478
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,600	1,656
		52,278
Healthcare - 3.0%
AmeriPath, Inc. 10.5% 4/1/13	4,005	4,165
AmerisourceBergen Corp. 8.125% 9/1/08	1,830	1,981
Fountain View, Inc. 9.25% 8/19/08 (e)	25,655	22,063
Genesis HealthCare Corp. 8% 10/15/13 (f)	1,500	1,534
HealthSouth Corp. 7% 6/15/08	2,000	1,730
Kinetic Concepts, Inc. 7.375% 5/15/13 (f)	2,570	2,654
National Nephrology Associates, Inc. 9% 11/1/11 (f)	2,110	2,173
Neighborcare, Inc. 6.875% 11/15/13 (f)	7,400	7,520
PacifiCare Health Systems, Inc. 10.75% 6/1/09	3,395	3,896
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)	12,100	13,280
Quintiles Transnational Corp. 10% 10/1/13 (f)	2,000	2,090
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,119
Service Corp. International (SCI) 6% 12/15/05	1,490	1,505
Tenet Healthcare Corp.:
5% 7/1/07	1,195	1,123
5.375% 11/15/06	4,715	4,562
6.375% 12/1/11	8,180	7,607
		81,002
Homebuilding/Real Estate - 1.0%
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,607
D.R. Horton, Inc.:
7.875% 8/15/11	2,660	2,953
8% 2/1/09	2,110	2,353
KB Home 8.625% 12/15/08	2,000	2,220
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,180
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,325
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
WCI Communities, Inc.:
7.875% 10/1/13 (f)	$ 3,440	$ 3,543
10.625% 2/15/11	4,440	4,928
		27,109
Hotels - 0.9%
Gaylord Entertainment Co. 8% 11/15/13 (f)(g)	2,910	2,997
Hines Nurseries, Inc. 10.25% 10/1/11 (f)	1,610	1,707
Host Marriott LP:
7.125% 11/1/13 (f)(g)	3,000	3,000
8.375% 2/15/06	8,040	8,362
ITT Corp.:
6.75% 11/15/03	560	562
6.75% 11/15/05	3,600	3,744
La Quinta Properties, Inc. 8.875% 3/15/11 (f)	5,000	5,519
		25,891
Leisure - 1.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	7,010	6,519
10.5% 7/15/11 (f)	8,000	8,240
Intrawest Corp. 7.5% 10/15/13 (f)	3,670	3,679
Premier Parks, Inc. 9.75% 6/15/07	8,280	8,384
Six Flags, Inc. 8.875% 2/1/10	3,190	3,046
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	9,265	10,701
		40,569
Metals/Mining - 1.0%
Better Minerals & Aggregates Co. 13% 9/15/09	22,015	13,429
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,176
CONSOL Energy, Inc. 7.875% 3/1/12	3,690	3,893
IMCO Recycling, Inc. 10.375% 10/15/10 (f)	3,670	3,670
Peabody Energy Corp. 6.875% 3/15/13	4,450	4,684
		27,852
Paper - 3.0%
Abitibi-Consolidated, Inc. yankee 5.25% 6/20/08	2,000	1,918
Boise Cascade Corp.:
6.5% 11/1/10	5,530	5,641
7% 11/1/13	5,530	5,654
Buckeye Cellulose Corp. 9.25% 9/15/08	3,500	3,553
Buckeye Technologies, Inc. 8.5% 10/1/13 (f)	3,680	3,901
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Paper - continued
Chesapeake Corp. 7.2% 3/15/05	$ 2,500	$ 2,500
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,140
8.125% 5/15/11	2,585	2,801
8.875% 2/1/10	2,000	2,280
8.875% 5/15/31	5,320	5,639
9.5% 12/1/11	25,188	28,966
Norampac, Inc. 6.75% 6/1/13 (f)	4,480	4,659
Norske Skog Canada Ltd. 8.625% 6/15/11	7,090	7,267
Stone Container Corp. 8.375% 7/1/12	5,000	5,300
		82,219
Publishing/Printing - 1.8%
Advanstar Communications, Inc. 10.75% 8/15/10 (f)	3,560	3,774
American Color Graphics, Inc. 10% 6/15/10 (f)	11,920	12,993
American Media Operations, Inc. 8.875% 1/15/11	1,490	1,613
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (f)	1,280	1,373
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	3,150	3,441
9.875% 8/15/13 (f)	3,710	4,220
PEI Holdings, Inc. 11% 3/15/10	3,000	3,390
PRIMEDIA, Inc. 7.625% 4/1/08	14,047	14,047
Sheridan Group, Inc. 10.25% 8/15/11 (f)	3,650	3,814
Sun Media Corp. Canada 7.625% 2/15/13	2,000	2,120
		50,785
Railroad - 0.2%
TFM SA de CV yankee 11.75% 6/15/09	5,625	5,653
Restaurants - 0.7%
Domino's, Inc. 8.25% 7/1/11 (f)	3,350	3,530
Friendly Ice Cream Corp. 10.5% 12/1/07	7,500	7,772
NE Restaurant, Inc. 10.75% 7/15/08	5,280	4,858
Tricon Global Restaurants, Inc. 8.5% 4/15/06	4,000	4,460
		20,620
Services - 0.2%
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(f)	7,530	5,572
Shipping - 0.8%
Evergreen International Aviation, Inc. 12% 5/15/10 (f)	3,000	2,670
General Maritime Corp. 10% 3/15/13	10,230	11,458
Seabulk International, Inc. 9.5% 8/15/13 (f)	6,285	6,505
		20,633
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Steels - 0.5%
AK Steel Corp. 7.75% 6/15/12	$ 4,220	$ 2,870
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)	11,555	11,931
		14,801
Super Retail - 0.5%
Barneys, Inc. 9% 4/1/08	2,000	1,800
Gap, Inc. 9.9% 12/15/05	760	847
Hollywood Entertainment Corp. 9.625% 3/15/11	3,000	3,240
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	3,000	3,240
United Auto Group, Inc. 9.625% 3/15/12	4,150	4,607
		13,734
Technology - 3.6%
Amkor Technology, Inc. 7.75% 5/15/13 (f)	2,010	2,131
Anteon Corp. 12% 5/15/09	3,772	4,130
Avaya, Inc. 11.125% 4/1/09	3,000	3,510
ChipPAC International Ltd. 12.75% 8/1/09	3,470	3,886
Marconi Corp. PLC 8% 4/30/08 (f)	3,655	3,582
Micron Technology, Inc. 6.5% 9/30/05 (i)	16,000	15,840
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,113
Sanmina-SCI Corp. 10.375% 1/15/10	10,000	11,800
Telex Communications, Inc. 11.5% 10/15/08 (f)(g)	3,090	3,090
Xerox Capital (Europe) PLC 5.875% 5/15/04	3,358	3,392
Xerox Corp.:
7.125% 6/15/10	25,045	25,421
7.625% 6/15/13	12,500	12,688
Xerox Credit Corp. 6.1% 12/16/03	4,000	4,010
		98,593
Telecommunications - 7.8%
ACC Escrow Corp. 10% 8/1/11 (f)	820	886
American Tower Corp. 9.375% 2/1/09	23,265	24,428
American Tower Escrow Corp. 0% 8/1/08 (d)	9,090	6,204
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)(g)	3,380	3,380
Crown Castle International Corp.:
9.375% 8/1/11	2,310	2,529
10.75% 8/1/11	13,840	15,501
Dobson Communications Corp. 8.875% 10/1/13 (f)	4,980	5,042
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	9,090	9,385
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
MCI Communications Corp.:
7.125% 6/15/27 (c)	$ 2,640	$ 2,059
7.75% 3/15/24 (c)	450	369
7.75% 3/23/25 (c)	760	631
8.25% 1/20/23 (c)	1,660	1,370
Nextel Communications, Inc.:
7.375% 8/1/15	17,650	18,356
9.375% 11/15/09	17,450	19,021
9.5% 2/1/11	13,000	14,560
9.95% 2/15/08	851	896
12% 11/1/08	6,000	6,405
Nextel Partners, Inc.:
8.125% 7/1/11 (f)	6,190	6,283
11% 3/15/10	2,220	2,420
12.5% 11/15/09	1,470	1,691
NII Holdings Cayman Ltd. 0% 11/1/09 (d)	5,700	5,814
Qwest Capital Funding, Inc. 7.25% 2/15/11	9,790	9,007
Qwest Services Corp.:
13% 12/15/07 (f)	7,000	7,945
13.5% 12/15/10 (f)	9,985	11,633
Satelites Mexicanos SA de CV 5.62% 6/30/04 (f)(h)	2,864	2,467
Triton PCS, Inc. 8.75% 11/15/11	4,245	4,107
U.S. West Capital Funding, Inc.:
6.25% 7/15/05	2,410	2,386
6.375% 7/15/08	6,000	5,460
U.S. West Communications:
5.625% 11/15/08	5,000	4,900
5.65% 11/1/04	2,000	1,950
6.125% 11/15/05	6,950	7,020
7.2% 11/1/04	9,224	9,455
		213,560
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.1%
Levi Strauss & Co.:
11.625% 1/15/08	$ 350	$ 303
12.25% 12/15/12	1,770	1,478
		1,781
TOTAL NONCONVERTIBLE BONDS		2,166,363
TOTAL CORPORATE BONDS (Cost $2,022,054)		2,190,292
Common Stocks - 1.3%
	Shares
Cable TV - 0.7%
EchoStar Communications Corp. Class A (a)	200,860	7,697
NTL, Inc. (a)	182,339	11,256
Ono Finance PLC rights 5/31/09 (a)(f)	7,460	0
		18,953
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (i)	13,662,268	137
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	5,400	464
Food and Drug Retail - 0.1%
Pathmark Stores, Inc. (a)	268,095	1,836
Healthcare - 0.0%
Fountain View, Inc. (i)	8,483	0
Homebuilding/Real Estate - 0.1%
Swerdlow Real Estate Group LLC (i)	159,600	1,566
Services - 0.1%
Spincycle LLC:
Class A	418,003	3,787
Class F	2,936	27
		3,814
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,000	20
Technology - 0.0%
Ampex Corp. Class A (a)	17,840	38
Telecommunications - 0.2%
American Tower Escrow Corp. warrants 8/1/08 (a)(f)	9,090	1,318
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Telecommunications - continued
Cincinnati Bell, Inc. (a)	125,900	$ 643
Nextel Communications, Inc. Class A (a)	179,525	4,345
		6,306
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	143,778	2,162
TOTAL COMMON STOCKS (Cost $47,541)		35,296
Nonconvertible Preferred Stocks - 1.6%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	46
Broadcasting - 0.3%
Granite Broadcasting Corp. 12.75% pay-in-kind	12,001	8,521
Cable TV - 0.7%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	148,985	15,606
Series H, 11.75%	19,600	2,048
NTL Europe, Inc. Series A, 10.00%	1	0
		17,654
Diversified Financial Services - 0.1%
American Annuity Group Capital Trust II 8.875%	3,870	3,847
Publishing/Printing - 0.5%
PRIMEDIA, Inc. Series D, 10.00%	144,480	14,087
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $43,189)		44,155
Floating Rate Loans - 8.4%
	Principal Amount (000s)
Automotive - 0.4%
TRW Automotive Holdings Corp. Tranche C term loan 4.13% 2/28/11 (h)	$ 11,000	11,165
Broadcasting - 0.2%
Nexstar Finance LLC Tranche B term loan 4.12% 12/31/10 (h)	5,100	5,119
Cable TV - 0.5%
Charter Communication Operating LLC Tranche B term loan 3.92% 3/18/08 (h)	15,370	14,908
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Chemicals - 0.4%
Huntsman Co. LLC:
Tranche A term loan 5.957% 3/31/07 (h)	$ 9,348	$ 8,203
Tranche B term loan 8.9375% 3/31/07 (h)	4,242	3,723
		11,926
Electric Utilities - 1.4%
AES Corp. term loan 5.2643% 4/30/08 (h)	37,200	37,572
Calpine Corp. Tranche B1 term loan 4.6875% 7/15/07 (h)	998	1,000
		38,572
Energy - 0.2%
A.T. Massey Coal Co., Inc. term loan 4.62% 1/1/07 (h)	4,988	4,988
WEG Acquisitions LP term loan 5.6101% 6/17/08 (h)	1,100	1,111
		6,099
Healthcare - 0.4%
AmeriPath, Inc. term loan 5.62% 3/27/10 (h)	9,950	9,925
Hotels - 0.4%
Wyndham International, Inc. term loan:
5.875% 4/1/06 (h)	4,990	4,716
5.875% 6/30/06 (h)	7,552	6,947
		11,663
Publishing/Printing - 0.2%
CBD Media, Inc. Tranche B term loan 4.38% 12/31/09 (h)	694	702
R.H. Donnelly Corp. Tranche B term loan 5.1452% 6/30/10 (h)	4,466	4,544
		5,246
Services - 0.0%
Worldspan LP Tranche B term loan 4.8942% 6/30/07 (h)	600	599
Technology - 0.1%
Semiconductor Components Industries LLC:
Tranche B term loan 5.14% 8/4/06 (h)	74	74
Tranche C term loan 5.14% 8/4/07 (h)	1,786	1,790
		1,864
Telecommunications - 4.2%
Crown Castle Operating Co. Tranche B term loan 4.65% 9/30/10 (h)	20,500	20,654
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (h)	12,181	12,211
Tranche C term loan 4.8125% 12/31/08 (h)	15,151	15,189
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Qwest Corp.:
Tranche A term loan 6.5% 6/30/07 (h)	$ 53,000	$ 54,502
Tranche B term loan 6.95% 6/30/10	10,000	10,000
SpectraSite Communications, Inc. Tranche A term loan 3.4923% 6/30/07 (h)	1,932	1,934
		114,490
TOTAL FLOATING RATE LOANS (Cost $226,339)		231,576
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $226,680)	226,680,189	226,680
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.01%, dated 10/31/03 due 11/3/03) (Cost $2,103)	$ 2,103	2,103
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,567,906)		2,730,102
NET OTHER ASSETS - 0.5%		12,715
NET ASSETS - 100%		$ 2,742,817
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $549,173,000 or 20.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03	$ 0
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 3/25/99	$ 12,600
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,242,790,000 and $1,026,761,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,543,000 or 0.6% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $231,576,000 or 8.4% of net assets.
Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $1,104,100,000 of which $364,633,000, $461,979,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,103) (cost $2,567,906) - See accompanying schedule		$ 2,730,102
Cash		796
Receivable for investments sold Regular delivery		9,428
Delayed delivery		3,113
Receivable for fund shares sold		6,014
Dividends receivable		329
Interest receivable		53,857
Prepaid expenses		13
Other receivables		19
Total assets		2,803,671

Liabilities
Payable for investments purchased Regular delivery	$ 34,996
Delayed delivery	15,380
Payable for fund shares redeemed	5,956
Distributions payable	2,784
Accrued management fee	1,292
Other payables and accrued expenses	446
Total liabilities		60,854

Net Assets		$ 2,742,817
Net Assets consist of:
Paid in capital		$ 3,568,626
Undistributed net investment income		52,972
Accumulated undistributed net realized gain (loss) on investments		(1,040,982)
Net unrealized appreciation (depreciation) on investments		162,201
Net Assets, for 310,483 shares outstanding		$ 2,742,817
Net Asset Value, offering price and redemption price per share ($2,742,817 ÷ 310,483 shares)		$ 8.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,769
Interest		110,689
Total income		112,458

Expenses
Management fee	$ 7,300
Transfer agent fees	1,947
Accounting fees and expenses	330
Non-interested trustees' compensation	5
Custodian fees and expenses	38
Registration fees	57
Audit	42
Legal	26
Miscellaneous	4
Total expenses before reductions	9,749
Expense reductions	(4)	9,745
Net investment income (loss)		102,713
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		64,474
Change in net unrealized appreciation (depreciation) on investment securities		54,548
Net gain (loss)		119,022
Net increase (decrease) in net assets resulting from operations		$ 221,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,713	$ 146,137
Net realized gain (loss)	64,474	(126,800)
Change in net unrealized appreciation (depreciation)	54,548	227,369
Net increase (decrease) in net assets resulting from operations	221,735	246,706
Distributions to shareholders from net investment income	(83,725)	(134,150)
Share transactions Net proceeds from sales of shares	604,832	1,003,481
Reinvestment of distributions	65,073	100,467
Cost of shares redeemed	(410,906)	(423,930)
Net increase (decrease) in net assets resulting from share transactions	258,999	680,018
Redemption fees	470	664
Total increase (decrease) in net assets	397,479	793,238

Net Assets
Beginning of period	2,345,338	1,552,100
End of period (including undistributed net investment income of $52,972 and undistributed net investment income of $33,984, respectively)	$ 2,742,817	$ 2,345,338
Other Information Shares
Sold	70,666	131,032
Issued in reinvestment of distributions	7,585	13,135
Redeemed	(48,283)	(55,823)
Net increase (decrease)	29,968	88,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.08	$ 9.25	$ 11.32	$ 13.08	$ 13.64
Income from Investment Operations
Net investment income (loss) D	.348	.674	.836 F,G	1.104	1.192	1.153
Net realized and unrealized gain (loss)	.404	.219	(1.211)F,G	(2.285)	(1.763)	(.344)
Total from investment operations	.752	.893	(.375)	(1.181)	(.571)	.809
Distributions from net investment income	(.284)	(.616)	(.802)	(.897)	(1.017)	(1.083)
Distributions from net realized gain	-	-	-	-	-	(.300)
Distributions in excess of net realized gain	-	-	-	-	(.093)	-
Distributions from return of capital	-	-	-	-	(.088)	-
Total distributions	(.284)	(.616)	(.802)	(.897)	(1.198)	(1.383)
Redemption fees added to paid in capital D	.002	.003	.007	.008	.009	.014
Net asset value, end of period	$ 8.83	$ 8.36	$ 8.08	$ 9.25	$ 11.32	$ 13.08
Total Return B,C	9.17%	12.15%	(3.86)%	(10.77)%	(4.48)%	6.91%
Ratios to Average Net Assets E
Expenses before expense reductions	.77% A	.79%	.76%	.74%	.75%	.80%
Expenses net of voluntary waivers, if any	.77% A	.79%	.76%	.74%	.75%	.80%
Expenses net of all reductions	.77% A	.79%	.76%	.74%	.74%	.80%
Net investment income (loss)	8.10% A	8.82%	9.90% F,G	10.68%	9.85%	9.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,743	$ 2,345	$ 1,552	$ 2,158	$ 2,990	$ 3,374
Portfolio turnover rate	89% A	81%	69%	60%	50%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FEffective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. GAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.045 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.44% to 9.90%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 241,475
Unrealized depreciation	(56,773)
Net unrealized appreciation (depreciation)	$ 184,702
Cost for federal income tax purposes	$ 2,545,400

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,045 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
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1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

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Fidelity®

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Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and U.S.Government Agency Obligations 26.2%	U.S. Government and U.S.Government Agency Obligations 31.7%
AAA 24.0%	AAA 20.6%
AA 3.9%	AA 6.2%
A 16.4%	A 17.8%
BBB 16.4%	BBB 14.9%
BB and Below 2.1%	BB and Below 1.5%
Not Rated 4.4%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	2.5	2.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	1.8	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Corporate Bonds 25.9%		Corporate Bonds 29.5%
	U.S. Government and U.S. Government Agency Obligations 26.2%		U.S. Government and Government Agency Obligations 31.7%
	Asset-Backed Securities 27.9%		Asset-Backed Securities 21.0%
	CMOs and Other Mortgage Related Securities 13.0%		CMOs and Other Mortgage Related Securities 9.8%
	Other Investments 0.4%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 6.6%
* Foreign investments	4.2%	** Foreign investments	5.1%

* Futures and Swaps	10.6%	** Futures and Swaps	7.4%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.9%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,165	$ 3,059
4.75% 1/15/08	15,135	15,123
6.9% 9/1/04	2,000	2,073
7.4% 1/20/05	2,800	2,960
7.75% 6/15/05	3,780	4,074
		27,289
Media - 2.9%
AOL Time Warner, Inc.:
5.625% 5/1/05	9,700	10,180
6.15% 5/1/07	10,685	11,616
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	12,947
Continental Cablevision, Inc. 8.3% 5/15/06	22,050	24,692
Cox Communications, Inc.:
6.875% 6/15/05	9,757	10,479
7.5% 8/15/04	7,200	7,493
7.75% 8/15/06	3,445	3,889
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	7,020	7,098
Liberty Media Corp. 2.64% 9/17/06 (e)	13,000	13,008
News America, Inc. 6.625% 1/9/08	15,595	17,315
TCI Communications, Inc. 8% 8/1/05	14,250	15,559
Time Warner, Inc.:
7.75% 6/15/05	12,355	13,389
7.975% 8/15/04	2,997	3,125
Univision Communications, Inc. 3.875% 10/15/08	1,500	1,482
		152,272
Textiles Apparel & Luxury Goods - 0.0%
Jones Apparel Group, Inc. 7.5% 6/15/04	3,200	3,299
TOTAL CONSUMER DISCRETIONARY		182,860
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	11,150	11,910
Food Products - 0.4%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,782
Kraft Foods, Inc. 5.25% 6/1/07	17,025	18,066
		22,848
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc. 5.625% 11/4/08	$ 17,500	$ 17,411
Philip Morris Companies, Inc.:
6.375% 2/1/06	6,000	6,237
6.8% 12/1/03	4,680	4,692
		28,340
TOTAL CONSUMER STAPLES		63,098
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	8,750	9,210
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	10,635	10,781
Duke Energy Field Services LLC 5.75% 11/15/06	7,900	8,487
Kerr-McGee Corp. 5.375% 4/15/05	8,000	8,318
Pemex Project Funding Master Trust 2.65% 1/7/05 (a)(e)	9,850	9,902
		37,488
TOTAL ENERGY		46,698
FINANCIALS - 11.9%
Capital Markets - 1.6%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	3,680	3,980
Amvescap PLC:
5.9% 1/15/07	1,120	1,207
yankee 6.6% 5/15/05	6,200	6,595
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	14,750	14,429
4.25% 9/4/12 (e)	7,460	7,592
Goldman Sachs Group LP 7.2% 11/1/06 (a)	1,500	1,691
Goldman Sachs Group, Inc. 4.125% 1/15/08	8,420	8,596
J.P. Morgan Chase & Co. 5.35% 3/1/07	11,150	11,970
Lehman Brothers Holdings, Inc.:
4% 1/22/08	4,970	5,042
6.625% 2/5/06	1,000	1,089
7.75% 1/15/05	5,000	5,386
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	$ 6,910	$ 6,921
6.13% 5/16/06	2,555	2,779
Morgan Stanley:
3.625% 4/1/08	425	424
5.8% 4/1/07	1,500	1,637
National Westminster Bancorp yankee 9.375% 11/15/03	3,800	3,809
NationsBank Corp. 6.875% 2/15/05	1,500	1,594
		84,741
Commercial Banks - 0.8%
Bank of America Corp.:
3.875% 1/15/08	485	492
7.125% 9/15/06	8,850	9,901
Bank One Corp. 6.5% 2/1/06	4,305	4,702
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,946
First National Boston Corp. 8% 9/15/04	3,157	3,330
KeyCorp. 4.625% 5/16/05	6,110	6,364
Korea Development Bank 7.375% 9/17/04	3,140	3,289
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	3,250	3,491
Popular North America, Inc. 6.125% 10/15/06	5,195	5,652
		42,167
Consumer Finance - 2.8%
American General Finance Corp. 4.5% 11/15/07	5,200	5,389
Ford Motor Credit Co.:
6.5% 1/25/07	20,380	21,028
6.875% 2/1/06	20,200	21,141
7.5% 3/15/05	7,800	8,195
General Motors Acceptance Corp.:
6.125% 2/1/07	2,785	2,924
6.125% 8/28/07	11,785	12,415
6.75% 1/15/06	27,455	29,273
7.5% 7/15/05	4,290	4,593
Household Finance Corp.:
4.625% 1/15/08	4,598	4,765
5.75% 1/30/07	8,550	9,231
Household International, Inc. 8.875% 2/15/08	10,500	11,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp. 1.74% 9/17/04 (e)	$ 7,850	$ 7,882
Washington Mutual Finance Corp. 8.25% 6/15/05	8,500	9,313
		148,028
Diversified Financial Services - 3.2%
Citigroup, Inc. 6.75% 12/1/05	20,400	22,229
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	5,469	5,577
Deutsche Telekom International Finance BV:
3.875% 7/22/08	12,270	12,232
8.25% 6/15/05	18,970	20,726
NiSource Finance Corp.:
3.2% 11/1/06	4,940	4,933
7.5% 11/15/03	13,250	13,271
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,805
Powergen US Funding LLC 4.5% 10/15/04	16,935	17,294
Prime Property Funding II 6.25% 5/15/07	6,000	6,476
Sprint Capital Corp.:
6% 1/15/07	11,760	12,462
7.125% 1/30/06	8,560	9,255
Verizon Global Funding Corp. 6.125% 6/15/07	25,295	27,647
		168,907
Insurance - 0.5%
Allstate Corp. 7.875% 5/1/05	5,945	6,463
MetLife, Inc. 3.911% 5/15/05	14,850	15,335
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,822
		24,620
Real Estate - 2.7%
AMB Property LP 7.2% 12/15/05	5,040	5,529
Arden Realty LP 8.875% 3/1/05	9,925	10,760
AvalonBay Communities, Inc.:
5% 8/1/07	5,260	5,512
6.58% 2/15/04	2,435	2,470
BRE Properties, Inc. 5.95% 3/15/07	3,310	3,532
Camden Property Trust:
5.875% 6/1/07	3,305	3,549
7% 4/15/04	8,400	8,579
CarrAmerica Realty Corp. 5.25% 11/30/07	10,115	10,453
CenterPoint Properties Trust:
6.75% 4/1/05	1,530	1,617
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust: - continued
7.125% 3/15/04	$ 4,700	$ 4,788
Duke Realty LP 6.875% 3/15/05	4,100	4,367
EOP Operating LP:
6.5% 1/15/04	7,500	7,570
6.625% 2/15/05	3,200	3,378
6.763% 6/15/07	3,650	4,033
7.375% 11/15/03	5,900	5,909
8.375% 3/15/06	5,700	6,396
ERP Operating LP 7.1% 6/23/04	14,853	15,341
Gables Realty LP:
5.75% 7/15/07	7,235	7,654
7.25% 2/15/06	10,600	11,473
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,584
ProLogis 6.7% 4/15/04	11,545	11,833
Vornado Realty Trust 5.625% 6/15/07	5,575	5,888
		143,215
Thrifts & Mortgage Finance - 0.3%
Abbey National PLC 6.69% 10/17/05	900	979
Countrywide Home Loans, Inc.:
1.62% 6/2/06 (e)	5,250	5,264
5.5% 8/1/06	735	784
5.625% 5/15/07	3,765	4,034
Washington Mutual, Inc. 7.5% 8/15/06	5,950	6,672
		17,733
TOTAL FINANCIALS		629,411
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	9,500	10,070
Raytheon Co.:
4.5% 11/15/07	7,500	7,521
6.75% 8/15/07	4,100	4,492
		22,083
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	$ 3,163	$ 3,389
FedEx Corp. 6.625% 2/12/04	5,350	5,423
		8,812
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	6,990	7,252
Industrial Conglomerates - 0.7%
Textron Financial Corp. 2.75% 6/1/06	5,130	5,097
Tyco International Group SA yankee 6.375% 6/15/05	30,650	32,144
		37,241
Road & Rail - 0.2%
Union Pacific Corp. 6.34% 11/25/03	7,330	7,348
TOTAL INDUSTRIALS		82,736
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 6.75% 2/1/06	23,600	25,417
Computers & Peripherals - 0.0%
Hewlett-Packard Co. 5.5% 7/1/07	500	538
TOTAL INFORMATION TECHNOLOGY		25,955
MATERIALS - 0.7%
Containers & Packaging - 0.2%
Sealed Air Corp.:
6.95% 5/15/09 (a)	4,365	4,834
8.75% 7/1/08 (a)	3,490	4,075
		8,909
Paper & Forest Products - 0.5%
Boise Cascade Corp. 7.35% 10/11/04	9,760	10,009
Weyerhaeuser Co. 5.95% 11/1/08	16,600	17,763
		27,772
TOTAL MATERIALS		36,681
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
AT&T Corp. 7% 11/15/06	18,200	20,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
2.445% 12/15/03 (e)	$ 6,700	$ 6,708
7.875% 12/15/05	10,950	12,124
Citizens Communications Co. 8.5% 5/15/06	8,390	9,477
France Telecom SA 8.45% 3/1/06	13,300	14,895
GTE Hawaiian Telephone Co., Inc. 7.375% 9/1/06	6,150	6,877
Telecom Italia Capital 4% 11/15/08 (a)	14,250	14,233
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	5,475	5,922
Telefonica Europe BV 7.35% 9/15/05	935	1,019
TELUS Corp. yankee 7.5% 6/1/07	20,710	23,000
		114,410
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 7.5% 5/1/07	29,742	33,361
TOTAL TELECOMMUNICATION SERVICES		147,771
UTILITIES - 1.9%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	8,180	8,482
Detroit Edison Co. 5.05% 10/1/05	2,940	3,092
DTE Energy Co. 6.45% 6/1/06	8,755	9,495
FirstEnergy Corp. 5.5% 11/15/06	9,855	10,356
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,683
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,276
Monongahela Power Co. 5% 10/1/06	5,685	5,829
Progress Energy, Inc. 6.75% 3/1/06	13,200	14,364
Southwestern Public Service Co. 5.125% 11/1/06	3,900	4,143
Texas Utilities Electric Co. 8.25% 4/1/04	1,440	1,478
Wisconsin Electric Power Co. 7.25% 8/1/04	3,000	3,119
		68,317
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 7.375% 4/1/05	4,900	5,261
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,636
Texas Eastern Transmission Corp. 5.25% 7/15/07	1,835	1,942
Williams Holdings of Delaware, Inc.:
6.125% 12/1/03	9,240	9,379
6.25% 2/1/06	2,895	2,967
		28,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
Duke Energy Corp. 4.2% 10/1/08	$ 5,315	$ 5,309
TOTAL UTILITIES		101,811
TOTAL NONCONVERTIBLE BONDS (Cost $1,272,154)		1,317,021
U.S. Government and Government Agency Obligations - 8.5%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0% 3/3/04 (c)	500	498
6% 5/15/08	70,618	78,193
Freddie Mac 0% 3/4/04 (c)	2,700	2,690
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	941	959
Private Export Funding Corp. secured 6.86% 4/30/04	169	173
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		82,513
U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
10% 5/15/10	30,740	34,579
11.75% 2/15/10	30,180	34,080
12% 8/15/13 (d)	61,275	85,036
U.S. Treasury Notes:
2% 8/31/05	73,180	73,512
3.5% 11/15/06	955	986
4.375% 5/15/07	132,000	139,662
TOTAL U.S. TREASURY OBLIGATIONS		367,855
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $451,545)		450,368
U.S. Government Agency - Mortgage Securities - 13.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 12.6%
5.5% 8/1/14 to 4/1/18	$ 81,280	$ 83,826
6% 7/1/11	3,015	3,146
6.5% 5/1/06 to 3/1/33	339,963	356,635
6.5% 11/1/18 to 11/1/33 (b)	81,548	85,518
7% 10/1/07 to 11/1/32	126,353	133,206
7% 11/1/18 (b)	2,230	2,369
7.5% 6/1/12 to 11/1/31	1,667	1,781
11.5% 11/1/15	462	529
TOTAL FANNIE MAE		667,010
Freddie Mac - 0.0%
8.5% 5/1/27 to 7/1/28	1,378	1,494
12% 11/1/19	90	102
TOTAL FREDDIE MAC		1,596
Government National Mortgage Association - 0.5%
7% 11/15/27 to 8/15/32	24,389	25,866
8% 3/15/27	70	75
11% 7/15/10	1	1
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		25,942
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $692,635)		694,548
Asset-Backed Securities - 22.3%

ABSC NIMS Trust Series 2002-HE3 Class A, 7% 10/17/32 (a)	1,632	1,635
Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	10,526	10,518
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.46% 6/25/32 (e)	6,287	6,288
Series 2002-HE2 Class A2, 1.55% 8/25/32 (e)	6,303	6,312
Series 2003-HE1:
Class A2, 1.53% 11/25/33 (e)	16,200	16,200
Class M1 1.77% 11/25/33 (e)	1,965	1,965
Class M2, 2.82% 11/25/33 (e)	1,228	1,228
Series 2003-NC1 Class A2A, 1.54% 7/25/33 (e)	19,200	19,229
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	$ 768	$ 767
American Express Credit Account Master Trust Series 2000-1 Class A, 7.2% 9/17/07	17,800	19,056
AmeriCredit Automobile Receivables Trust:
Series 1999-D Class A3, 7.02% 12/12/05	6,056	6,085
Series 2001-B Class A4, 5.37% 6/12/08	21,000	21,668
Series 2001-C Class A4, 5.01% 7/14/08	20,500	21,195
Series 2002-A Class A4, 4.61% 1/12/09	2,555	2,660
Series 2002-B:
Class A3, 3.78% 2/12/07	19,100	19,369
Class A4, 4.46% 4/12/09	5,275	5,432
Series 2003-AM Class A4A, 3.1% 11/6/09	4,510	4,523
Series 2003-BX:
Class A3, 2.11% 8/6/07	3,765	3,774
Class A4A, 2.72% 1/6/10	5,650	5,584
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,540
Series 2003-DM Class A4, 2.84% 8/6/10	7,270	7,179
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.56% 2/25/33 (e)	3,250	3,256
Series 2002-AR1 Class M1, 1.83% 9/25/32 (e)	6,400	6,376
Series 2003-3 Class S, 5% 9/25/05 (g)	25,417	1,337
Series 2003-7 Class M1, 1.97% 8/25/33 (e)	2,945	2,955
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.45% 6/25/32 (e)	6,968	6,962
Series 2002-BC3N Class B2, 7% 6/25/32 (a)	503	499
Series 2002-BC6 Class AIO, 6% 8/25/04 (g)	76,599	2,678
Series 2002-BC7:
Class AIO, 6% 9/25/04 (g)	53,295	2,123
Class M1, 1.92% 10/25/32 (e)	6,600	6,600
Series 2002-BC9 Class A2, 1.6% 12/25/32 (e)	4,633	4,646
AQ Finance NIMS Trust Series 2003-N1 Class NOTE, 9.37% 3/25/33 (a)	4,409	4,409
Arcadia Automobile Receivables Trust Series 1999-C Class A3, 7.2% 6/15/07	3,646	3,654
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.57% 9/25/33 (e)	1,723	1,723
Class AV2, 1.52% 9/25/33 (e)	1,943	1,943
Class M2, 2.92% 9/25/33 (e)	14,400	14,400
Series 2003-W6 Class AV2, 1.49% 1/25/34 (b)(e)	17,000	17,000
Series 2003-W7:
Class A2, 1.51% 3/25/34 (b)(e)	13,100	13,100
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Argent Securities, Inc.: - continued
Series 2003-W7:
Class M1, 1.81% 3/25/34 (b)(e)	$ 11,700	$ 11,700
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.39% 11/15/31 (e)	4,086	4,085
Series 2002-HE3 Class 2A, 1.52% 10/15/32 (e)	2,524	2,532
Series 2003-HE2 Class A2, 1.5% 4/15/33 (e)	12,156	12,135
Series 2003-HE3 Class A2, 1.47% 6/15/33 (e)	1,943	1,939
Series 2003-HE4 Class A3, 1.34% 8/15/33 (e)	5,150	5,149
Series 2003-HE5 Class A2B, 4.5% 8/15/33	4,729	4,729
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(e)	12,435	12,435
Associates Automobile Receivables Trust:
Series 2000-1 Class B, 7.83% 8/15/07	12,687	13,153
Series 2000-2 Class A4, 6.9% 8/15/05	4,860	4,911
Bank One Issuance Trust Series 2002-B2 Class B2, 1.46% 5/15/08 (e)	6,600	6,616
Bayview Commercial Asset Trust Series 2003-2 Class A, 1.7% 12/25/33 (a)(e)	19,255	19,255
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	6,590	6,659
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	12,365	12,440
Series 2002-5 Class B, 2.8% 4/15/08	10,263	10,344
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	11,800	12,294
Capital One Master Trust:
Series 1999-3 Class B, 1.6% 9/15/09 (e)	5,500	5,497
Series 2001-1 Class B, 1.63% 12/15/10 (e)	8,715	8,584
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,670
Series 2002-3A Class B, 4.55% 2/15/08	12,750	13,090
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (e)	8,935	8,962
Series 2003-B1 Class B1, 2.29% 2/17/09 (e)	20,015	20,240
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.46% 1/25/32 (e)	10,298	10,270
Series 2002-HE2:
Class A, 1.41% 1/25/33 (e)	3,572	3,569
Class M1, 1.82% 1/25/33 (e)	5,000	5,004
Series 2003-HE4 Class A2, 1.35% 3/25/34 (b)(e)	23,200	23,200
Chase Credit Card Master Trust Series 2003-6 Class B, 1.47% 2/15/11 (b)(e)	9,850	9,842
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	1,863	1,905
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Chase Manhattan Auto Owner Trust: - continued
Series 2001-A:
Class A3, 4.55% 8/15/05	$ 3,770	$ 3,796
Class CTFS, 5.06% 2/15/08	984	1,010
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2001-H30N Class A, 8% 7/27/32 (a)	1,019	1,011
Series 2001-HE22N Class A, 8% 3/27/32	213	212
Series 2002-H10N Class A, 8% 11/27/32 (a)	325	320
Series 2002-H16N Class A, 8% 11/27/32 (a)	699	688
Series 2002-H1N Class A, 8% 8/27/32 (a)	376	372
Series 2002-H4N Class A, 8% 8/27/32 (a)	1,990	1,971
DaimlerChrysler Auto Trust Series 2000-C Class A4, 6.85% 11/6/05	11,460	11,716
Discover Card Master Trust I:
Series 1998-7 Class A, 5.6% 5/16/06	5,000	5,008
Series 1999-6 Class A, 6.85% 7/17/07	16,955	17,987
Series 2001-5 Class B, 5.65% 11/15/06	4,000	4,102
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	10,875	11,089
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	1,705	1,749
Series 2001-C Class A4, 4.83% 2/15/05	2,951	2,975
GS Mortgage Securities Corp. Series 2003-HE2 Class M1, 1.77% 8/25/33 (e)	2,985	2,966
GSAMP Trust Series 2002-NC1 Class A2, 1.44% 7/25/32 (e)	5,196	5,190
Harley-Davidson Motorcycle Trust Series 2001-2 Class A1, 3.77% 4/17/06	230	230
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.47% 6/25/32 (e)	8,121	8,121
Series 2002-5 Class A3, 1.64% 5/25/33 (e)	13,372	13,419
Series 2003-3 Class A4, 1.58% 2/25/33 (e)	9,900	9,900
Series 2003-5 Class A2, 1.47% 12/25/33 (e)	15,769	15,808
Series 2003-5N Class A, 7.5% 1/27/34 (a)	925	921
Series 2003-7 Class A2, 1.5% 3/25/34 (b)(e)	18,600	18,600
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (a)	1,089	1,079
Series 2002-3N Class A, 8% 3/25/33 (a)	2,395	2,347
Series 2002-4N Class A, 8% 5/27/33 (a)	2,335	2,288
Series 2003-2N Class A, 8% 9/27/33 (a)	3,110	3,045
Series 2003-3N Class A, 8% 9/27/33 (a)	7,359	7,212
Honda Auto Receivables Owner Trust Series 2001-2 Class A3, 4.67% 3/18/05	1,778	1,793
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	$ 9,500	$ 9,862
Series 2001-2 Class A4, 5.39% 8/17/08	5,155	5,377
Series 2002-2 Class A3, 2.85% 3/19/07	16,200	16,351
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.49% 12/22/31 (e)	4,414	4,419
Series 2002-3 Class A, 1.57% 7/20/32 (e)	6,625	6,623
Series 2003-1 Class A, 1.47% 10/20/32 (e)	13,134	13,134
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.45% 6/20/33 (e)	10,870	10,870
Class M, 1.72% 6/20/33 (e)	8,865	8,865
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class A, 4.95% 6/16/08	11,700	12,008
Series 2002-2 Class B, 1.67% 1/18/11 (e)	5,900	5,929
Series 2002-3 Class B, 2.37% 9/15/09 (e)	5,660	5,665
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(e)	181	179
Isuzu Auto Owner Trust Series 2001-1 Class A3, 4.88% 11/22/04	893	897
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	7,800	7,812
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-3 Class NOTE, 1.67% 8/25/09 (a)(e)	6,697	6,695
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.495% 10/15/08 (e)	7,800	7,811
Series 2001-B2 Class B2, 1.48% 1/15/09 (e)	23,897	23,977
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,544
Series 2002-B2 Class B2, 1.5% 10/15/09 (e)	19,400	19,461
Series 2002-B3 Class B3, 1.52% 1/15/08 (e)	6,450	6,469
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.48% 9/15/10 (e)	8,000	8,022
Series 1998-G Class B, 1.52% 2/17/09 (e)	9,200	9,218
Series 1999-G Class A, 6.35% 12/15/06	8,650	8,953
Series 2000-L Class B, 1.62% 4/15/10 (e)	3,350	3,370
Merrill Lynch Mortgage Investments, Inc. Series 2003-HE1 Class A1, 1.57% 7/25/34 (e)	19,600	19,600
Morgan Stanley ABS Capital I, Inc. Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	1,325	1,325
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (e)	5,655	5,706
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (a)	227	227
Series 2002-AM3 Class A3, 1.61% 2/25/33 (e)	6,989	7,009
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (a)	1,476	1,476
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3N Class NOTE, 9.5% 8/25/32 (a)	$ 887	$ 888
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	3,180	3,181
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	549	550
Series 2003-NC2 Class M2, 3.12% 2/25/33 (e)	2,840	2,866
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	2,263	2,265
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	10,209	10,206
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	8,559	8,555
Mortgage Asset Backed Securities Trust Series 2002-NC1:
Class A2, 1.56% 10/25/32 (e)	3,099	3,102
Class M1, 1.97% 10/25/32 (e)	9,800	9,832
Class S, 6% 4/25/05 (g)	13,934	988
Navistar Financial Owner Trust Series 2000-A Class A4, 7.34% 1/15/07	1,831	1,844
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.26% 6/15/09 (e)	15,600	15,600
Onyx Acceptance Owner Trust:
Series 2000-C Class A4, 7.26% 5/15/07	5,458	5,634
Series 2000-D Class A4, 6.85% 8/15/07	7,556	7,739
Series 2001-D Class A3, 3.63% 12/15/05	6,017	6,056
Series 2002-A Class A3, 3.75% 4/15/06	3,257	3,291
Series 2002-C:
Class A3, 3.29% 9/15/06	6,874	6,948
Class A4, 4.07% 4/15/09	5,740	5,934
Series 2003-D Class A3, 2.4% 12/15/07	7,710	7,717
Option One Mortgage Securities Corp. NIMS Trust:
Series 2002-2A Class CFTS, 8.83% 6/26/32 (a)	473	473
Series 2002-4 Class CTFS, 8.35% 7/25/32 (a)	682	675
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	12,600	13,125
Providian Gateway Master Trust Series 2002-B Class A, 1.82% 6/15/09 (a)(e)	8,200	8,255
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	10,744	10,609
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	8,371	8,328
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	5,888	6,009
Series 2000-1:
Class A, 7.25% 11/15/07	2,072	2,076
Class B, 7.5% 11/15/07	8,300	8,317
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II: - continued
Series 2001-2 Class B, 1.41% 6/16/08 (e)	$ 7,000	$ 6,987
Series 2002-4 Class B, 1.545% 8/18/09 (e)	6,420	6,408
Series 2002-5 Class B, 2.37% 11/17/09 (e)	13,000	13,029
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(e)	11,595	11,595
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.55% 9/25/34 (e)	18,500	18,500
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	15,030	15,143
Class A4, 3.24% 8/12/09	8,795	8,918
Wells Fargo Auto Trust Series 2001-A Class A3, 4.68% 2/15/05	840	843
TOTAL ASSET-BACKED SECURITIES (Cost $1,178,651)		1,183,342
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 1.4%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	7,650	7,773
Series 2002-32 Class 2A3, 5% 1/25/18	3,320	3,349
Merrill Lynch Mortgage Investments, Inc.:
floater Series 2003-A Class 2A1, 1.51% 3/25/28 (e)	17,804	17,790
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	97,131	1,548
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	16,840	17,365
Residential Funding Mortgage Securities I, Inc. floater Series 2002-S15 Class A3, 1.72% 9/25/32 (e)	541	541
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/07 (a)(g)	359,095	4,094
Sequoia Mortgage Trust:
floater Series 2003-5 Class A2, 1.5313% 9/20/33 (e)	7,463	7,447
Series 2003-6 Class A2, 1.5513% 11/20/33 (e)	15,515	15,515
TOTAL PRIVATE SPONSOR		75,422
U.S. Government Agency - 3.2%
Fannie Mae:
planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	3,118	3,181
Series 1994-51 Class PH, 6.5% 1/25/23	1,983	2,009
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-63 Class PH, 7% 6/25/23	$ 6,568	$ 6,716
Series 1993-187 Class L, 6.5% 7/25/23	11,585	12,372
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	3,890	3,970
Series 2001-71 Class QD, 6% 4/25/15	14,604	14,948
Series 2001-80 Class PH, 6% 12/25/27	6,515	6,586
Series 2002-55 Class PA, 5.5% 3/25/18	3,955	3,964
Series 2003-16 Class PA, 4.5% 11/25/09	2,455	2,507
sequential pay Series 2002-28 Class VB, 6.5% 3/25/20	6,015	6,096
Series 2002-38 Class QB, 5.75% 7/25/13	8,834	8,856
Series 2003-19 Class MJ, 4.25% 5/25/30	19,773	19,810
Freddie Mac planned amortization class:
Series 1385 Class H, 6.5% 8/15/07	2,313	2,373
Series 2115 Class PC, 6% 5/15/11	268	268
Series 2162 Class TF, 6% 11/15/24	7,024	7,060
Series 2355 Class CD, 6.5% 6/15/30	2,056	2,087
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	2,975	3,084
Series 1714 Class H, 6.75% 5/15/23	5,499	5,618
Series 2134 Class PC, 5.725% 4/15/11	189	189
Series 2183 Class TG, 7% 7/15/28	1,258	1,269
Series 2322 Class HC, 6.5% 3/15/30	1,240	1,264
Series 2489 Class PD, 6% 2/15/31	12,875	13,449
sequential pay:
Series 2230 Class VB, 8% 2/15/16	2,060	2,075
Series 2447 Class LG, 5.5% 12/15/13	1,276	1,284
Series 2458 Class VK, 6.5% 3/15/13	13,610	14,282
Series 2489 Class MA, 5% 12/15/12	2,193	2,205
Series 2628 Class AZ, 4.5% 6/15/18	11,386	11,386
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	7,123	7,286
TOTAL U.S. GOVERNMENT AGENCY		166,194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $243,735)		241,616
Commercial Mortgage Securities - 9.9%
	Principal Amount (000s)	Value (Note 1) (000s)
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0219% 2/3/11 (a)(e)(g)	$ 86,831	$ 4,620
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	3,619	3,896
Series 1997-D5 Class PS1, 1.7257% 2/14/43 (e)(g)	66,443	4,386
Banc America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.803% 7/11/43 (a)(e)(g)	48,377	4,105
Series 2003-1 Class XP1, 1.475% 9/11/36 (a)(e)(g)	270,724	9,771
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.44% 9/8/14 (a)(e)	12,700	12,704
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2002-TOP8 Class X2, 2.3371% 8/15/38 (a)(e)(g)	55,141	5,778
Series 2003-PWR2 Class X2, 0.721% 5/11/39 (a)(e)(g)	108,249	3,552
Series 2003-T12 Class X2, 0.9251% 8/13/39 (a)(e)(g)	72,915	2,609
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.57% 12/12/13 (a)(e)	3,427	3,423
sequential pay:
Series 1998-1 Class A2, 6.56% 5/18/30	29,500	32,780
Series 1999-2 Class A1, 7.032% 1/15/32	4,186	4,598
Series 2000-3 Class A1, 7.093% 10/15/32	6,770	7,469
COMM floater:
Series 2000-FL3A Class C, 1.88% 11/15/12 (a)(e)	11,600	11,516
Series 2001-FL5A:
Class A2, 1.67% 11/15/13 (a)(e)	12,353	12,357
Class D, 2.37% 11/15/13 (a)(e)	9,250	9,243
Series 2002-FL6 Class G, 3.02% 6/14/14 (a)(e)	4,441	4,374
Series 2002-FL7:
Class H, 3.37% 11/15/14 (a)(e)	6,613	6,539
Class MPP, 3.52% 11/15/14 (a)(e)	5,300	5,300
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,679	4,943
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class H230, 3.07% 9/15/11 (a)(e)	4,300	4,257
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	5,327	5,594
Series 2000-C1 Class A1, 7.325% 4/14/62	4,677	5,141
Series 2000-FL1A Class A2, 1.52% 12/15/09 (a)(e)	5,123	5,124
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 2001-CK3 Class A2, 6.04% 6/15/34	$ 6,500	$ 6,987
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	134,960	5,428
Series 2003-C3 Class ASP, 2.1423% 5/15/38 (a)(e)(g)	136,110	11,538
Series 2003-C4 Class ASP, 0.6007% 8/15/36 (a)(e)(g)	88,340	2,216
Series 2003-TF2A:
Class A2, 1.44% 11/15/14 (b)(e)	5,300	5,300
Class C, 1.72% 11/15/14 (b)(e)	1,095	1,095
Class E, 2.17% 11/15/14 (b)(e)	875	875
Class H, 3.12% 11/15/14 (b)(e)	1,080	1,080
Class K, 4.37% 11/15/14 (a)(b)(e)	1,620	1,620
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1:
Class A2, 6.538% 6/15/31	4,115	4,501
Class D, 7.231% 6/15/31	2,480	2,520
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	5,280	5,819
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	5,000	5,513
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	2,302	2,315
Series 1997-C2 Class A3, 6.65% 11/18/29	15,770	17,404
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	486	438
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	895	805
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.791% 5/15/33 (a)(e)(g)	83,629	3,430
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.72% 11/15/11 (a)(e)	5,021	5,019
Class A3 1.82% 2/15/14 (a)(e)	5,352	5,395
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1998-C2 Class A1, 6.15% 5/15/35	5,840	6,149
Series 2001-WTCA:
Class A1, 1.34% 9/9/15 (a)(e)	2,650	2,619
Class A2, 1.49% 9/9/15 (a)(e)	11,550	11,348
Class C, 2.22% 9/9/15 (a)(e)	12,850	12,350
Class E, 3.02% 9/9/15 (a)(e)	3,450	3,306
Class X1, 0.8% 9/1/15 (a)(g)	126,864	159
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C2 Class X2, 0.3887% 4/10/40 (g)	$ 267,968	$ 3,396
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	4,000	4,019
Series 2003-C1 Class XP, 2.4429% 7/5/35 (a)(e)(g)	68,850	6,734
GS Mortgage Securities Corp. Series 2003-HE1 Class M2, 3.02% 6/20/33 (e)	9,268	9,275
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,683
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.03% 12/15/10 (a)(e)	1,292	1,289
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	3,566	3,886
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	2,684	2,923
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.3645% 7/12/35 (a)(e)(g)	42,900	2,249
Series 2003-LN1 Class X2, 0.7861% 10/15/37 (a)(e)(g)	137,460	4,881
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	4,421	4,635
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2532% 2/20/30 (a)(e)	4,519	4,513
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,292
Series 2003-C5 Class A2, 3.478% 7/15/27	23,395	23,067
Series 2002-C4 Class XCP, 1.6957% 10/15/35 (a)(e)(g)	80,128	5,565
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(g)	84,649	4,029
Series 2003-C1 Class XCP, 1.6571% 12/15/36 (a)(e)(g)	36,287	2,321
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA:
Class A, 1.36% 8/16/13 (a)(e)	9,623	9,623
Class E, 1.75% 8/16/13 (a)(e)	3,000	3,000
Series 2002-LLFA Class A, 1.41% 6/14/17 (a)(e)	5,033	5,033
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.616% 7/12/34 (a)(e)(g)	29,392	2,054
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	$ 4,627	$ 5,071
Series 1997-RR:
Class B, 7.3089% 4/30/39 (a)(e)	7,752	8,060
Class C, 7.4389% 4/30/39 (a)(e)	7,335	7,717
Series 1999-1NYP Class F, 7.2465% 5/3/30 (a)(e)	5,571	5,969
Series 2003-IQ5 Class X2, 1.13% 4/15/38 (a)(e)(g)	46,980	2,539
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 2.02% 8/5/14 (a)(e)	12,306	12,305
Series 2003-HQ2 Class X2, 1.579% 3/12/35 (a)(e)(g)	78,410	5,562
Series 2003-TOP9 Class X2, 1.524% 11/13/36 (a)(e)(g)	51,315	3,893
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	6,165	6,772
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	5,100	5,539
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 1.92% 2/15/13 (a)(e)	6,000	5,914
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	27,120	28,292
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	8,210	8,588
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $522,319)		523,996
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 5.625% 7/23/07	4,225	4,510
United Mexican States 4.625% 10/8/08	15,370	15,408
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		19,918
Fixed-Income Funds - 14.0%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $743,350)	7,478,791	743,915
Cash Equivalents - 6.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $339,420)	$ 339,450	$ 339,420
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $5,463,282)		5,514,144
NET OTHER ASSETS - (4.1)%		(217,599)
NET ASSETS - 100%		$ 5,296,545
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
398 Eurodollar 90 Day Index Contracts	June 2005	$ 394,746	$ 653
398 Eurodollar 90 Day Index Contracts	Sept. 2005	394,428	534
398 Eurodollar 90 Day Index Contracts	Dec. 2005	394,164	466
398 Eurodollar 90 Day Index Contracts	March 2006	393,925	387
398 Eurodollar 90 Day Index Contracts	June 2006	393,702	107
398 Eurodollar 90 Day Index Contracts	Sept. 2006	393,493	(331)
398 Eurodollar 90 Day Index Contracts	Dec. 2006	393,284	(394)
398 Eurodollar 90 Day Index Contracts	March 2007	393,110	192
			1,614
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 5,575	$ (116)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	2,030	18
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	8,000	143
TOTAL CREDIT DEFAULT SWAP	15,605	45
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.3192% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2006	50,000	(201)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	72,410	191
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	61,650	278
TOTAL INTEREST RATE SWAP	184,060	268
$ 199,665	$ 313
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $504,061,000 or 9.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,695,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $250,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,264,972,000 and $3,439,690,000, respectively, of which long-term U.S. government and government agency obligations aggregated $1,938,769,000 and $2,313,189,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $29,346,000. The weighted average interest rate was 1.38%. Interest earned from the interfund lending program amounted to $2,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $133,700,000 of which $99,539,000, $10,379,000, $10,467,000, $8,450,000 and $4,865,000 will expire on April 30, 2004, 2005, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2004, 2005 and 2006, $13,689,000, $4,138,000 and $2,204,000, respectively, was acquired in a merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $339,420) (cost $5,463,282) - See accompanying schedule		$ 5,514,144
Cash		753
Receivable for investments sold		43,179
Receivable for fund shares sold		8,164
Interest receivable		42,753
Receivable for daily variation on futures contracts		129
Unrealized gain on swap agreements		313
Prepaid expenses		30
Other receivables		8
Total assets		5,609,473

Liabilities
Payable for investments purchased Regular delivery	$ 77,747
Delayed delivery	221,705
Payable for fund shares redeemed	9,856
Distributions payable	1,023
Accrued management fee	1,893
Other payables and accrued expenses	704
Total liabilities		312,928

Net Assets		$ 5,296,545
Net Assets consist of:
Paid in capital		$ 5,346,664
Distributions in excess of net investment income		(3,581)
Accumulated undistributed net realized gain (loss) on investments		(99,327)
Net unrealized appreciation (depreciation) on investments		52,789
Net Assets, for 588,695 shares outstanding		$ 5,296,545
Net Asset Value, offering price and redemption price per share ($5,296,545 ÷ 588,695 shares)		$ 9.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 90,859
Security lending		16
Total income		90,875

Expenses
Management fee	$ 11,979
Transfer agent fees	3,180
Accounting and security lending fees	327
Non-interested trustees' compensation	12
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	99
Registration fees	93
Audit	42
Legal	11
Miscellaneous	8
Total expenses before reductions	15,752
Expense reductions	(9)	15,743
Net investment income (loss)		75,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	39,011
Futures contracts	2,016
Swap agreements	(390)
Total net realized gain (loss)		40,637
Change in net unrealized appreciation (depreciation) on: Investment securities	(66,772)
Futures contracts	(3,977)
Swap agreements	(1,377)
Total change in net unrealized appreciation (depreciation)		(72,126)
Net gain (loss)		(31,489)
Net increase (decrease) in net assets resulting from operations		$ 43,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,132	$ 183,927
Net realized gain (loss)	40,637	46,760
Change in net unrealized appreciation (depreciation)	(72,126)	101,618
Net increase (decrease) in net assets resulting from operations	43,643	332,305
Distributions to shareholders from net investment income	(74,399)	(191,220)
Share transactions Net proceeds from sales of shares	1,431,116	4,400,487
Reinvestment of distributions	66,549	172,509
Cost of shares redeemed	(1,865,643)	(2,303,735)
Net increase (decrease) in net assets resulting from share transactions	(367,978)	2,269,261
Total increase (decrease) in net assets	(398,734)	2,410,346

Net Assets
Beginning of period	5,695,279	3,284,933
End of period (including distributions in excess of net investment income of $3,581 and distributions in excess of net investment income of $4,314, respectively)	$ 5,296,545	$ 5,695,279
Other Information Shares
Sold	158,182	495,166
Issued in reinvestment of distributions	7,368	19,331
Redeemed	(206,698)	(258,777)
Net increase (decrease)	(41,148)	255,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.78	$ 8.70	$ 8.45	$ 8.68	$ 8.70
Income from Investment Operations
Net investment income (loss)D	.122	.346	.427F	.533	.507	.507
Net realized and unrealized gain (loss)	(.042)	.277	.076F	.246	(.238)	(.030)
Total from investment operations	.080	.623	.503	.779	.269	.477
Distributions from net investment income	(.120)	(.363)	(.423)	(.529)	(.499)	(.497)
Net asset value, end of period	$ 9.00	$ 9.04	$ 8.78	$ 8.70	$ 8.45	$ 8.68
Total ReturnB,C	.89%	7.23%	5.88%	9.49%	3.21%	5.62%
Ratios to Average Net AssetsE
Expenses before expense reductions	.56%A	.57%	.58%	.59%	.63%	.68%
Expenses net of voluntary waivers, if any	.56%A	.57%	.58%	.59%	.63%	.66%
Expenses net of all reductions	.56%A	.57%	.58%	.58%	.62%	.65%
Net investment income (loss)	2.67%A	3.88%	4.86%F	6.23%	5.96%	5.83%
Supplemental Data
Net assets, end of period (in millions)	$ 5,297	$ 5,695	$ 3,285	$ 2,083	$ 1,344	$ 973
Portfolio turnover rate	121%A	80%	145%	84%	126%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales excise tax regulations .

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 75,726
Unrealized depreciation	(17,284)
Net unrealized appreciation (depreciation)	$ 58,442
Cost for federal income tax purposes	$ 5,455,702

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-USAN-1203
1.784864.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 23, 2003